As filed with the Securities and Exchange Commission on June 30, 2021
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
 (Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2021
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Absolute Return Multi-Manager Fund

Semi-Annual Report

April 30, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
FUND EXPENSE INFORMATION	6
CONSOLIDATED SCHEDULE OF INVESTMENTS	8
CONSOLIDATED FINANCIAL STATEMENTS	44
CONSOLIDATED FINANCIAL HIGHLIGHTS (ALL CLASSES)	67
Directory	71
Proxy Voting Policies and Procedures	72
Quarterly Portfolio Schedule	72

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2021 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Fellow Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Absolute Return Multi-Manager Fund covering the six-month period ended April 30, 2021 (the reporting period).

During the reporting period, the U.S. economy rebounded sharply from the pandemic-driven downturn. The development and rollout of several COVID-19 vaccines boosted investor sentiment in late 2020. In addition, U.S. fiscal and monetary policy remained highly accommodative. In terms of fiscal stimulus, the U.S. government introduced a number of programs in an attempt to revive the economy. As it relates to monetary policy, the U.S. Federal Reserve Board (Fed) maintained the federal funds rate in a range between 0.00% and 0.25% and continued its quantitative easing program. Despite concerns over inflation late in the period, the Fed repeatedly expressed the view that rising prices were transitory.

The global equity market generated strong results over the reporting period. U.S. equities initially benefited from a greater feeling of certainty following the U.S. Presidential election and continued to benefit from economic reopenings, accommodative fiscal and monetary policy, and improving corporate profits. All told, the S&P 500® Index returned 28.85% during the reporting period. Meanwhile, international developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Markets (Net) Indices, returned 28.84% and 22.95%, respectively.

In contrast, the overall U.S. investment-grade fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.52% over the reporting period. While U.S. short-term U.S. Treasury yields were essentially flat overall, longer-term rates rose sharply on optimism over fiscal stimulus and the pace of economic recovery. Meanwhile, credit spreads, which widened sharply at the onset of the pandemic, steadily tightened over the reporting period.

Looking ahead, we believe the increase in inoculation rates could significantly boost economic activity in the near term. We are positioning the Fund in anticipation of periods of increased market volatility and potentially higher interest rates. As always, we will actively manage the portfolio in order to meet the Fund's investment objective.

Neuberger Berman continues to monitor the ongoing developments related to COVID-19 with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations, including all critical services. Neuberger Berman has a dedicated Business Continuity Management team staffed with full-time professionals, who partner with over 60 Business Continuity Coordinators covering all business functions across all geographies. Neuberger Berman currently has not experienced a significant impact on its operating model and will continue to monitor the potential long-term implications on global economies. Neuberger Berman will remain flexible and look to adapt as necessary the firm's operations and processes to most effectively manage portfolios.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

1

Absolute Return Multi-Manager Fund Commentary

Neuberger Berman Absolute Return Multi-Manager Fund Institutional Class generated a 7.40% total return for the six-month period ended April 30, 2021 (the reporting period), underperforming its primary benchmark, the HFRX Global Hedge Fund Index (the Index), which posted a 8.43% total return for the same period. (Performance for all share classes is provided in the table following this letter.)

Significant progress was made on the COVID-19 vaccine front and economic reopenings, while central banks maintained highly accommodative stances during the reporting period. The backdrop supported global equities, while U.S. fixed income sold off as 10-year U.S. Treasury yields moved higher. The U.S. dollar strengthened versus the euro and Japanese yen, but weakened versus the British pound. While gold and natural gas prices declined, crude oil prices rose sharply during the reporting period.

The Fund's gains came from all strategies and were led by long/short equity, followed by credit, merger arbitrage/event driven, and global macro/managed futures.

Within the long/short equity allocation, gains from longs outpaced gains from shorts and the strategies in aggregate generated positive returns from both long and shorts. From a sector perspective, the largest contributors were Consumer Discretionary and Financials, while losses came primarily from equity index hedges and Energy.

Gains within the credit allocation were driven primarily by the asset-backed securities (ABS) strategy. Here, gains were led by commercial mortgage-backed securities, followed by collateralized loan obligation debt and residential mortgage-backed securities.

Merger arbitrage/event driven strategies were the next largest contributor, as several mergers progressed and/or closed during the reporting period.

Within global macro/managed futures, gains from the managed futures strategy outpaced small losses from the systematic currency strategy. Positive performance in the managed futures strategy came from commodities, currencies and equities, which outweighed losses from interest rate positioning. Losses from the systematic currency strategy were driven by long U.S. dollar positioning versus a handful of currencies, including the Australian dollar, euro and Canadian dollar.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the reporting period.

While we believe equity markets can stand to benefit from fiscal stimulus and a continued push towards reopening the economy, there is the potential for volatility to persist, as investors weigh what we anticipate to be positive economic prospects against the risk of rising inflation and interest rates. Uncertainty around interest rates could drive volatility in the short term, in our view, while rising rates, inflation and taxes could serve as a headwind for equities over the medium term. Despite the U.S. Federal Reserve Board's current dovish tone, the market appears worried about a policy mistake and potential reduced accommodation overseas. We continue to position the Fund to benefit from elevated volatility, with additional upside potential in a rising rate environment. The Fund's largest strategy allocation is long/short equity. Assuming the global economy continues to reopen, we anticipate a high dispersion of winners and losers over the medium term for our subadvisers/managers to identify. The Fund's second largest allocation is to global macro/managed futures strategies. We believe market volatility has the potential to remain elevated and that factor has historically been beneficial for these strategies, while the potential for rising interest rates and further inflation could offer additional trends that can be captured with the right strategies. The third largest allocation is to merger arbitrage/event driven strategies. Merger activity has recovered strongly from levels early in the pandemic and spreads remain at moderate levels, with the potential to increase as yields increase. The fourth largest allocation is credit. We view ABS as a defensive allocation given the typically short duration of these instruments and the seniority that these securities often occupy within capital structures. We pared our exposure to ABS during the period.

Sincerely,

DAVID KUPPERMAN, JEFF MAJIT AND FRED INGHAM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers and subadvisers. The opinions are as of the date of this report and are subject to change without notice.

2

Absolute Return Multi-Manager Fund

TICKER SYMBOLS

Institutional Class	NABIX
Class A	NABAX
Class C	NABCX
Class R6	NRABX

PORTFOLIO BY SECURITY

(as a % of Total Net Assets)

	Long	Short
Asset-Backed Securities	0.0%	—%
Collateralized Mortgage Obligations	1.2	—
Common Stocks	54.8	(11.7)
Convertible Preferred Stocks	0.1	—
Corporate Bonds	0.0	—
Loan Assignments	0.1	—
Preferred Stocks	0.1	—
Rights	0.3	—
Warrants	0.2	—
Short-Term Investments	35.8	—
Other Assets Less Liabilities	19.1 *	—
Total	111.7%	(11.7)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS3

			Average Annual Total Return Ended 04/30/2021
	Inception Date	Six Month Period Ended 04/30/2021	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	05/15/2012	7.40%	11.54%	3.99%	2.68%
Class A	05/15/2012	7.26%	11.14%	3.62%	2.31%
Class C	05/15/2012	6.73%	10.25%	2.83%	1.54%
Class R6[3]	12/31/2013	7.41%	11.64%	4.04%	2.72%
With Sales Charge
Class A		1.06%	4.79%	2.40%	1.64%
Class C		5.73%	9.25%	2.83%	1.54%
Index
HFRX Global Hedge Fund Index[1,2]		8.43%	14.74%	4.20%	2.56%
S&P 500® Index[1,2]		28.85%	45.98%	17.42%	15.87%
Bloomberg Barclays U.S. Aggregate Bond Index[1,2]		–1.52%	–0.27%	3.19%	2.90%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Consolidated Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 2.76%, 3.29%, 3.89% and 2.66% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 2.19%, 2.54%, 3.30% and 2.08% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2021, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

3

Endnotes

1  Please see "Glossary of Indices" on page 5 for a description of indices. Please note that individuals cannot invest directly in any index. The S&P 500® and the Bloomberg Barclays U.S. Aggregate Bond Indices do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. The HFRX Global Hedge Fund Index does take into account fees and expenses, but not tax consequences, of investing since it is based on the underlying hedge funds' net returns. Data about the performance of an index are prepared or obtained by NBIA and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

4

Glossary of Indices

Bloomberg Barclays U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and nonagency).

HFRX Global Hedge Fund Index:

The index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.

5

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2021 and held for the entire period. The table illustrates each Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

6

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During the Period 11/1/2020 - 4/30/2021(1)(3)		Expense Ratio	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During the Period 11/1/2020 - 4/30/2021(2)(3)		Expense Ratio
Absolute Return Multi-Manager Fund
Institutional Class	$1,000.00	$1,074.00	$11.16	(3)	2.17%	$1,000.00	$1,014.03	$10.84	(3)	2.17%
Class A	$1,000.00	$1,072.60	$13.05	(3)	2.54%	$1,000.00	$1,012.20	$12.67	(3)	2.54%
Class C	$1,000.00	$1,067.30	$16.81	(3)	3.28%	$1,000.00	$1,008.53	$16.33	(3)	3.28%
Class R6	$1,000.00	$1,074.10	$10.70	(3)	2.08%	$1,000.00	$1,014.48	$10.39	(3)	2.08%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one -half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Consolidated Financial Statements).

7

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) April 30, 2021

Investments	Shares	Value
Long Positions 92.6%
Common Stocks 54.8%
Aerospace & Defense 1.4%
Cubic Corp.(a)	2,800	$209,552
Kaman Corp.(a)	7,269	387,801
PAE, Inc.*(a)	48,856	438,238
		1,035,591
Airlines 0.0%(b)
American Airlines Group, Inc.*(a)	623	13,532
American Airlines Group, Inc. Escrow*(c)	14,383	575
		14,107
Auto Components 0.5%
Cooper Tire & Rubber Co.	5,700	324,843
Garrett Motion, Inc. (Switzerland)*	5,000	27,550
		352,393
Automobiles 0.5%
General Motors Co.*(a)	6,098	348,928
Banks 1.6%
Bank of America Corp.(a)	8,455	342,681
Boston Private Financial Holdings, Inc.	4,600	67,712
CIT Group, Inc.	1,000	53,290
Hancock Whitney Corp.(a)	7,743	358,036
Pacific Mercantile Bancorp*	1,000	8,670
TCF Financial Corp.	600	27,312
Webster Financial Corp.	7,011	370,952
		1,228,653
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*(a)	4,941	833,448
Grifols SA, ADR (Spain)	5,700	100,605
Regeneron Pharmaceuticals, Inc.*(a)	218	104,923
		1,038,976
Capital Markets 2.4%
468SPAC I SE, ClassA (Germany)*	12,986	152,689
Investments	Shares	Value
BGC Partners, Inc., Class A	36,178	$191,743
BlackRock, Inc.	172	140,920
Goldman Sachs Group, Inc. (The)(a)	597	208,025
Morgan Stanley(a)	4,184	345,389
Pegasus Acquisition Co. Europe BV (Netherlands)*	8,130	97,938
Pershing Square Tontine Holdings Ltd., Class A*	5,304	130,319
State Street Corp.(a)	7,070	593,527
		1,860,550
Chemicals 0.2%
Ferro Corp.*	1,400	23,324
W R Grace & Co.	1,800	123,714
		147,038
Commercial Services & Supplies 0.6%
Clean Harbors, Inc.*(a)	5,498	489,102
Communications Equipment 0.0%(b)
4L Holdings Corp.*(c)	3,790	1,895
Construction & Engineering 1.4%
Aegion Corp.*	4,100	123,410
Quanta Services, Inc.(a)	3,356	324,324
Valmont Industries, Inc.	2,507	618,853
		1,066,587
Construction Materials 0.4%
Eagle Materials, Inc.*(a)	1,933	267,025
Forterra, Inc.*	1,700	39,882
		306,907
Distributors 0.8%
LKQ Corp.*(a)	12,407	579,531
Diversified Consumer Services 0.6%
Regis Corp.*(a)	37,502	485,276
Diversified Financial Services 0.4%
Equitable Holdings, Inc.(a)	8,768	300,129
Marlin Business Services Corp.	1,000	22,550
		322,679
Investments	Shares	Value
Diversified Telecommunication Services 0.3%
Cincinnati Bell, Inc.*(a)	13,200	$203,676
ORBCOMM, Inc.*	5,700	65,322
		268,998
Electric Utilities 1.1%
PG&E Corp.*	14,017	158,672
PNM Resources, Inc.(a)	13,500	666,360
		825,032
Electrical Equipment 0.7%
Acuity Brands, Inc.	199	36,918
Sunrun, Inc.*(a)	10,017	490,833
		527,751
Electronic Equipment, Instruments & Components 0.7%
Coherent, Inc.*	1,000	259,990
FLIR Systems, Inc.(a)	4,800	287,856
Hollysys Automation Technologies Ltd. (China)	500	6,780
		554,626
Entertainment 0.2%
Walt Disney Co. (The)*(a)	785	146,026
Equity Real Estate Investment Trusts (REITs) 0.0%(b)
Monmouth Real Estate Investment Corp.	1,600	29,568
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)	1,183	8,778
Magnit PJSC, GDR (Russia)(d)	1,164	16,395
Sendas Distribuidora SA, ADR (Brazil)	1,183	17,426
Wal-Mart de Mexico SAB de CV (Mexico)	13,629	44,614
X5 Retail Group NV, GDR (Russia)(d)	2,985	91,639
		178,852
Food Products 0.5%
Nestle SA (Registered) (Switzerland)(a)	3,360	400,588

See Notes to Consolidated Financial Statements

8

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Health Care Equipment & Supplies 1.4%
Cantel Medical Corp.*	2,500	$219,775
Envista Holdings Corp.*(a)	14,616	632,581
Wright Medical Group Escrow*(c)(e)	400	—
Surgalign Holdings, Inc.*(a)	7,400	13,394
Zimmer Biomet Holdings, Inc.	1,357	240,406
		1,106,156
Health Care Providers & Services 0.7%
Anthem, Inc.	519	196,903
Cigna Corp.	678	168,829
Magellan Health, Inc.*(a)	1,700	160,140
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	9,303	21,174
Sinopharm Group Co. Ltd., Class H (China)	5,222	16,202
		563,248
Health Care Technology 0.2%
Change Healthcare, Inc.*	8,000	183,600
Hotels, Restaurants & Leisure 3.2%
BJ's Restaurants, Inc.*(a)	7,945	484,566
Booking Holdings, Inc.*(a)	306	754,620
Expedia Group, Inc.*(a)	1,750	308,402
Extended Stay America, Inc.	4,000	79,560
Great Canadian Gaming Corp. (Canada)*(a)	10,000	360,818
Marriott Vacations Worldwide Corp.*(a)	1,609	285,807
Penn National Gaming, Inc.*	2,348	209,254
		2,483,027
Household Durables 0.9%
Lennar Corp., Class B(a)	2,487	200,378
Skyline Champion Corp.*(a)	10,212	453,719
		654,097
Investments	Shares	Value
Independent Power and Renewable Electricity Producers 0.2%
Atlantic Power Corp.*	9,300	$28,179
Sunnova Energy International, Inc.*	3,716	131,249
		159,428
Industrial Conglomerates 0.0%(b)
Smiths Group plc (United Kingdom)	1,394	31,294
Insurance 3.5%
AIA Group Ltd. (Hong Kong)	21,655	275,714
Aon plc, Class A	825	207,438
Assurant, Inc.	1,816	282,570
Athene Holding Ltd., Class A*	800	47,736
Chubb Ltd.	911	156,318
Hartford Financial Services Group, Inc. (The)	200	13,192
Lincoln National Corp.(a)	4,698	301,283
ProSight Global, Inc.*	3,500	44,520
Protective Insurance Corp., Class B	2,300	52,900
Stewart Information Services Corp.	4,350	255,128
Syncora Holdings Ltd.*	25,103	6,780
Watford Holdings Ltd. (Bermuda)*	4,210	146,761
Willis Towers Watson plc	3,300	854,238
		2,644,578
Interactive Media & Services 2.5%
Actua Corp.*(c)(e)	6,700	335
Alphabet, Inc., Class A*	216	508,356
Baidu, Inc., ADR (China)*	221	46,483
Baidu, Inc., Class A (China)*	310	8,213
Facebook, Inc., Class A*(a)	1,848	600,748
Mail.Ru Group Ltd., GDR (Russia)*(d)	928	20,695
Sogou, Inc., ADR (China)*	6,100	51,545
Sohu.com Ltd., ADR (China)*	3,400	64,158
Investments	Shares	Value
Tencent Holdings Ltd. (China)	4,622	$370,700
Yandex NV, Class A (Russia)*	971	63,649
Zillow Group, Inc., Class C*	1,128	146,775
		1,881,657
Internet & Direct Marketing Retail 3.8%
Alibaba Group Holding Ltd., ADR (China)*	2,879	664,905
Altaba, Inc. Escrow*(c)	64,106	932,742
Amazon.com, Inc.*(a)	97	336,340
ASOS plc (United Kingdom)*(a)	333	24,006
Deliveroo plc (United Kingdom)*(d)	11,689	43,263
eBay, Inc.(a)	1,517	84,633
Grubhub, Inc.*(a)	3,798	258,416
Leaf Group Ltd.*	500	4,430
MercadoLibre, Inc. (Argentina)*(a)	167	262,354
Overstock.com, Inc.*(a)	3,369	274,574
		2,885,663
IT Services 2.4%
Cardtronics plc, Class A*	2,400	93,216
Fidelity National Information Services, Inc.	1,561	238,677
Paya Holdings, Inc., Class A*(a)	29,734	331,831
PayPal Holdings, Inc.*(a)	1,517	397,894
Perspecta, Inc.(a)	12,600	368,802
Repay Holdings Corp.*	5,668	129,514
Visa, Inc., Class A	1,304	304,562
		1,864,496
Leisure Products 0.8%
Hayward Holdings, Inc.*	29,119	581,798
Life Sciences Tools & Services 1.5%
Eurofins Scientific SE (Luxembourg)	1,400	138,607
Gerresheimer AG (Germany)	350	37,640
Luminex Corp.	9,600	352,224
PPD, Inc.*	3,200	147,840
PRA Health Sciences, Inc.*(a)	2,100	350,469
Thermo Fisher Scientific, Inc.	271	127,432
		1,154,212

See Notes to Consolidated Financial Statements

9

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Machinery 0.5%
Navistar International Corp.*(a)	7,400	$327,450
Rexnord Corp.	400	19,972
Welbilt, Inc.*	1,400	31,276
		378,698
Marine 0.7%
Kirby Corp.*(a)	8,117	517,053
Media 0.8%
Deluxe Television GmbH (Germany)*(c)	16,063	2,811
Discovery, Inc., Class C*(a)	3,500	113,085
Loral Space & Communications, Inc.(a)	1,485	59,593
Shaw Communications, Inc., Class B (Canada)	11,200	324,387
Stroeer SE & Co. KGaA (Germany)	724	61,757
Tribune Co. Litigation, Class 1C*(c)(e)	302,443	—
Tribune Publishing Co.*	1,300	22,672
		584,305
Metals & Mining 0.1%
Artemis Gold, Inc. (Canada)*	605	2,860
Battle North Gold Corp. (Canada)*	10,000	21,316
GT Gold Corp. (Canada)*	26,200	69,062
Nickel 28 Capital Corp. (Canada)*	11,300	6,435
		99,673
Multiline Retail 0.0%(b)
Fix Price Group Ltd., GDR (Russia)*(d)	144	1,347
Oil, Gas & Consumable Fuels 0.1%
Falcon Minerals Corp.(a)	3,400	15,096
Inter Pipeline Ltd. (Canada)	2,900	42,279
Southcross Energy Partners LP*(c)	49,093	393
		57,768
Paper & Forest Products 0.3%
Clearwater Paper Corp.*(a)	6,122	204,842
Investments	Shares	Value
Personal Products 0.5%
Estee Lauder Cos., Inc. (The), Class A	544	$170,707
Unilever plc (United Kingdom)	4,085	238,586
		409,293
Pharmaceuticals 1.4%
Aralez Pharmaceuticals, Inc. (Canada)*(c)	345	—
Dr Reddy's Laboratories Ltd., ADR (India)	899	62,049
GW Pharmaceuticals plc, ADR (United Kingdom)*	2,200	481,800
Hikma Pharmaceuticals plc (Jordan)	2,266	76,359
Johnson & Johnson(a)	167	27,176
Roche Holding AG (Switzerland)(a)	1,237	403,100
Teva Pharmaceutical Industries Ltd., ADR (Israel)*(a)	513	5,489
		1,055,973
Professional Services 1.5%
CoreLogic, Inc.(a)	4,300	342,710
IHS Markit Ltd.	2,800	301,224
Intertrust NV (Netherlands)*(d)	20,181	373,644
SGS SA (Registered) (Switzerland)	43	127,129
		1,144,707
Road & Rail 0.8%
Kansas City Southern	1,300	379,873
Lyft, Inc., Class A*(a)	3,597	200,209
		580,082
Semiconductors & Semiconductor Equipment 1.8%
Enphase Energy, Inc.*	1,065	148,301
Magnachip Semiconductor Corp. (South Korea)*	2,900	72,529
Maxim Integrated Products, Inc.(a)	4,700	441,800
Investments	Shares	Value
QUALCOMM, Inc.(a)	1,531	$212,503
SunEdison, Inc.*(c)(e)	16,689	—
Xilinx, Inc.	3,900	499,044
		1,374,177
Software 4.3%
Jamf Holding Corp.*(a)	4,205	153,566
Microsoft Corp.(a)	760	191,657
Nuance Communications, Inc.*	7,800	414,726
Proofpoint, Inc.*	1,600	275,376
SAP SE (Germany)(a)	1,540	216,177
Slack Technologies, Inc., Class A*(a)	19,700	835,280
Talend SA, ADR*	5,800	373,578
Tenable Holdings, Inc.*	16,054	601,945
UiPath, Inc., Class A*	3,473	250,056
		3,312,361
Specialty Retail 0.8%
Bed Bath & Beyond, Inc.*(a)	4,321	109,408
Frasers Group plc (United Kingdom)*	9,144	65,099
Sportsman's Warehouse Holdings, Inc.*	9,400	165,064
Toys R Us, Inc.*(c)	1,040	24,960
Ulta Beauty, Inc.*	692	227,910
		592,441
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	4,603	605,110
Dell Technologies, Inc., Class C*(a)	1,300	127,829
Samsung Electronics Co. Ltd., GDR (South Korea)(a)(d)	107	194,847
		927,786
Textiles, Apparel & Luxury Goods 2.2%
adidas AG (Germany)*(a)	962	297,063
Capri Holdings Ltd.*	1,321	72,761
G-III Apparel Group Ltd.*(a)	21,385	694,799
Steven Madden Ltd.(a)	12,102	492,188
Tapestry, Inc.*	2,172	103,930
		1,660,741

See Notes to Consolidated Financial Statements

10

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Trading Companies & Distributors 0.4%
Brenntag SE (Germany)	1,902	$170,769
Fly Leasing Ltd., ADR (India)*	3,300	55,836
General Finance Corp.*	500	9,490
IMCD NV (Netherlands)	234	34,027
		270,122
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.(a)	2,700	89,937
Wireless Telecommunication Services 0.3%
Boingo Wireless, Inc.*	3,300	46,068
T-Mobile US, Inc.*	1,355	179,036
		225,104
Total Common Stocks (Cost $35,597,756)		41,889,318
	Principal Amount
Collateralized Mortgage Obligations 1.2%
Alternative Loan Trust, Series 2005-21CB, Class A17,6.00%, 6/25/2035	$610,462	606,982
MASTR Alternative Loan Trust, Series 2004-10, Class 4A1,6.00%, 9/25/2034	20,033	20,438
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-S1, Class 1A11,5.50%, 3/25/2034	48,169	49,077
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-1, Class 1A1,5.50%, 3/25/2035	230,875	231,024
Total Collateralized Mortgage Obligations (Cost $908,081)		907,521
Investments	No. of Rights	Value
Rights 0.3%
Biotechnology 0.2%
Achillion Pharmaceuticals, Inc., CVR*(c)	23,300	$11,650
Alder Biopharmaceuticals, Inc., CVR*(c)	35,400	35,400
Ambit Biosciences Corp., CVR*(c)(e)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(c)(e)	3,200	—
Phenomix Corp., CVR*(a)(c)(e)	13,900	10,425
Stemline Therapeutics, Inc., CVR*(c)(e)	11,800	—
Tobira Therapeutics, Inc., CVR*(c)(e)	6,900	—
		175,775
Media 0.0%
Media General, Inc., CVR*(c)(e)	76,116	—
Metals & Mining 0.1%
Pan American Silver Corp., CVR (Canada)*	39,600	34,848
Pharmaceuticals 0.0%(b)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(c)	8,800	1,100
Elanco Animal Health, Inc., CVR*(c)	15,100	151
Omthera Pharmaceuticals, Inc., CVR (United Kingdom)*(c)(e)	100	—
		1,251
Total Rights (Cost $55,695)		211,874
	No. of Warrants
Warrants 0.2%
Capital Markets 0.0%(b)
468 SPAC I SE, Class A, expiring 4/30/2026 (Germany)*	4,329	3,903
Investments	No. of Warrants	Value
FinTech Acquisition Corp. III, expiring 12/1/2023*(e)	1,770	$9,576
Pershing Square Tontine Holdings Ltd., expiring 7/24/2025*	750	6,300
		19,779
Oil, Gas & Consumable Fuels 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(c)	303,095	142,455
Total Warrants (Cost $153,278)		162,234
	Principal Amount
Convertible Preferred Stocks 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc., Series B, 6.75%, 6/14/2021(f) (Cost $86,717)	$1,900	95,108
	Shares
Preferred Stocks 0.1%
Media 0.1%
Liberty Broadband Corp., Series A, 7.00%, 3/10/2039(f) (Cost $35,613)	1,860	49,755
	Principal Amount
Loan Assignments 0.1%
Media 0.0%(b)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(c)(e)(g)	$18,762	7,461

See Notes to Consolidated Financial Statements

11

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2024(c)(e)(g)	$144,126	$—
		7,461
Oil, Gas & Consumable Fuels 0.1%
Lealand Finance Co. BV, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/28/2024(c)(g)	29,012	22,920
Total Loan Assignments (Cost $30,933)		30,381
Asset-Backed Securities 0.0%(b)
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF6, 4.81%, 11/25/2036(h) (Cost $20,724)	20,632	21,182
Corporate Bonds 0.0%
Independent Power and Renewable Electricity Producers 0.0%
GenOn Energy, Inc. Escrow, 9.50%, 10/15/2018(c)(e)(i)	354,000	—
10/15/2020(c)(e)(i) 9.88%	1,655,000	—
Total Corporate Bonds (Cost $—)		—
	Shares
Short-Term Investments 35.8%
Investment Companies 35.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01%(a)(j) (Cost $27,374,681)	27,374,681	27,374,681
Total Long Positions (Cost $64,263,478)		70,742,054
Investments	Shares	Value
Short Positions (11.7)%(k)
Common Stocks (11.7)%
Aerospace & Defense (0.2)%
Teledyne Technologies, Inc.*	(323)	$(144,623)
Auto Components (0.1)%
Goodyear Tire & Rubber Co. (The)*	(5,181)	(89,165)
Banks (0.8)%
Banc of California, Inc.	(501)	(8,968)
Bank of Montreal (Canada)	(1,220)	(115,146)
Canadian Imperial Bank of Commerce (Canada)	(1,065)	(110,715)
First Citizens BancShares, Inc., Class A	(62)	(53,783)
Huntington Bancshares, Inc.	(1,802)	(27,607)
National Bank of Canada (Canada)	(1,599)	(116,248)
Royal Bank of Canada (Canada)	(1,103)	(105,270)
SVB Financial Group*	(59)	(33,738)
		(571,475)
Capital Markets (0.5)%
Apollo Global Management, Inc.	(836)	(46,289)
S&P Global, Inc.	(791)	(308,799)
		(355,088)
Chemicals (0.3)%
International Flavors & Fragrances, Inc.	(1,450)	(206,146)
Consumer Finance (0.8)%
Credit Acceptance Corp.*	(810)	(319,780)
LendingTree, Inc.*	(586)	(121,003)
World Acceptance Corp.*	(1,368)	(178,852)
		(619,635)
Diversified Consumer Services (0.9)%
Adtalem Global Education, Inc.*	(5,503)	(188,808)
Investments	Shares	Value
Perdoceo Education Corp.*	(17,722)	$(206,639)
Strategic Education, Inc.	(3,358)	(252,051)
		(647,498)
Electrical Equipment (0.3)%
Acuity Brands, Inc.	(955)	(177,172)
Regal Beloit Corp.	(85)	(12,276)
		(189,448)
Electronic Equipment, Instruments & Components (0.1)%
II-VI, Inc.*	(646)	(43,372)
Equity Real Estate Investment Trusts (REITs) (0.5)%
AvalonBay Communities, Inc.	(603)	(115,776)
Equity Residential	(1,749)	(129,828)
SL Green Realty Corp.	(2,069)	(153,127)
		(398,731)
Food Products (0.5)%
Campbell Soup Co.	(3,383)	(161,538)
J M Smucker Co. (The)	(1,459)	(191,115)
		(352,653)
Health Care Equipment & Supplies (0.2)%
STERIS plc	(844)	(178,101)
Household Durables (0.3)%
Lennar Corp., Class A	(1,948)	(201,813)
Household Products (0.6)%
Church & Dwight Co., Inc.	(1,885)	(161,620)
Clorox Co. (The)	(913)	(166,622)
Colgate-Palmolive Co.	(1,865)	(150,506)
		(478,748)
Industrial Conglomerates (0.3)%
3M Co.	(1,251)	(246,622)
Insurance (1.3)%
Aon plc, Class A	(3,564)	(896,132)
Trupanion, Inc.*	(1,518)	(123,110)
		(1,019,242)
IT Services (0.2)%
Western Union Co. (The)	(5,257)	(135,420)

See Notes to Consolidated Financial Statements

12

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Life Sciences Tools & Services (0.2)%
ICON plc (Ireland)*	(867)	$(188,096)
Machinery (0.0)%(b)
Middleby Corp. (The)*	(136)	(24,660)
Media (0.4)%
Discovery, Inc., Class A*	(2,397)	(90,271)
Fox Corp., Class A	(3,163)	(118,359)
Omnicom Group, Inc.	(1,491)	(122,650)
		(331,280)
Oil, Gas & Consumable Fuels (0.1)%
Exxon Mobil Corp.	(1,548)	(88,608)
Investments	Shares	Value
Pharmaceuticals (0.8)%
AstraZeneca plc, ADR (United Kingdom)	(11,421)	$(606,113)
Jazz Pharmaceuticals plc*	(191)	(31,400)
		(637,513)
Road & Rail (0.2)%
Canadian Pacific Railway Ltd. (Canada)	(424)	(158,207)
Semiconductors & Semiconductor Equipment (1.4)%
Advanced Micro Devices, Inc.*	(7,202)	(587,827)
Analog Devices, Inc.	(2,961)	(453,507)
		(1,041,334)
Investments	Shares	Value
Software (0.7)%
Fair Isaac Corp.*	(282)	$(147,038)
salesforce.com, Inc.*	(1,450)	(333,964)
VMware, Inc., Class A*	(474)	(76,233)
		(557,235)
Total Common Stocks (Proceeds $(8,044,187))		(8,904,713)
Total Short Positions (Proceeds $(8,044,187))		(8,904,713)
Total Investments 80.9% (Cost $56,219,291)		61,837,341
Other Assets Less Liabilities 19.1%(l)		14,563,368
Net Assets 100.0%		$76,400,709

All bonds are denominated in US dollars, unless noted otherwise.

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for futures, swaps, and/or forward foreign currency contracts with a total value of $39,508,287.

(b)  Represents less than 0.05% of net assets of the Fund.

(c)  Value determined using significant unobservable inputs.

(d)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At April 30, 2021, the total value of these securities amounted to $741,830, which represents 1.0% of net assets of the Fund.

(e)  Security fair valued as of April 30, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021, amounted to $146,097, which represents 0.2% of net assets of the Fund.

(f)  Perpetual security. The rate reflected was the rate in effect on April 30, 2021. The maturity date reflects the next call date.

(g)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2021, and changes periodically.

(h)  Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of April 30, 2021.

(i)  Defaulted security.

(j)  Represents 7-day effective yield as of April 30, 2021.

See Notes to Consolidated Financial Statements

13

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(k)  At April 30, 2021, the Fund had $9,285,481 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(l)  Includes the impact of the Fund's open positions in derivatives at April 30, 2021.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights

GDR  Global Depositary Receipt

ICE  Intercontinental Exchange

LIBOR  London Interbank Offered Rate

PJSC  Public Joint Stock Company

SA  Société Anonyme

SPAC  Special Purpose Acquisition Company

USD  United States Dollar

Derivative Instruments

Futures contracts ("futures")

At April 30, 2021, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	3	5/2021	$200,280	$5,876
Hang Seng Index	2	5/2021	367,288	(3,813)
Low Sulphur Gasoil	5	5/2021	266,875	10,519
MSCI Singapore Index	2	5/2021	54,368	253
Natural Gas	2	5/2021	58,620	396
NY Harbor ULSD	4	5/2021	322,963	4,583
OMXS30 Index	3	5/2021	78,636	(55)
RBOB Gasoline	4	5/2021	348,818	11,550
SGX FTSE Taiwan Index	5	5/2021	309,450	(1,324)
SGX NIFTY 50 Index	2	5/2021	58,566	(707)
WTI Crude Oil	4	5/2021	254,320	8,992
100 oz Gold	1	6/2021	176,770	1,098
Australia 3 Year Bond	12	6/2021	1,082,732	(247)
Brent Crude Oil	2	6/2021	132,560	1,357
Foreign Exchange JPY/USD	2	6/2021	228,787	(2,511)
Foreign Exchange USD/SEK	1	6/2021	99,937	(700)
FTSE 100 Index	2	6/2021	191,621	(1,070)
FTSE/JSE Top 40 Index	2	6/2021	84,663	(165)
Lean Hogs	5	6/2021	219,450	2,537
Long Gilt	1	6/2021	176,319	(1,285)
MSCI Emerging Markets E-Mini Index	1	6/2021	66,830	(1,207)
NASDAQ 100 E-Mini Index	2	6/2021	554,000	(209)
Nikkei 225 Index	5	6/2021	132,126	(59)

See Notes to Consolidated Financial Statements

14

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Palladium	1	6/2021	$295,370	$55,707
Russell 2000 E-Mini Index	2	6/2021	226,150	(8,758)
S&P 500 E-Mini Index	2	6/2021	417,440	2,887
SPI 200 Index	1	6/2021	134,850	(399)
Sugar No. 11	11	6/2021	209,194	2,849
TOPIX Index	1	6/2021	173,987	(2,028)
U.S. Treasury 2 Year Note	17	6/2021	3,752,883	66
Brent Crude Oil	2	7/2021	131,600	4,707
Cocoa	4	7/2021	95,280	(4,151)
Coffee 'C'	3	7/2021	159,131	4,754
Copper	2	7/2021	223,400	2,971
Corn	9	7/2021	302,962	31,390
Cotton No. 2	2	7/2021	88,080	2,325
KC HRW Wheat	3	7/2021	105,525	2,018
Platinum	3	7/2021	180,780	3,975
Rapeseed	5	7/2021	151,484	3,141
Robusta Coffee	9	7/2021	131,040	4,079
Silver	1	7/2021	129,365	(3,272)
Soybean	4	7/2021	306,850	8,015
Soybean Meal	3	7/2021	127,830	(328)
Soybean Oil	6	7/2021	224,604	22,923
Wheat	6	7/2021	220,425	11,210
Milling Wheat No. 2	3	9/2021	39,539	(157)
Canola	11	11/2021	127,115	10,193
WTI Crude Oil	1	11/2021	61,030	8,388
3 Month Canadian Bankers Acceptance	43	12/2021	8,703,901	929
3 Month Canadian Bankers Acceptance	34	3/2022	6,879,388	286
3 Month Eurodollar	4	9/2022	996,750	(70)
Total Long Contracts			$30,061,932	$197,459
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
SGX FTSE China A50 Index	(1)	5/2021	$(17,277)	$(212)
Australia 10 Year Bond	(5)	6/2021	(536,896)	(3,074)
Canada 10 Year Bond	(11)	6/2021	(1,247,171)	6,090
Canada 10 Year Bond	(5)	6/2021	(566,896)	8,205
CBOE Volatility Index	(1)	6/2021	(22,239)	469
Euro-Bobl	(19)	6/2021	(3,077,604)	4,090
Euro-BTP	(1)	6/2021	(176,839)	522
Euro-Bund	(10)	6/2021	(2,043,825)	10,723
Euro-Bund	(1)	6/2021	(204,382)	546

See Notes to Consolidated Financial Statements

15

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Buxl	(1)	6/2021	$(242,734)	$1,646
Euro-OAT	(7)	6/2021	(1,350,644)	3,685
Euro-Schatz	(63)	6/2021	(8,489,135)	981
Foreign Exchange AUD/USD	(66)	6/2021	(5,085,960)	2,921
Foreign Exchange CAD/USD	(16)	6/2021	(1,303,040)	(33,349)
Foreign Exchange CHF/USD	(1)	6/2021	(137,000)	(2,355)
Foreign Exchange EUR/USD	(49)	6/2021	(7,369,906)	(65,883)
Foreign Exchange GBP/USD	(1)	6/2021	(86,319)	601
Foreign Exchange MXN/USD	(6)	6/2021	(147,300)	(5,712)
Foreign Exchange NZD/USD	(1)	6/2021	(71,580)	(262)
Foreign Exchange ZAR/USD	(5)	6/2021	(171,313)	(4,046)
Japan 10 Year Bond	(1)	6/2021	(1,384,756)	(1,744)
Long Gilt	(6)	6/2021	(1,057,912)	9,621
S&P 500 E-Mini Index	(5)	6/2021	(1,043,600)	(43,413)
U.S. Treasury 5 Year Note	(19)	6/2021	(2,354,813)	(2,358)
U.S. Treasury 10 Year Note	(11)	6/2021	(1,452,344)	3,283
U.S. Treasury 10 Year Note	(4)	6/2021	(528,125)	6,977
U.S. Treasury Long Bond	(2)	6/2021	(314,500)	(1,628)
3 Month Sterling	(26)	12/2021	(4,482,578)	255
3 Month Euro Euribor	(9)	3/2022	(2,719,264)	(20)
3 Month Sterling	(27)	3/2022	(4,650,556)	950
3 Month Euro Euribor	(12)	9/2022	(3,624,603)	356
3 Month Sterling	(26)	9/2022	(4,473,152)	2,016
3 Month Eurodollar	(27)	3/2023	(6,714,900)	(2,323)
3 Month Sterling	(57)	3/2023	(9,791,765)	5,778
3 Month Euro Euribor	(15)	9/2023	(4,524,217)	2,186
3 Month Eurodollar	(22)	9/2023	(5,450,775)	(2,676)
3 Month Sterling	(36)	9/2023	(6,173,708)	3,790
3 Month Eurodollar	(15)	9/2024	(3,692,063)	(614)
Total Short Contracts			$(96,781,691)	$(93,978)
Total Futures				$103,481

For the six months ended April 30, 2021, the average notional value for the months where the Fund had futures outstanding was $66,334,358 for long positions and $(41,220,293) for short positions. At April 30, 2021, the Fund had $1,277,691 deposited in segregated accounts to cover margin requirements on open futures.

See Notes to Consolidated Financial Statements

16

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Forward foreign currency contracts ("forward contracts")

At April 30, 2021, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	392,455	EUR	325,000	JPM	5/14/2021	$1,647
USD	41,801	GBP	30,000	JPM	5/14/2021	369
USD	157,088	HKD	1,220,000	JPM	5/14/2021	23
USD	1,968	SEK	16,626	JPM	5/14/2021	4
CAD	589,679	USD	469,423	JPM	6/1/2021	10,340
AUD	2,000,000	JPY	167,638,538	SG	6/16/2021	6,580
AUD	910,600	USD	699,595	SG	6/16/2021	2,029
BRL**	3,560,000	USD	637,963	SG	6/16/2021	14,791
CAD	1,250,775	USD	991,796	JPM	6/16/2021	25,891
CAD	1,819,225	USD	1,444,597	SG	6/16/2021	35,612
CHF	60,000	USD	64,550	JPM	6/16/2021	1,227
CHF	1,360,000	USD	1,470,145	SG	6/16/2021	20,801
CLP**	373,810,000	USD	518,051	SG	6/16/2021	7,762
EUR	79,047	PLN	360,000	SG	6/16/2021	168
EUR	150,000	TRY	1,507,279	SG	6/16/2021	2,497
EUR	340,000	USD	404,193	JPM	6/16/2021	4,943
EUR	630,000	USD	750,995	SG	6/16/2021	7,108
GBP	30,000	USD	41,204	JPM	6/16/2021	232
GBP	200,000	USD	275,514	SG	6/16/2021	729
HUF	157,460,000	USD	516,481	SG	6/16/2021	9,061
ILS	250,000	USD	75,521	JPM	6/16/2021	1,478
ILS	2,630,000	USD	805,520	SG	6/16/2021	4,511
INR**	8,810,000	USD	117,274	SG	6/16/2021	701
JPY	8,440,946	AUD	100,000	SG	6/16/2021	212
JPY	1,600,000	USD	14,584	JPM	6/16/2021	61
JPY	34,310,000	USD	311,140	SG	6/16/2021	2,906
KRW**	446,390,000	USD	396,855	SG	6/16/2021	2,442
MXN	6,250,000	USD	302,035	SG	6/16/2021	4,978
NOK	390,000	USD	45,829	JPM	6/16/2021	1,027
NOK	9,780,000	USD	1,154,161	SG	6/16/2021	20,828
NZD	170,000	USD	120,196	SG	6/16/2021	1,435
PHP**	52,060,000	USD	1,066,287	SG	6/16/2021	5,049
PLN	1,000,000	EUR	216,827	SG	6/16/2021	2,847
PLN	2,910,000	USD	757,700	SG	6/16/2021	9,839
SEK	110,000	USD	12,982	JPM	6/16/2021	18
SEK	3,250,000	USD	379,891	SG	6/16/2021	4,176
SGD	110,000	USD	82,094	JPM	6/16/2021	553
SGD	1,540,000	USD	1,150,154	SG	6/16/2021	6,908
THB	9,420,000	USD	299,729	SG	6/16/2021	2,719
TRY	417,744	EUR	40,000	SG	6/16/2021	1,200
TRY	280,000	USD	31,513	SG	6/16/2021	1,554
See Notes to Consolidated Financial Statements

17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	247,184	AUD	320,000	SG	6/16/2021	$622
USD	8,144	CAD	10,000	SG	6/16/2021	7
USD	10,970	CHF	10,000	SG	6/16/2021	20
USD	89,575	CLP**	63,310,000	SG	6/16/2021	522
USD	108,429	EUR	90,000	SG	6/16/2021	129
USD	83,116	GBP	60,000	JPM	6/16/2021	243
USD	458,019	GBP	330,000	SG	6/16/2021	2,221
USD	714,504	INR**	52,980,000	SG	6/16/2021	5,047
USD	14,089	JPY	1,530,000	JPM	6/16/2021	84
USD	1,573,270	JPY	170,960,000	SG	6/16/2021	8,435
USD	43,350	KRW**	48,300,000	SG	6/16/2021	145
USD	42,114	MXN	850,000	SG	6/16/2021	360
USD	31,669	NOK	260,000	SG	6/16/2021	431
USD	50,351	NZD	70,000	SG	6/16/2021	267
USD	5,295	PLN	20,000	SG	6/16/2021	20
USD	193,291	THB	5,970,000	SG	6/16/2021	1,614
USD	146,818	TRY	1,230,000	SG	6/16/2021	1,560
USD	52,673	ZAR	760,000	SG	6/17/2021	598
ZAR	8,190,000	USD	548,063	SG	6/17/2021	13,109
CAD	357,000	USD	283,369	JPM	6/30/2021	7,116
Total unrealized appreciation						$269,806
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	959,798	CHF	882,550	JPM	5/14/2021	$(6,834)
USD	1,577,810	EUR	1,315,857	JPM	5/14/2021	(4,488)
USD	258,536	GBP	187,507	JPM	5/14/2021	(426)
USD	535,413	HKD	4,159,019	JPM	5/14/2021	(25)
USD	70,190	CAD	87,926	JPM	6/1/2021	(1,348)
AUD	30,000	JPY	2,531,624	JPM	6/16/2021	(57)
AUD	690,000	JPY	58,206,221	SG	6/16/2021	(1,127)
AUD	40,000	USD	30,954	JPM	6/16/2021	(133)
AUD	1,829,400	USD	1,418,574	SG	6/16/2021	(9,003)
BRL**	90,000	USD	16,650	SG	6/16/2021	(149)
CHF	70,000	USD	76,914	SG	6/16/2021	(175)
CLP**	200,530,000	USD	284,437	SG	6/16/2021	(2,366)
EUR	30,321	PLN	140,000	JPM	6/16/2021	(440)
EUR	760,917	PLN	3,490,000	SG	6/16/2021	(4,875)
EUR	20,000	TRY	206,803	SG	6/16/2021	(356)
EUR	390,000	USD	470,884	SG	6/16/2021	(1,583)
GBP	401,250	USD	557,445	JPM	6/16/2021	(3,234)
GBP	1,168,750	USD	1,623,347	SG	6/16/2021	(9,061)
HUF	44,520,000	USD	149,036	SG	6/16/2021	(425)
ILS	470,000	USD	144,941	SG	6/16/2021	(183)

See Notes to Consolidated Financial Statements

18

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
INR**	132,290,000	USD	1,787,148	SG	6/16/2021	$(15,642)
JPY	839,775	AUD	10,000	JPM	6/16/2021	(18)
JPY	99,244,121	AUD	1,190,000	SG	6/16/2021	(8,499)
JPY	3,000,000	USD	27,521	JPM	6/16/2021	(62)
JPY	33,540,000	USD	309,010	SG	6/16/2021	(2,012)
KRW**	673,860,000	USD	605,681	SG	6/16/2021	(2,908)
MXN	9,570,000	USD	475,886	SG	6/16/2021	(5,792)
NOK	190,000	USD	22,995	JPM	6/16/2021	(168)
NOK	2,100,000	USD	253,384	SG	6/16/2021	(1,087)
NZD	20,000	USD	14,430	JPM	6/16/2021	(120)
NZD	1,900,000	USD	1,363,429	SG	6/16/2021	(4,020)
PHP**	6,440,000	USD	132,770	SG	6/16/2021	(242)
PLN	2,540,000	EUR	558,239	SG	6/16/2021	(1,800)
PLN	680,000	USD	180,185	SG	6/16/2021	(829)
SEK	4,050,000	USD	482,204	SG	6/16/2021	(3,598)
SGD	1,330,000	USD	1,001,990	SG	6/16/2021	(2,708)
THB	1,870,000	USD	60,639	SG	6/16/2021	(599)
TRY	366,007	EUR	40,000	SG	6/16/2021	(4,910)
TRY	690,000	USD	87,800	SG	6/16/2021	(6,313)
USD	7,618	AUD	10,000	JPM	6/16/2021	(87)
USD	830,650	AUD	1,090,000	SG	6/16/2021	(9,202)
USD	460,979	BRL**	2,650,000	SG	6/16/2021	(24,921)
USD	55,663	CAD	70,000	JPM	6/16/2021	(1,293)
USD	709,040	CAD	890,000	SG	6/16/2021	(15,109)
USD	330,194	CHF	306,150	JPM	6/16/2021	(5,435)
USD	1,059,390	CHF	983,850	SG	6/16/2021	(19,187)
USD	346,726	CLP**	252,100,000	SG	6/16/2021	(7,886)
USD	213,772	EUR	180,000	JPM	6/16/2021	(2,829)
USD	687,443	EUR	580,000	SG	6/16/2021	(10,496)
USD	68,662	GBP	50,000	JPM	6/16/2021	(399)
USD	536,229	GBP	390,000	SG	6/16/2021	(2,444)
USD	425,710	HUF	131,290,000	SG	6/16/2021	(12,487)
USD	216,658	ILS	720,000	SG	6/16/2021	(5,097)
USD	1,137,588	INR**	85,470,000	SG	6/16/2021	(6,947)
USD	34,462	JPY	3,780,000	JPM	6/16/2021	(137)
USD	163,216	JPY	17,950,000	SG	6/16/2021	(1,086)
USD	399,707	KRW**	453,050,000	SG	6/16/2021	(5,547)
USD	107,555	MXN	2,260,000	SG	6/16/2021	(3,460)
USD	2,324	NOK	20,000	JPM	6/16/2021	(79)
USD	557,944	NOK	4,790,000	SG	6/16/2021	(17,537)
USD	666,157	NZD	950,000	SG	6/16/2021	(13,549)
USD	865,841	PHP**	42,510,000	SG	6/16/2021	(8,968)
USD	678,608	PLN	2,620,000	SG	6/16/2021	(12,440)
USD	38,499	SEK	330,000	JPM	6/16/2021	(499)

See Notes to Consolidated Financial Statements

19

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	347,749	SEK	3,010,000	SG	6/16/2021	$(7,956)
USD	44,490	SGD	60,000	JPM	6/16/2021	(590)
USD	475,474	SGD	640,000	SG	6/16/2021	(5,381)
USD	490,615	THB	15,440,000	SG	6/16/2021	(5,116)
USD	59,467	TRY	510,000	SG	6/16/2021	(764)
USD	110,134	ZAR	1,640,000	SG	6/17/2021	(2,298)
ZAR	2,080,000	USD	145,127	SG	6/17/2021	(2,606)
USD	1,080,214	CAD	1,359,849	JPM	6/30/2021	(26,270)
Total unrealized depreciation						$(345,717)
Net unrealized depreciation						$(75,911)

**  Non-deliverable forward.

For the six months ended April 30, 2021, the average notional value for the months where the Fund had forward contracts outstanding was $13,308,882.

Equity swap contracts ("equity swaps")

At April 30, 2021, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aggreko plc	GBP	96,134	3/29/2022	0.45%	0.40%	1	M GBP LIBOR	T/1M	$(1,745)
JPM	American International Group, Inc.	USD	761,101	8/3/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	150,419
JPM	Ampol Ltd.	AUD	44,783	1/25/2022	0.66%	0.65%	1	M AUD BBSW	T/1M	(7,078)
MS	Amundi SA	EUR	345,306	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	63,596
MS	Anima Holding SpA	EUR	366,439	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	942
JPM	Arrow Global Group plc	GBP	13,952	4/6/2022	0.45%	0.40%	1	M GBP LIBOR	T/1M	12
JPM	Ashland Global Holdings, Inc.	USD	315,270	2/22/2022	0.51%	0.40%	1	M USD LIBOR	T/1M	(1,373)
MS	Aspen Pharmacare Holdings Ltd.	USD	21,426	12/9/2021	0.91%	0.80%	1	M USD LIBOR	T/1M	5,469
JPM	ASTM SpA	EUR	36,352	3/4/2022	0.10%	0.65%	1	M EURIBOR	T/1M	639
JPM	Atrium European Real Estate Ltd.	EUR	55,206	7/27/2021	(0.15 0.10%	)%-	0.40 0.65%	%-	1	M EURIBOR	T/1M	4,443
JPM	Avantor, Inc.	USD	368,011	10/26/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	54,740
MS	Brenntag SE	EUR	222,621	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	55,781
MS	Bureau Veritas SA	EUR	283,344	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	61,850
JPM	Canadian National Railway Co.	USD	468,923	11/17/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	(11,444)
JPM	CapitaLand Ltd.	SGD	24,414	4/19/2022	1.03%	0.75%	1	M SIBOR	T/1M	(147)
JPM	Cerved Group SpA	EUR	83,474	3/24/2022	0.10%	0.65%	1	M EURIBOR	T/1M	3,168

See Notes to Consolidated Financial Statements

20

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	ChampionX Corp.	USD	377,088	2/22/2022	0.51%	0.40%	1	M USD LIBOR	T/1M	$48,549
JPM	Clarivate plc	USD	270,251	12/17/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	(5,409)
MS	Croda International plc	GBP	17,654	12/2/2021	0.69%	0.64%	1	D SONIA	T/1M	7,237
JPM	Danaher Corp.	USD	276,795	6/22/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	76,802
MS	Danone SA	EUR	561,558	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	(86,241)
JPM	Dialog Semiconductor plc	EUR	407,060	2/10/2022	0.10%	0.65%	1	M EURIBOR	T/1M	5,796
MS	Elis SA	EUR	54,461	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	(1,860)
JPM	Entain plc	GBP	5,582	1/14/2022	0.45%	0.40%	1	M GBP LIBOR	T/1M	2,271
MS	Eurofins Scientific SE	EUR	44,222	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	23,291
JPM	Euskaltel SA	EUR	72,200	3/31/2022	0.10%	0.65%	1	M EURIBOR	T/1M	(207)
JPM	Gamesys Group plc	GBP	3,831	3/31/2022	0.45%	0.40%	1	M GBP LIBOR	T/1M	59
MS	Gerresheimer AG	EUR	72,633	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	20,598
JPM	GrandVision NV	EUR	133,478	8/3/2021	0.10%	0.65%	1	M EURIBOR	T/1M	14,476
MS	HeidelbergCement AG	EUR	182,471	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	22,265
MS	Hermes International	EUR	39,672	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	16,184
JPM	Hoegh LNG Holdings Ltd.	NOK	208,283	3/10/2022	0.89%	0.65%	1	M NIBOR	T/1M	268
JPM	Hunter Douglas NV	EUR	214,880	12/20/2021	0.10%	0.65%	1	M EURIBOR	T/1M	15,041
MS	Hypera SA	USD	27,379	12/7/2021	0.76%	0.65%	1	M USD LIBOR	T/1M	(6,186)
MS	Iliad SA	EUR	19,177	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	3,858
JPM	Infraestructura Energetica Nova SAB de CV	USD	149,600	12/6/2021	0.61%	0.50%	1	M USD LIBOR	T/1M	11,222
MS	ITV plc	GBP	93,728	12/2/2021	0.69%	0.64%	1	D SONIA	T/1M	11,617
MS	Kering SA	EUR	291,261	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	90,380
MS	LafargeHolcim Ltd. (Registered)	CHF	166,367	12/9/2021	(0.17)%	0.56%	1	D SARON	T/1M	17,922
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	50,722	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	17,547
JPM	Microsoft Corp.	USD	330,860	12/17/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	38,369
MS	Migros Ticaret A/S	USD	23,870	9/15/2021	1.51%	1.40%	1	M USD LIBOR	T/1M	(54)
JPM	Natixis SA	EUR	25,591	2/14/2022	0.10%	0.65%	1	M EURIBOR	T/1M	639
JPM	Naturgy Energy Group SA	EUR	22,013	2/4/2022	0.10%	0.65%	1	M EURIBOR	T/1M	210
MS	NAVER Corp.	USD	103,421	10/15/2021	1.51%	1.40%	1	M USD LIBOR	T/1M	16,227
MS	Nestle SA (Registered)	CHF	134,793	12/9/2021	(0.19)%	0.54%	1	D SARON	T/1M	11,973
JPM	NextEra Energy, Inc.	USD	504,358	1/4/2022	0.51%	0.40%	1	M USD LIBOR	T/1M	4,535
JPM	Orange Belgium SA	EUR	21,994	12/9/2021	(0.15 (0.05)%	)%-	0.40 0.50%	%-	1	M EURIBOR	T/1M	117
JPM	OSRAM Licht AG	EUR	2,238	7/9/2021	0.10%	0.65%	1	M EURIBOR	T/1M	494
JPM	Otis Worldwide Corp.	USD	180,425	5/26/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	54,567
JPM	Primo Water Corp.	USD	401,576	2/16/2022	0.51%	0.40%	1	M USD LIBOR	T/1M	(12,269)

See Notes to Consolidated Financial Statements

21

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Publicis Groupe SA	EUR	60,000	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	$6,805
JPM	QUALCOMM, Inc.	USD	278,155	12/17/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	(14,074)
JPM	RDI REIT plc	GBP	22,406	3/3/2022	0.45%	0.40%	1	M GBP LIBOR	T/1M	(225)
JPM	RH	USD	255,943	12/15/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	83,206
JPM	RSA Insurance Group plc	GBP	157,566	11/10/2021	0.45%	0.40%	1	M GBP LIBOR	T/1M	3,331
MS	Ryanair Holdings plc	EUR	73,414	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	32,544
JPM	S IMMO AG	EUR	10,152	4/7/2022	(0.15)%	0.40%	1	M EURIBOR	T/1M	72
MS	SAP SE	EUR	294,702	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	21,588
JPM	Sbanken ASA	NOK	613,830	4/19/2022	0.89%	0.65%	1	M NIBOR	T/1M	(459)
JPM	Semapa-Sociedade de Investimento e Gestao	EUR	19,256	2/24/2022	0.20%	0.75%	1	M EURIBOR	T/1M	351
JPM	Signature Aviation plc	USD	74,697	12/29/2021	0.51%	0.40%	1	M USD LIBOR	T/1M	2,400
JPM	Siltronic AG	EUR	115,945	3/1/2022	0.10%	0.65%	1	M EURIBOR	T/1M	5,381
MS	Smith & Nephew plc	GBP	408,032	12/2/2021	0.69%	0.64%	1	D SONIA	T/1M	41,077
MS	Stroeer SE & Co. KGaA	EUR	51,368	12/9/2021	0.05%	0.60%	1	M EURIBOR	T/1M	(6,153)
JPM	Suez SA	EUR	242,848	9/2/2021	0.10%	0.65%	1	M EURIBOR	T/1M	47,949
JPM	Tikkurila OYJ	EUR	65,657	12/22/2021	0.10%	0.65%	1	M EURIBOR	T/1M	14,307
JPM	Toshiba Corp.	JPY	1,187,445	4/25/2022	0.33%	0.40%	1	M JPY LIBOR	T/1M	840
JPM	Vocus Group Ltd.	AUD	217,268	3/16/2022	0.66%	0.65%	1	M AUD BBSW	T/1M	1,034
JPM	Walt Disney Co. (The)	USD	636,002	4/18/2022	0.51%	0.40%	1	M USD LIBOR	T/1M	(4,562)
Total Long Positions of equity swaps										$1,034,972

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	3D Systems Corp.	USD	(183,219)	3/10/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	$20,560
JPM	Acuity Brands, Inc.	USD	(210,009)	6/15/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(68,621)
MS	Air Liquide SA	EUR	(219,428)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(16,226)
MS	Allianz SE (Registered)	EUR	(211,206)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(13,158)
MS	Anheuser-Busch InBev SA/NV	EUR	(129,544)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	(8,658)
JPM	AT&T, Inc.	USD	(302,667)	2/24/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(19,609)
JPM	Avangrid, Inc.	USD	(88,566)	3/9/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(8,370)
MS	AXA SA	EUR	(117,672)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(9,503)
JPM	B&G Foods, Inc.	USD	(164,634)	9/23/2021	(4.72 (1.60)%	)%-	(4.83 (1.71)%	)%-	1	M USD LIBOR	1M/T	335
MS	BASF SE	EUR	(141,606)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(14,119)
MS	Bayerische Motoren Werke AG	EUR	(118,762)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(23,394)

See Notes to Consolidated Financial Statements

22

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Belden, Inc.	USD	(125,079)	10/18/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	$(6,461)
JPM	Beyond Meat, Inc.	USD	(247,427)	1/11/2022	(0.72 (0.29)%	)%-	(0.83 (0.40)%	)%-	1	M USD LIBOR	1M/T	26,117
JPM	Blink Charging Co.	USD	(127,843)	3/4/2022	(44.58 (10.09)%	)%-	(44.69 (10.20)%	)%-	1	M USD LIBOR	1M/T	(10,576)
JPM	Bloom Energy Corp.	USD	(128,863)	11/18/2021	(2.97 (0.29)%	)%-	(3.08 (0.40)%	)%-	1	M USD LIBOR	1M/T	(9,767)
MS	Bunzl plc	GBP	(85,401)	12/2/2021	(0.25)%	(0.30)%	1	D SONIA	1M/T	(4,585)
JPM	Canadian Tire Corp. Ltd.	CAD	(97,960)	9/20/2021	0.01%	(0.40)%	1	M CDOR	1M/T	(20,023)
JPM	CarParts.com, Inc.	USD	(87,212)	3/11/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(5,698)
JPM	Citrix Systems, Inc.	USD	(110,846)	5/14/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	3,171
MS	Daimler AG (Registered)	EUR	(158,245)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(57,307)
MS	Deutsche Post AG (Registered)	EUR	(172,273)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(49,414)
MS	Deutsche Telekom AG (Registered)	EUR	(91,024)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(3,978)
JPM	Discovery, Inc.	USD	(68,165)	3/28/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	36,558
MS	Elisa OYJ	EUR	(65,688)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	2,965
MS	Enel SpA	EUR	(92,772)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	(6,904)
MS	Engie SA	EUR	(112,047)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	1,686
MS	Etablissements Franz Colruyt NV	EUR	(243,690)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	67,680
JPM	Forest Road Acquisition Corp.	USD	(121,886)	4/19/2022	(1.95)%	(2.06)%	1	M USD LIBOR	1M/T	(1,649)
JPM	Fox Corp.	USD	(106,011)	1/21/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(18,196)
MS	Givaudan SA (Registered)	CHF	(191,200)	12/9/2021	(1.08)%	(0.35)%	1	D SARON	1M/T	(45,291)
MS	GlaxoSmithKline plc	GBP	(38,661)	12/2/2021	(0.25)%	(0.30)%	1	D SONIA	1M/T	6,576
JPM	Grifols SA	USD	(98,439)	4/14/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	2,254
JPM	Guess?, Inc.	USD	(89,043)	8/25/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(10,208)
JPM	Guidewire Software, Inc.	USD	(137,374)	3/23/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(2,902)
MS	H & M Hennes & Mauritz AB	SEK	(1,195,380)	10/19/2021	(0.46)%	(0.40)%	1	W STIBOR	1M/T	(9,196)
MS	Hannover Rueck SE	EUR	(64,904)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	5,796
JPM	Harsco Corp.	USD	(136,662)	10/29/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(20,539)
JPM	HealthEquity, Inc.	USD	(183,392)	12/23/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(15,237)
JPM	HelloFresh SE	EUR	(176,985)	1/26/2022	(0.95)%	(0.40)%	1	M EURIBOR	1M/T	(9,874)
JPM	Hyliion Holdings Corp.	USD	(142,536)	4/19/2022	(1.95 (1.70)%	)%-	(2.06 (1.81)%	)%-	1	M USD LIBOR	1M/T	(22,063)
JPM	J M Smucker Co. (The)	USD	(154,699)	10/7/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(16,416)
JPM	Just Eat Takeaway.com NV	USD	(262,103)	6/15/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	572

See Notes to Consolidated Financial Statements

23

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Kellogg Co.	USD	(172,841)	10/7/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	$(9,217)
MS	Koninklijke Ahold Delhaize NV	EUR	(153,931)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(10,667)
MS	Koninklijke Philips NV	EUR	(145,609)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(9,857)
JPM	Kroger Co. (The)	USD	(211,713)	3/30/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	3,935
JPM	Lordstown Motors Corp.	USD	(81,282)	4/20/2022	(3.58)%	(3.69)%	1	M USD LIBOR	1M/T	(336)
MS	L'Oreal SA	EUR	(282,886)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(58,937)
JPM	Lululemon Athletica, Inc.	USD	(94,211)	3/8/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(12,774)
MS	Marks & Spencer Group plc	GBP	(24,732)	12/2/2021	(0.25)%	(0.30)%	1	D SONIA	1M/T	12,435
MS	Merck & Co., Inc.	USD	(43,210)	12/14/2021	(0.29)%	(0.35)%	1	D FEDEF	1M/T	3,011
JPM	National Bank of Canada	CAD	(44,680)	3/11/2022	0.01%	(0.40)%	1	M CDOR	1M/T	(1,258)
MS	Next plc	GBP	(40,492)	12/2/2021	(0.25)%	(0.30)%	1	D SONIA	1M/T	(9,770)
MS	NIKE, Inc.	USD	(74,400)	12/14/2021	(0.29)%	(0.35)%	1	D FEDEF	1M/T	(20,478)
MS	Nokia OYJ	EUR	(60,025)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	(7,353)
JPM	Omnicom Group, Inc.	USD	(53,387)	1/31/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(9,148)
JPM	Pearson plc	GBP	(89,789)	8/24/2021	(0.35)%	(0.40)%	1	M GBP LIBOR	1M/T	(24,590)
JPM	Perdoceo Education Corp.	USD	(145,762)	1/10/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	9,310
MS	Pfizer, Inc.	USD	(37,452)	12/14/2021	(0.29)%	(0.35)%	1	D FEDEF	1M/T	(25)
JPM	Proto Labs, Inc.	USD	(114,413)	2/10/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	29,611
JPM	Qualys, Inc.	USD	(374,221)	1/11/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	21,399
JPM	Robert Half International, Inc.	USD	(61,765)	6/16/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(19,222)
MS	Schneider Electric SE	EUR	(165,876)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(40,244)
JPM	Sempra Energy	USD	(143,210)	12/21/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(5,257)
JPM	Shake Shack, Inc.	USD	(120,386)	4/19/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	7,742
MS	Siemens AG (Registered)	EUR	(201,428)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	(47,634)
JPM	Signify NV	EUR	(112,929)	3/2/2022	(0.95)%	(0.40)%	1	M EURIBOR	1M/T	(25,830)
JPM	SL Green Realty Corp.	USD	(106,352)	3/30/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(2,597)
JPM	SolarEdge Technologies, Inc.	USD	(195,547)	3/21/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	17,771
JPM	Stratasys Ltd.	USD	(118,795)	3/24/2022	(0.96 (0.83)%	)%-	(1.07 (0.94)%	)%-	1	M USD LIBOR	1M/T	16,387
JPM	Strategic Education, Inc.	USD	(198,984)	9/27/2021	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	33,899
MS	Swisscom AG (Registered)	CHF	(71,818)	12/9/2021	(1.08)%	(0.35)%	1	D SARON	1M/T	2,042
MS	Telefonica SA	EUR	(47,637)	12/9/2021	(0.88)%	(0.40)%	1	D EONIA	1M/T	12,579
MS	Tesla, Inc.	USD	(90,808)	12/14/2021	(0.29)%	(0.35)%	1	D FEDEF	1M/T	(5,068)
See Notes to Consolidated Financial Statements

24

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Vinci SA	EUR	(159,036)	12/9/2021	(0.83)%	(0.35)%	1	D EONIA	1M/T	$(1,718)
JPM	Volvo AB	SEK	(282,350)	6/18/2021	(0.56)%	(0.50)%	1	M STIBOR	1M/T	(8,099)
JPM	Westinghouse Air Brake Technologies Corp.	USD	(102,259)	4/21/2022	(0.29)%	(0.40)%	1	M USD LIBOR	1M/T	(1,084)
Total Short Positions of equity swaps										$(514,714)
Total Long and Short Positions of equity swaps										$520,258
Total Financing Costs and Other Receivables/(Payables) of equity swaps										$(4,943)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps										$515,315

(a)  The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.

(b)  Effective rate at April 30, 2021.

(c)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

Total return basket swap contracts ("total return basket swaps")

At April 30, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps — Short(b)

	Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
	JPM	JPCR273	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/21/2022	$1,314
	JPM	JPCR274	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/22/2022	(971)
	JPM	JPCR275	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/25/2022	(2,721)
	JPM	JPCR276	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/26/2022	1,714
	JPM	JPCR277	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/27/2022	108
	JPM	JPCR278	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/28/2022	1,658
	JPM	JPCR279	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/29/2022	971
	JPM	JPCR280	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	4/29/2022	1,226
	JPM	JPCR281	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	5/3/2022	1,416
	JPM	JPCR282	(0.19)%	(0.30)%	1	M USD LIBOR	1M/T	5/4/2022	(44)
Total									$4,671

See Notes to Consolidated Financial Statements

25

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(a)  The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR273
Canadian Imperial Bank of Commerce	(91)	$(11,055)	$75	5.3%
Realty Income Corp	(136)	(10,947)	74	5.2%
Sherwin-Williams Co/The	(34)	(10,886)	73	5.2%
Western Digital Corp	(132)	(10,878)	73	5.2%
Humana Inc	(21)	(10,852)	73	5.2%
HCA Healthcare Inc	(46)	(10,832)	73	5.2%
Moody's Corp	(28)	(10,765)	73	5.1%
Arista Networks Inc	(29)	(10,560)	71	5.0%
Magna International Inc	(95)	(10,484)	71	5.0%
Align Technology Inc	(15)	(10,421)	71	5.0%
ANSYS Inc	(24)	(10,375)	70	4.9%
Generac Holdings Inc	(27)	(10,345)	70	4.9%
General Motors Co	(155)	(10,340)	70	4.9%
CDW Corp/DE	(49)	(10,282)	69	4.9%
Zillow Group Inc	(68)	(10,256)	69	4.9%
LyondellBasell Industries NV	(84)	(10,234)	69	4.9%
Cisco Systems Inc/Delaware	(172)	(10,230)	69	4.8%
Fiserv Inc	(73)	(10,188)	69	4.8%
Micron Technology Inc	(100)	(10,073)	68	4.8%
Ford Motor Co	(743)	(10,011)	68	4.8%
		$(210,014)	$1,418
Accrued Net Interest Receivable/(Payable)			(104)
			$1,314
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR274
United Parcel Service Inc	(30)	$(6,373)	$(25)	3.0%
WW Grainger Inc	(13)	(5,900)	(23)	2.8%
AT&T Inc	(179)	(5,830)	(23)	2.8%
West Pharmaceutical Services Inc	(17)	(5,772)	(23)	2.7%
Western Digital Corp	(79)	(5,755)	(23)	2.7%
HCA Healthcare Inc	(28)	(5,742)	(22)	2.7%
Sherwin-Williams Co/The	(20)	(5,739)	(22)	2.7%
Fastenal Co	(106)	(5,728)	(22)	2.7%
Mettler-Toledo International Inc	(4)	(5,723)	(22)	2.7%
Realty Income Corp	(80)	(5,716)	(22)	2.7%

See Notes to Consolidated Financial Statements

26

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR274 (cont'd)
Generac Holdings Inc	(17)	$(5,658)	$(22)	2.7%
Eaton Corp PLC	(38)	(5,651)	(22)	2.7%
International Paper Co	(94)	(5,646)	(22)	2.7%
Humana Inc	(12)	(5,633)	(22)	2.7%
Magna International Inc	(57)	(5,591)	(22)	2.6%
Stanley Black & Decker Inc	(26)	(5,590)	(22)	2.6%
Cintas Corp	(16)	(5,589)	(22)	2.6%
Motorola Solutions Inc	(29)	(5,585)	(22)	2.6%
ANSYS Inc	(15)	(5,584)	(22)	2.6%
Arista Networks Inc	(17)	(5,572)	(22)	2.6%
Agilent Technologies Inc	(40)	(5,572)	(22)	2.6%
Cognizant Technology Solutions Corp	(67)	(5,566)	(22)	2.6%
3M Co	(27)	(5,525)	(22)	2.6%
Rockwell Automation Inc	(20)	(5,507)	(22)	2.6%
General Motors Co	(93)	(5,503)	(22)	2.6%
Align Technology Inc	(9)	(5,491)	(21)	2.6%
Emerson Electric Co	(58)	(5,487)	(21)	2.6%
Caterpillar Inc	(23)	(5,464)	(21)	2.6%
CDW Corp/DE	(29)	(5,448)	(21)	2.6%
Zillow Group Inc	(40)	(5,446)	(21)	2.6%
Micron Technology Inc	(61)	(5,419)	(21)	2.6%
Automatic Data Processing Inc	(28)	(5,400)	(21)	2.6%
LyondellBasell Industries NV	(50)	(5,386)	(21)	2.6%
Cisco Systems Inc/Delaware	(102)	(5,362)	(21)	2.6%
PACCAR Inc	(58)	(5,359)	(21)	2.5%
Cummins Inc	(20)	(5,338)	(21)	2.5%
Ford Motor Co	(443)	(5,304)	(21)	2.5%
Hologic Inc	(70)	(4,758)	(20)	2.2%
		$(211,712)	$(829)
Accrued Net Interest Receivable/(Payable)			(142)
			$(971)

See Notes to Consolidated Financial Statements

27

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR275
United Parcel Service Inc	(29)	$(6,180)	$(76)	3.0%
AT&T Inc	(177)	(5,724)	(71)	2.7%
WW Grainger Inc	(13)	(5,708)	(71)	2.7%
HCA Healthcare Inc	(27)	(5,676)	(70)	2.7%
Western Digital Corp	(78)	(5,659)	(70)	2.7%
Generac Holdings Inc	(17)	(5,624)	(69)	2.7%
Eaton Corp PLC	(38)	(5,623)	(69)	2.7%
West Pharmaceutical Services Inc	(17)	(5,606)	(69)	2.7%
Mettler-Toledo International Inc	(4)	(5,602)	(69)	2.7%
International Paper Co	(94)	(5,601)	(69)	2.7%
General Motors Co	(95)	(5,589)	(69)	2.7%
Sherwin-Williams Co/The	(20)	(5,582)	(69)	2.7%
Magna International Inc	(57)	(5,572)	(69)	2.7%
Fastenal Co	(103)	(5,570)	(69)	2.7%
Stanley Black & Decker Inc	(26)	(5,550)	(68)	2.6%
Arista Networks Inc	(17)	(5,546)	(68)	2.6%
Motorola Solutions Inc	(28)	(5,536)	(68)	2.6%
Cintas Corp	(16)	(5,502)	(68)	2.6%
Cognizant Technology Solutions Corp	(66)	(5,501)	(68)	2.6%
Agilent Technologies Inc	(40)	(5,496)	(68)	2.6%
Realty Income Corp	(77)	(5,492)	(68)	2.6%
Ford Motor Co	(461)	(5,490)	(68)	2.6%
Zillow Group Inc	(41)	(5,486)	(68)	2.6%
Humana Inc	(12)	(5,475)	(67)	2.6%
Rockwell Automation Inc	(20)	(5,469)	(67)	2.6%
Caterpillar Inc	(23)	(5,459)	(67)	2.6%
ANSYS Inc	(14)	(5,458)	(67)	2.6%
Align Technology Inc	(9)	(5,441)	(67)	2.6%
Emerson Electric Co	(58)	(5,427)	(67)	2.6%
3M Co	(27)	(5,415)	(67)	2.6%
LyondellBasell Industries NV	(51)	(5,400)	(67)	2.6%
CDW Corp/DE	(29)	(5,374)	(66)	2.6%
Micron Technology Inc	(60)	(5,359)	(66)	2.6%
Cisco Systems Inc/Delaware	(102)	(5,354)	(66)	2.6%
PACCAR Inc	(57)	(5,316)	(66)	2.5%

See Notes to Consolidated Financial Statements

28

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR275 (cont'd)
Automatic Data Processing Inc	(27)	$(5,283)	$(65)	2.5%
Cummins Inc	(20)	(5,281)	(65)	2.5%
Amgen Inc	(20)	(5,037)	(62)	2.4%
		$(209,463)	$(2,583)
Accrued Net Interest Receivable/(Payable)			(138)
			$(2,721)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR276
United Parcel Service Inc	(19)	$(4,143)	$36	2.0%
AT&T Inc	(113)	(3,786)	33	1.8%
Sysco Corp	(41)	(3,732)	32	1.8%
WW Grainger Inc	(8)	(3,710)	32	1.8%
International Paper Co	(60)	(3,699)	32	1.8%
HCA Healthcare Inc	(17)	(3,694)	32	1.8%
Western Digital Corp	(49)	(3,690)	32	1.8%
Cognizant Technology Solutions Corp	(43)	(3,682)	32	1.8%
West Pharmaceutical Services Inc	(11)	(3,682)	32	1.8%
Estee Lauder Cos Inc/The	(11)	(3,675)	32	1.8%
Sherwin-Williams Co/The	(13)	(3,668)	32	1.8%
Eaton Corp PLC	(24)	(3,666)	32	1.8%
Motorola Solutions Inc	(18)	(3,665)	32	1.8%
Philip Morris International Inc	(36)	(3,660)	32	1.8%
Hershey Co/The	(21)	(3,659)	32	1.7%
Fastenal Co	(65)	(3,644)	32	1.7%
Altria Group Inc	(72)	(3,642)	32	1.7%
Fidelity National Information Services I	(22)	(3,640)	32	1.7%
Generac Holdings Inc	(11)	(3,640)	32	1.7%
Stanley Black & Decker Inc	(17)	(3,637)	31	1.7%
Humana Inc	(8)	(3,636)	31	1.7%
Mettler-Toledo International Inc	(3)	(3,635)	31	1.7%
Ecolab Inc	(15)	(3,631)	31	1.7%
ANSYS Inc	(9)	(3,627)	31	1.7%
Agilent Technologies Inc	(25)	(3,624)	31	1.7%
Realty Income Corp	(49)	(3,619)	31	1.7%
Constellation Brands Inc	(14)	(3,617)	31	1.7%

See Notes to Consolidated Financial Statements

29

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR276 (cont'd)
Duke Energy Corp	(34)	$(3,615)	$31	1.7%
Arista Networks Inc	(11)	(3,615)	31	1.7%
General Motors Co	(59)	(3,612)	31	1.7%
Cintas Corp	(10)	(3,603)	31	1.7%
Rockwell Automation Inc	(13)	(3,581)	31	1.7%
Apple Inc	(26)	(3,574)	31	1.7%
Ford Motor Co	(291)	(3,570)	31	1.7%
McCormick & Co Inc/MD	(37)	(3,568)	31	1.7%
Emerson Electric Co	(37)	(3,565)	31	1.7%
Magna International Inc	(35)	(3,565)	31	1.7%
3M Co	(17)	(3,562)	31	1.7%
Caterpillar Inc	(15)	(3,561)	31	1.7%
PepsiCo Inc	(23)	(3,560)	31	1.7%
CDW Corp/DE	(19)	(3,559)	31	1.7%
Cisco Systems Inc/Delaware	(66)	(3,558)	31	1.7%
Pfizer Inc	(86)	(3,548)	31	1.7%
Hormel Foods Corp	(72)	(3,544)	31	1.7%
General Mills Inc	(54)	(3,519)	30	1.7%
Kellogg Co	(53)	(3,510)	30	1.7%
Align Technology Inc	(6)	(3,508)	30	1.7%
Kroger Co/The	(90)	(3,498)	30	1.7%
Zillow Group Inc	(25)	(3,496)	30	1.7%
Fiserv Inc	(27)	(3,492)	30	1.7%
Automatic Data Processing Inc	(18)	(3,492)	30	1.7%
Micron Technology Inc	(38)	(3,491)	30	1.7%
PACCAR Inc	(36)	(3,484)	30	1.7%
LyondellBasell Industries NV	(32)	(3,482)	30	1.7%
Cummins Inc	(13)	(3,477)	30	1.7%
Church & Dwight Co Inc	(38)	(3,462)	30	1.7%
Clorox Co/The	(17)	(3,381)	29	1.6%
Amgen Inc	(13)	(3,361)	29	1.6%
		$(208,816)	$1,806
Accrued Net Interest Receivable/(Payable)			(92)
			$1,714

See Notes to Consolidated Financial Statements

30

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR277
United Parcel Service Inc	(15)	$(3,397)	$2	1.6%
Western Digital Corp	(42)	(3,153)	2	1.5%
O'Reilly Automotive Inc	(5)	(3,088)	2	1.5%
International Paper Co	(50)	(3,070)	2	1.5%
WW Grainger Inc	(7)	(3,059)	2	1.5%
Restaurant Brands International Inc	(42)	(3,049)	2	1.5%
Sysco Corp	(34)	(3,042)	2	1.4%
Altria Group Inc	(60)	(3,037)	2	1.4%
West Pharmaceutical Services Inc	(8)	(3,019)	2	1.4%
Cognizant Technology Solutions Corp	(35)	(3,009)	2	1.4%
LyondellBasell Industries NV	(27)	(3,008)	2	1.4%
Micron Technology Inc	(33)	(3,005)	2	1.4%
Sherwin-Williams Co/The	(10)	(3,003)	2	1.4%
VF Corp	(32)	(3,001)	2	1.4%
McDonald's Corp	(12)	(2,997)	2	1.4%
Hershey Co/The	(17)	(2,995)	2	1.4%
Ecolab Inc	(12)	(2,992)	2	1.4%
Eaton Corp PLC	(20)	(2,990)	2	1.4%
Philip Morris International Inc	(29)	(2,989)	2	1.4%
Fastenal Co	(54)	(2,988)	2	1.4%
Walgreens Boots Alliance Inc	(53)	(2,987)	2	1.4%
General Motors Co	(49)	(2,987)	2	1.4%
Mettler-Toledo International Inc	(2)	(2,984)	2	1.4%
Constellation Brands Inc	(12)	(2,982)	2	1.4%
Target Corp	(14)	(2,982)	2	1.4%
Arista Networks Inc	(9)	(2,980)	2	1.4%
Generac Holdings Inc	(9)	(2,979)	2	1.4%
Home Depot Inc/The	(9)	(2,978)	2	1.4%
Duke Energy Corp	(28)	(2,976)	2	1.4%
Estee Lauder Cos Inc/The	(9)	(2,974)	2	1.4%
Motorola Solutions Inc	(15)	(2,971)	2	1.4%
CVS Health Corp	(36)	(2,966)	2	1.4%
Tractor Supply Co	(15)	(2,965)	2	1.4%
ANSYS Inc	(7)	(2,965)	2	1.4%
Costco Wholesale Corp	(7)	(2,964)	2	1.4%
AT&T Inc	(89)	(2,962)	2	1.4%
Humana Inc	(6)	(2,961)	2	1.4%

See Notes to Consolidated Financial Statements

31

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR277 (cont'd)
Realty Income Corp	(40)	$(2,961)	$2	1.4%
Pfizer Inc	(72)	(2,958)	2	1.4%
Stanley Black & Decker Inc	(13)	(2,953)	2	1.4%
Dollar General Corp	(13)	(2,952)	2	1.4%
HCA Healthcare Inc	(14)	(2,951)	2	1.4%
Rockwell Automation Inc	(10)	(2,949)	2	1.4%
Caterpillar Inc	(12)	(2,948)	2	1.4%
Agilent Technologies Inc	(21)	(2,938)	2	1.4%
Cintas Corp	(8)	(2,929)	2	1.4%
Magna International Inc	(29)	(2,927)	2	1.4%
Lululemon Athletica Inc	(8)	(2,927)	2	1.4%
Emerson Electric Co	(30)	(2,924)	2	1.4%
Cisco Systems Inc/Delaware	(54)	(2,924)	2	1.4%
McCormick & Co Inc/MD	(30)	(2,923)	2	1.4%
Starbucks Corp	(24)	(2,921)	2	1.4%
PepsiCo Inc	(19)	(2,919)	2	1.4%
CDW Corp/DE	(15)	(2,916)	2	1.4%
Discovery Inc	(73)	(2,915)	2	1.4%
Best Buy Co Inc	(24)	(2,913)	2	1.4%
Hormel Foods Corp	(59)	(2,907)	2	1.4%
Zillow Group Inc	(21)	(2,905)	2	1.4%
Fox Corp	(73)	(2,903)	2	1.4%
3M Co	(14)	(2,902)	2	1.4%
General Mills Inc	(45)	(2,902)	2	1.4%
Kroger Co/The	(74)	(2,887)	2	1.4%
Kellogg Co	(43)	(2,886)	2	1.4%
PACCAR Inc	(30)	(2,883)	2	1.4%
Align Technology Inc	(5)	(2,863)	2	1.4%
Ford Motor Co	(233)	(2,859)	2	1.4%
Cummins Inc	(11)	(2,855)	1	1.4%
Automatic Data Processing Inc	(14)	(2,839)	1	1.4%
Church & Dwight Co Inc	(31)	(2,829)	1	1.4%
Amgen Inc	(11)	(2,779)	1	1.4%
Clorox Co/The	(14)	(2,767)	1	1.3%
		$(210,168)	$137
Accrued Net Interest Receivable/(Payable)			(29)
			$108

See Notes to Consolidated Financial Statements

32

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR278
United Parcel Service Inc	(21)	$(4,103)	$33	1.9%
O'Reilly Automotive Inc	(7)	(3,739)	30	1.8%
Western Digital Corp	(55)	(3,737)	30	1.8%
Restaurant Brands International Inc	(56)	(3,730)	30	1.8%
Canadian Imperial Bank of Commerce	(37)	(3,693)	30	1.8%
WW Grainger Inc	(9)	(3,687)	30	1.7%
Cognizant Technology Solutions Corp	(47)	(3,680)	30	1.7%
International Paper Co	(65)	(3,679)	29	1.7%
West Pharmaceutical Services Inc	(11)	(3,656)	29	1.7%
Dollar General Corp	(17)	(3,626)	29	1.7%
McDonald's Corp	(16)	(3,625)	29	1.7%
Target Corp	(18)	(3,624)	29	1.7%
CVS Health Corp	(49)	(3,618)	29	1.7%
Fastenal Co	(71)	(3,609)	29	1.7%
Walgreens Boots Alliance Inc	(70)	(3,607)	29	1.7%
Micron Technology Inc	(43)	(3,603)	29	1.7%
AT&T Inc	(118)	(3,603)	29	1.7%
Sherwin-Williams Co/The	(14)	(3,601)	29	1.7%
Eaton Corp PLC	(26)	(3,601)	29	1.7%
Home Depot Inc/The	(11)	(3,599)	29	1.7%
Fidelity National Information Services I	(24)	(3,599)	29	1.7%
Moody's Corp	(11)	(3,590)	29	1.7%
Costco Wholesale Corp	(10)	(3,590)	29	1.7%
Realty Income Corp	(53)	(3,589)	29	1.7%
Tractor Supply Co	(20)	(3,587)	29	1.7%
General Motors Co	(64)	(3,582)	29	1.7%
LyondellBasell Industries NV	(36)	(3,579)	29	1.7%
HCA Healthcare Inc	(18)	(3,576)	29	1.7%
Humana Inc	(8)	(3,574)	29	1.7%
VF Corp	(42)	(3,572)	29	1.7%
Caterpillar Inc	(16)	(3,570)	29	1.7%
Motorola Solutions Inc	(20)	(3,570)	29	1.7%
Arista Networks Inc	(12)	(3,562)	29	1.7%
Stanley Black & Decker Inc	(18)	(3,562)	29	1.7%
Best Buy Co Inc	(32)	(3,557)	29	1.7%
ANSYS Inc	(10)	(3,543)	28	1.7%
Mettler-Toledo International Inc	(3)	(3,543)	28	1.7%

See Notes to Consolidated Financial Statements

33

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR278 (cont'd)
Lululemon Athletica Inc	(11)	$(3,541)	$28	1.7%
Rockwell Automation Inc	(14)	(3,537)	28	1.7%
Cisco Systems Inc/Delaware	(71)	(3,532)	28	1.7%
Discovery Inc	(97)	(3,532)	28	1.7%
Generac Holdings Inc	(11)	(3,529)	28	1.7%
Apple Inc	(28)	(3,525)	28	1.7%
Emerson Electric Co	(40)	(3,525)	28	1.7%
Agilent Technologies Inc	(27)	(3,522)	28	1.7%
CDW Corp/DE	(20)	(3,517)	28	1.7%
Cintas Corp	(10)	(3,514)	28	1.7%
3M Co	(18)	(3,512)	28	1.7%
Fox Corp	(97)	(3,509)	28	1.7%
Starbucks Corp	(32)	(3,508)	28	1.7%
Magna International Inc	(38)	(3,481)	28	1.6%
PACCAR Inc	(40)	(3,468)	28	1.6%
Align Technology Inc	(6)	(3,459)	28	1.6%
Cummins Inc	(14)	(3,458)	27	1.6%
Automatic Data Processing Inc	(19)	(3,438)	27	1.6%
Fiserv Inc	(29)	(3,433)	27	1.6%
Zillow Group Inc	(27)	(3,421)	27	1.6%
Ford Motor Co	(304)	(3,401)	27	1.6%
Amgen Inc	(14)	(3,358)	27	1.6%
		$(210,885)	$1,691
Accrued Net Interest Receivable/(Payable)			(33)
			$1,658
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR279
United Parcel Service Inc	(22)	$(4,750)	$23	2.2%
O'Reilly Automotive Inc	(7)	(4,304)	20	2.0%
Restaurant Brands International Inc	(59)	(4,237)	20	2.0%
WW Grainger Inc	(9)	(4,231)	20	2.0%
International Paper Co	(69)	(4,174)	20	2.0%
Target Corp	(19)	(4,169)	20	2.0%
Canadian Imperial Bank of Commerce	(38)	(4,164)	20	2.0%
McDonald's Corp	(17)	(4,163)	20	2.0%

See Notes to Consolidated Financial Statements

34

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR279 (cont'd)
AT&T Inc	(127)	$(4,163)	$20	2.0%
Sherwin-Williams Co/The	(15)	(4,162)	20	2.0%
Dollar General Corp	(19)	(4,155)	20	2.0%
Home Depot Inc/The	(12)	(4,143)	20	2.0%
Cognizant Technology Solutions Corp	(49)	(4,140)	20	2.0%
Costco Wholesale Corp	(11)	(4,136)	20	1.9%
CVS Health Corp	(52)	(4,132)	20	1.9%
Walgreens Boots Alliance Inc	(74)	(4,125)	20	1.9%
Fastenal Co	(76)	(4,125)	20	1.9%
Moody's Corp	(12)	(4,114)	20	1.9%
Stanley Black & Decker Inc	(19)	(4,102)	20	1.9%
Mettler-Toledo International Inc	(3)	(4,098)	19	1.9%
VF Corp	(45)	(4,090)	19	1.9%
Realty Income Corp	(57)	(4,086)	19	1.9%
Eaton Corp PLC	(27)	(4,084)	19	1.9%
Best Buy Co Inc	(34)	(4,070)	19	1.9%
Lululemon Athletica Inc	(12)	(4,066)	19	1.9%
Motorola Solutions Inc	(21)	(4,055)	19	1.9%
Caterpillar Inc	(17)	(4,053)	19	1.9%
Western Digital Corp	(55)	(4,052)	19	1.9%
LyondellBasell Industries NV	(37)	(4,050)	19	1.9%
Rockwell Automation Inc	(15)	(4,048)	19	1.9%
Cintas Corp	(11)	(4,047)	19	1.9%
Tractor Supply Co	(21)	(4,046)	19	1.9%
Starbucks Corp	(34)	(4,046)	19	1.9%
3M Co	(20)	(4,045)	19	1.9%
Cisco Systems Inc/Delaware	(76)	(4,038)	19	1.9%
General Motors Co	(67)	(4,027)	19	1.9%
Emerson Electric Co	(43)	(4,023)	19	1.9%
Arista Networks Inc	(12)	(4,021)	19	1.9%
Micron Technology Inc	(45)	(4,014)	19	1.9%
Fox Corp	(103)	(4,013)	19	1.9%
Generac Holdings Inc	(12)	(4,011)	19	1.9%
CDW Corp/DE	(21)	(3,989)	19	1.9%
Agilent Technologies Inc	(29)	(3,986)	19	1.9%
Cummins Inc	(15)	(3,985)	19	1.9%
ANSYS Inc	(10)	(3,974)	19	1.9%
See Notes to Consolidated Financial Statements

35

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR279 (cont'd)
Discovery Inc	(101)	$(3,971)	$19	1.9%
Magna International Inc	(40)	(3,958)	19	1.9%
PACCAR Inc	(42)	(3,944)	19	1.9%
Automatic Data Processing Inc	(20)	(3,925)	19	1.9%
Fiserv Inc	(31)	(3,888)	18	1.8%
Ford Motor Co	(320)	(3,853)	18	1.8%
Zillow Group Inc	(28)	(3,775)	18	1.8%
		$(212,020)	$1,007
Accrued Net Interest Receivable/(Payable)			(36)
			$971
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR280
United Parcel Service Inc	(20)	$(4,240)	$25	2.0%
O'Reilly Automotive Inc	(8)	(4,191)	25	2.0%
Restaurant Brands International Inc	(59)	(4,142)	25	2.0%
WW Grainger Inc	(9)	(4,135)	25	1.9%
AT&T Inc	(128)	(4,122)	24	1.9%
CVS Health Corp	(53)	(4,107)	24	1.9%
Sherwin-Williams Co/The	(15)	(4,103)	24	1.9%
International Paper Co	(69)	(4,102)	24	1.9%
Target Corp	(19)	(4,095)	24	1.9%
3M Co	(20)	(4,094)	24	1.9%
Canadian Imperial Bank of Commerce	(39)	(4,093)	24	1.9%
Walgreens Boots Alliance Inc	(75)	(4,083)	24	1.9%
Dollar General Corp	(19)	(4,082)	24	1.9%
Home Depot Inc/The	(12)	(4,077)	24	1.9%
Fastenal Co	(76)	(4,067)	24	1.9%
Cognizant Technology Solutions Corp	(50)	(4,061)	24	1.9%
Costco Wholesale Corp	(11)	(4,058)	24	1.9%
McDonald's Corp	(17)	(4,057)	24	1.9%
Realty Income Corp	(57)	(4,055)	24	1.9%
Moody's Corp	(12)	(4,042)	24	1.9%
Stanley Black & Decker Inc	(19)	(4,015)	24	1.9%
Mettler-Toledo International Inc	(3)	(4,009)	24	1.9%
Motorola Solutions Inc	(21)	(4,007)	24	1.9%

See Notes to Consolidated Financial Statements

36

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR280 (cont'd)
Cisco Systems Inc/Delaware	(77)	$(4,002)	$24	1.9%
Caterpillar Inc	(17)	(3,999)	24	1.9%
Tractor Supply Co	(21)	(3,998)	24	1.9%
LyondellBasell Industries NV	(38)	(3,993)	24	1.9%
Eaton Corp PLC	(27)	(3,991)	24	1.9%
Lululemon Athletica Inc	(12)	(3,990)	24	1.9%
Arista Networks Inc	(12)	(3,989)	24	1.9%
Fiserv Inc	(32)	(3,987)	24	1.9%
Starbucks Corp	(34)	(3,980)	24	1.9%
Cintas Corp	(11)	(3,980)	24	1.9%
PACCAR Inc	(43)	(3,976)	24	1.9%
Rockwell Automation Inc	(15)	(3,972)	24	1.9%
VF Corp	(44)	(3,971)	24	1.9%
Best Buy Co Inc	(33)	(3,967)	24	1.9%
Emerson Electric Co	(43)	(3,965)	24	1.9%
Agilent Technologies Inc	(29)	(3,954)	24	1.9%
ANSYS Inc	(11)	(3,953)	24	1.9%
Cummins Inc	(15)	(3,947)	23	1.9%
Fox Corp	(103)	(3,947)	23	1.9%
Generac Holdings Inc	(12)	(3,943)	23	1.9%
Western Digital Corp	(55)	(3,936)	23	1.8%
CDW Corp/DE	(22)	(3,924)	23	1.8%
General Motors Co	(67)	(3,918)	23	1.8%
Discovery Inc	(101)	(3,898)	23	1.8%
Micron Technology Inc	(44)	(3,885)	23	1.8%
Align Technology Inc	(6)	(3,867)	23	1.8%
Automatic Data Processing Inc	(20)	(3,854)	23	1.8%
Magna International Inc	(40)	(3,847)	23	1.8%
Zillow Group Inc	(29)	(3,780)	22	1.8%
Ford Motor Co	(316)	(3,731)	22	1.8%
		$(212,181)	$1,261
Accrued Net Interest Receivable/(Payable)			(35)
			$1,226

See Notes to Consolidated Financial Statements

37

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR281
O'Reilly Automotive Inc	(8)	$(4,759)	$32	2.2%
Generac Holdings Inc	(14)	(4,666)	31	2.2%
Duke Energy Corp	(43)	(4,651)	31	2.2%
Moody's Corp	(13)	(4,648)	31	2.2%
Restaurant Brands International Inc	(63)	(4,643)	31	2.2%
West Pharmaceutical Services Inc	(13)	(4,642)	31	2.2%
Starbucks Corp	(38)	(4,638)	31	2.2%
Sherwin-Williams Co/The	(16)	(4,636)	31	2.2%
McDonald's Corp	(18)	(4,625)	31	2.2%
Humana Inc	(10)	(4,622)	31	2.2%
AT&T Inc	(137)	(4,620)	31	2.2%
Target Corp	(21)	(4,616)	31	2.2%
Walgreens Boots Alliance Inc	(81)	(4,614)	31	2.2%
CVS Health Corp	(57)	(4,614)	31	2.2%
HCA Healthcare Inc	(22)	(4,612)	31	2.2%
Dollar General Corp	(20)	(4,611)	31	2.2%
Home Depot Inc/The	(13)	(4,610)	31	2.2%
Altria Group Inc	(90)	(4,608)	31	2.1%
Philip Morris International Inc	(45)	(4,594)	31	2.1%
Realty Income Corp	(62)	(4,590)	31	2.1%
Costco Wholesale Corp	(12)	(4,584)	31	2.1%
Canadian Imperial Bank of Commerce	(41)	(4,583)	31	2.1%
Discovery Inc	(114)	(4,574)	31	2.1%
Cognizant Technology Solutions Corp	(53)	(4,566)	31	2.1%
Micron Technology Inc	(50)	(4,555)	31	2.1%
Western Digital Corp	(60)	(4,555)	30	2.1%
Tractor Supply Co	(23)	(4,553)	30	2.1%
Motorola Solutions Inc	(23)	(4,546)	30	2.1%
Cisco Systems Inc/Delaware	(83)	(4,536)	30	2.1%
Estee Lauder Cos Inc/The	(13)	(4,529)	30	2.1%
Best Buy Co Inc	(36)	(4,518)	30	2.1%
Mettler-Toledo International Inc	(3)	(4,517)	30	2.1%
Lululemon Athletica Inc	(13)	(4,516)	30	2.1%
Agilent Technologies Inc	(32)	(4,514)	30	2.1%
Fox Corp	(112)	(4,505)	30	2.1%
Clorox Co/The	(23)	(4,490)	30	2.1%
Arista Networks Inc	(13)	(4,474)	30	2.1%

See Notes to Consolidated Financial Statements

38

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR281 (cont'd)
VF Corp	(48)	$(4,469)	$30	2.1%
CDW Corp/DE	(23)	(4,461)	30	2.1%
General Motors Co	(73)	(4,450)	30	2.1%
LyondellBasell Industries NV	(40)	(4,441)	30	2.1%
ANSYS Inc	(11)	(4,435)	30	2.1%
Fiserv Inc	(34)	(4,431)	30	2.1%
Align Technology Inc	(7)	(4,421)	29	2.0%
Zillow Group Inc	(31)	(4,361)	29	2.0%
Magna International Inc	(43)	(4,335)	29	2.0%
Ford Motor Co	(342)	(4,227)	28	2.0%
		$(213,765)	$1,431
Accrued Net Interest Receivable/(Payable)			(15)
			$1,416
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR282
Ford Motor Co	(579)	$(7,906)	$(2)	3.7%
Restaurant Brands International Inc	(96)	(7,808)	(2)	3.6%
West Pharmaceutical Services Inc	(20)	(7,808)	(2)	3.6%
General Motors Co	(115)	(7,803)	(2)	3.6%
Duke Energy Corp	(66)	(7,802)	(2)	3.6%
O'Reilly Automotive Inc	(12)	(7,794)	(2)	3.6%
Walgreens Boots Alliance Inc	(124)	(7,767)	(2)	3.6%
McDonald's Corp	(28)	(7,743)	(2)	3.6%
Sherwin-Williams Co/The	(24)	(7,726)	(2)	3.6%
CVS Health Corp	(85)	(7,717)	(2)	3.6%
Dollar General Corp	(30)	(7,710)	(2)	3.6%
Target Corp	(31)	(7,710)	(2)	3.6%
Starbucks Corp	(57)	(7,705)	(2)	3.6%
Realty Income Corp	(94)	(7,696)	(2)	3.6%
Costco Wholesale Corp	(17)	(7,684)	(2)	3.6%
HCA Healthcare Inc	(32)	(7,680)	(2)	3.6%
Humana Inc	(15)	(7,673)	(1)	3.6%
Discovery Inc	(172)	(7,655)	(1)	3.6%
Fox Corp	(173)	(7,642)	(1)	3.6%
Tractor Supply Co	(34)	(7,637)	(1)	3.6%

See Notes to Consolidated Financial Statements

39

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR282 (cont'd)
VF Corp	(74)	$(7,616)	$(1)	3.5%
Align Technology Inc	(11)	(7,602)	(1)	3.5%
Magna International Inc	(68)	(7,585)	(1)	3.5%
Best Buy Co Inc	(55)	(7,582)	(1)	3.5%
Zillow Group Inc	(49)	(7,579)	(1)	3.5%
Lululemon Athletica Inc	(19)	(7,542)	(1)	3.5%
LyondellBasell Industries NV	(61)	(7,445)	(1)	3.5%
Generac Holdings Inc	(19)	(7,411)	(1)	3.4%
		$(215,028)	$(44)
Accrued Net Interest Receivable/(Payable)			—
			$(44)
Total Return Basket Swaps, at value			$4,671

(b)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2021.

For the six months ended April 30, 2021, the average notional value for the months where the Fund had equity and total return basket swaps outstanding was $10,755,125 for long positions and $(11,515,496) for short positions.

At April 30, 2021, the Fund had cash collateral of $4,120,000, $1,920,000 and $1,116,011 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Option contracts ("options")

At April 30, 2021, the Fund did not have any open positions in options. For the six months ended April 30, 2021, the average market value for the months where the Fund had options outstanding was $(1,609) for options written.

Abbreviations

BBSW  Australian Bank-Bill Swap Reference Rate

CDOR  Canadian Dollar Offered Rate

EONIA  Euro Overnight Index Average Rate

EURIBOR  Euro Interbank Offered Rate

FEDEF  Federal Funds Floating Rate

JPM  JPMorgan Chase Bank, NA

LIBOR  London Interbank Offered Rate

MS  Morgan Stanley Capital Services LLC

NIBOR  Norway Interbank Offered Rate

SARON  Swiss Average Overnight Rate

SG  Societe Generale

SIBOR  Singapore Interbank Offered Rate

SONIA  Sterling Overnight Index Average Rate

STIBOR  Stockholm Interbank Offered Rate

T  Termination Date

1D  One Day

1M  One Month

1W  One Week

See Notes to Consolidated Financial Statements

40

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Abbreviations

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

EUR  Euro

GBP  Pound Sterling

HKD  Hong Kong Dollar

HUF  Hungarian Forint

ILS  Israeli New Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Poland Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

USD  United States Dollar

ZAR  South African Rand

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$13,532	$—	$575	$14,107
Communications Equipment	—	—	1,895	1,895
Health Care Equipment & Supplies	1,106,156	—	—	1,106,156
Interactive Media & Services	1,881,322	—	335	1,881,657
Internet & Direct Marketing Retail	1,952,921	—	932,742	2,885,663
Media	581,494	—	2,811	584,305
Oil, Gas & Consumable Fuels	57,375	—	393	57,768
Pharmaceuticals	1,055,973	—	—	1,055,973
Semiconductors & Semiconductor Equipment	1,374,177	—	—	1,374,177
Specialty Retail	567,481	—	24,960	592,441
Other Common Stocks(a)	32,335,176	—	—	32,335,176
Total Common Stocks	40,925,607	—	963,711	41,889,318
Collateralized Mortgage Obligations	—	907,521	—	907,521

See Notes to Consolidated Financial Statements

41

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs (cont'd)	Level 1	Level 2	Level 3*	Total
Rights
Biotechnology	$—	$—	$175,775	$175,775
Media	—	—	—	—
Metals & Mining	34,848	—	—	34,848
Pharmaceuticals	—	—	1,251	1,251
Total Rights	34,848	—	177,026	211,874
Warrants
Capital Markets	10,203	9,576	—	19,779
Oil, Gas & Consumable Fuels	—	—	142,455	142,455
Total Warrants	10,203	9,576	142,455	162,234
Convertible Preferred Stocks(a)	95,108	—	—	95,108
Preferred Stocks(a)	49,755	—	—	49,755
Loan Assignments
Media	—	—	7,461	7,461
Oil, Gas & Consumable Fuels	—	—	22,920	22,920
Total Loan Assignments	—	—	30,381	30,381
Asset-Backed Securities	—	21,182	—	21,182
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	27,374,681	—	27,374,681
Total Long Positions	$41,115,521	$28,312,960	$1,313,573	$70,742,054

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)	Loan Assignments(a)(b)	Rights(a)(b)(c)	Warrants(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2020	$1,363,663	$—	$172,558	$213,040	$181,809	$1,931,070
Transfers into Level 3	7,758	—	23,210	—	—	30,968
Transfers out of Level 3	—	—	—	—	(9,045)	(9,045)
Accrued discounts/(premiums)	—	—	2,821	—	—	2,821
Realized gain/(loss)	(97,646)	—	(94,342)	—	(157,640)	(349,628)
Change in unrealized appreciation/(depreciation)	104,818	—	(12,286)	(36,014)	127,331	183,849
Purchases	103,151	—	33,607	—	—	136,758
Sales	(518,033)	—	(95,187)	—	—	(613,220)
Balance as of April 30, 2021	$963,711	$—	$30,381	$177,026	$142,455	$1,313,573
Net change in unrealized appreciation/ (depreciation) on investments still held as of April 30, 2021	$104,818	$—	$(10,294)	$(36,014)	$127,331	$185,841

See Notes to Consolidated Financial Statements

42

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(a)  As of the six months ended April 30, 2021, these securities were fair valued in accordance with procedures approved by the Board of Trustees. Certain of these investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)  These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c)  Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(d)	Impact to valuation from increase in input(e)
Rights	$118,300	Recovery Value	Discount for uncertain milestone achievability	25.0%	25.0%	Decrease

(d)  The weighted averages disclosed in the table above were weighted by relative fair value.

(e)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2021:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(8,904,713)	$—	$—	$(8,904,713)
Total Short Positions	$(8,904,713)	$—	$—	$(8,904,713)

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$305,665	$—	$—	$305,665
Liabilities	(202,184)	—	—	(202,184)
Forward contracts(a)
Assets	—	269,806	—	269,806
Liabilities	—	(345,717)	—	(345,717)
Swaps
Assets	—	1,547,256	—	1,547,256
Liabilities	—	(1,027,270)	—	(1,027,270)
Total	$103,481	$444,075	$—	$547,556

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

43

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2021
Assets
Investments in securities, at value* (Note A)—see Consolidated Schedule of Investments:
Unaffiliated issuers(a)	$70,742,054
Cash collateral segregated for short sales (Note A)	9,285,481
Cash collateral segregated for over the counter derivatives (Note A)	7,156,011
Dividends and interest receivable	144,624
Receivable for securities sold	230,735
Receivable for Fund shares sold	7,537
Deposits with brokers for futures contracts (Note A)	1,277,691
Receivable for variation margin on futures contracts (Note A)	264,881
Receivable from administrator—net (Note B)	36,241
Over the counter swap contracts, at value (Note A)	1,547,256
Receivable for forward foreign currency contracts (Note A)	269,806
Prepaid expenses and other assets	47,144
Total Assets	91,009,461
Liabilities
Due to custodian, foreign currency(b)	165,241
Investments sold short, at value(c) (Note A)	8,904,713
Due to custodian	3,051,796
Dividends and interest payable for short sales	12,447
Over the counter swap contracts, at value (Note A)	1,027,270
Payable to investment manager (Note B)	106,950
Payable for securities purchased	732,986
Payable for Fund shares redeemed	5,110
Payable for forward foreign currency contracts (Note A)	345,717
Payable to trustees	384
Other accrued expenses and payables	256,138
Total Liabilities	14,608,752
Net Assets	$76,400,709
Net Assets consist of:
Paid-in capital	$183,576,260
Total distributable earnings/(losses)	(107,175,551)
Net Assets	$76,400,709

See Notes to Consolidated Financial Statements

44

Consolidated Statement of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2021
Net Assets
Institutional Class	$63,525,019
Class A	6,894,689
Class C	3,817,144
Class R6	2,163,857
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	5,573,153
Class A	615,200
Class C	359,019
Class R6	189,785
Net Asset Value, offering and redemption price per share
Institutional Class	$11.40
Class R6	$11.40
Net Asset Value and redemption price per share
Class A	$11.21
Offering Price per share
Class A‡	$11.89
Net Asset Value and offering price per share
Class C^	$10.63
*Cost of Investments:
(a) Unaffiliated issuers	$64,263,478
(b) Total cost of foreign currency	$(26,306)
(c) Proceeds from investments sold short	$8,044,187

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements

45

Consolidated Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$291,664
Interest and other income—unaffiliated issuers	325,922
Foreign taxes withheld	(6,591)
Total income	$610,995
Expenses:
Investment management fees (Note B)	719,335
Administration fees (Note B):
Institutional Class	53,554
Class A	8,575
Class C	5,515
Class R6	596
Distribution fees (Note B):
Class A	8,245
Class C	21,210
Shareholder servicing agent fees:
Institutional Class	785
Class A	2,063
Class C	238
Class R6	53
Audit fees	62,501
Custodian and accounting fees	161,455
Insurance	1,906
Legal fees	49,262
Registration and filing fees	33,436
Shareholder reports	19,836
Trustees' fees and expenses	19,526
Dividend and interest expense on securities sold short (Note A)	86,307
Miscellaneous	2,387
Total expenses	1,256,785
Expenses reimbursed by Management (Note B)	(303,269)
Expenses reduced by custodian fee expense offset arrangement (Note A)	(100)
Total net expenses	953,416
Net investment income/(loss)	$(342,421)

See Notes to Consolidated Financial Statements

46

Consolidated Statement of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2021
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	3,582,832
Closed short positions of unaffiliated issuers	(634,753)
Settlement of forward foreign currency contracts	300,204
Settlement of foreign currency transactions	61,130
Expiration or closing of futures contracts	462,895
Expiration or closing of option contracts written	1,609
Expiration or closing of swap contracts	(1,365,839)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	6,030,996
Short positions of unaffiliated issuers	(1,362,706)
Forward foreign currency contracts	(83,055)
Foreign currency translations	(90,356)
Futures contracts	(380,823)
Swap contracts	(20,540)
Net gain/(loss) on investments	6,501,594
Net increase/(decrease) in net assets resulting from operations	$6,159,173

See Notes to Consolidated Financial Statements

47

Consolidated Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	ABSOLUTE RETURN MULTI-MANAGER FUND
	Six Months Ended April 30, 2021 (Unaudited)	Fiscal Year Ended October 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(342,421)	$21,395
Net realized gain/(loss) on investments	2,408,078	1,336,863
Change in net unrealized appreciation/(depreciation) of investments	4,093,516	289,380
Net increase/(decrease) in net assets resulting from operations	6,159,173	1,647,638
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(1,342,136)	(3,549,789)
Class A	(89,751)	(227,582)
Class C	(32,769)	(191,557)
Class R6	(27,655)	(49,422)
Total distributions to shareholders	(1,492,311)	(4,018,350)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	4,635,960	18,218,870
Class A	722,121	2,108,716
Class C	7,928	33,149
Class R6	1,998,875	920,839
Proceeds from reinvestment of dividends and distributions:
Institutional Class	1,224,720	3,244,385
Class A	73,520	203,618
Class C	32,275	160,235
Class R6	27,165	48,461
Payments for shares redeemed:
Institutional Class	(30,745,014)	(92,483,219)
Class A	(876,569)	(2,848,463)
Class C	(1,178,038)	(2,984,955)
Class R6	(1,619,583)	(694,156)
Net increase/(decrease) from Fund share transactions	(25,696,640)	(74,072,520)
Net Increase/(Decrease) in Net Assets	(21,029,778)	(76,443,232)
Net Assets:
Beginning of period	97,430,487	173,873,719
End of period	$76,400,709	$97,430,487

See Notes to Consolidated Financial Statements

48

Notes to Consolidated Financial Statements Absolute Return Multi-Manager Fund (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Absolute Return Multi-Manager Fund (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Institutional Class shares, Class A shares, Class C shares and Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the "Subsidiary"), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of April 30, 2021, the value of the Fund's investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$12,017,371	15.7%

2  Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

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Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

4  Foreign currency translations: The accounting records of the Fund and Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

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5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2021, was $356,006.

6  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2021, the Fund did not have any unrecognized tax positions.

The Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost of investments held at April 30, 2021, was $60,282,798. The estimated gross unrealized appreciation was $7,259,835 and estimated gross unrealized depreciation was $6,240,297 resulting in net unrealized appreciation in value of investments of $1,019,538 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended October 31, 2020, the Fund recorded permanent reclassifications primarily related to prior year true up adjustments, prior year true up adjustments on real estate investment trust ("REIT")/non REIT return of capital adjustment, wholly owned subsidiary income and gain (loss) and amortization of bond premium. For the year ended October 31, 2020, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$949,714	$(949,714)

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The tax character of distributions paid during the years ended October 31, 2020, and October 31, 2019, was as follows:

				Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
$4,018,350	$83,294	$—	$—	$—	$—	$—	$—	$4,018,350	$83,294

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,492,184	$—	$(3,368,875)	$(109,647,970)	$(317,752)	$(111,842,413)

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and straddles, mark-to-market on adjustments on swaps, futures and forward contracts, amortization of organizational expenses, tax adjustments related to swap contracts and other investments, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions, capital loss carryforwards, amortization of bond premium and gain on constructive sale.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2020, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

  Capital Loss Carryforwards

Long-Term	Short-Term
$37,278,343	$72,369,627

During the year ended October 31, 2020, the Fund utilized capital loss carryforwards of $2,219,658.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2021, there were no outstanding balances of accrued capital gains taxes for the Fund.

8  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended October 31, 2020, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Consolidated Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified

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as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein, may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred are included in the "Dividend and interest expense on securities sold short" on the Consolidated Statement of Operations and were $22,122 for the six months ended April 30, 2021.

At April 30, 2021, the Fund had cash pledged in the amount of $9,285,481 to JPMorgan Chase Bank, NA ("JPM"), as collateral for short sales. In addition, JPM has a perfected security interest in these assets.

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12  Investment company securities and exchange traded funds : The Fund may invest in shares of other registered investment companies, including exchange traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a Fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

13  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

14  Special purpose acquisition company: The Fund may acquire an interest in a special purpose acquisition company ("SPAC") in an IPO, via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance if the Fund is invested in the SPAC during such period. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC's acquisition may not close and, to the extent a fund had committed to participate in a private placement (i.e, PIPE transaction), such fund will no longer be obligated to fulfill its commitment.

15  Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2021, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, at

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April 30, 2021. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.

Futures contracts: During the six months ended April 30, 2021, the Fund used futures for economic hedging purposes and to enhance returns.

At the time the Fund or Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund or Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund or Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund or Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, futures transactions undertaken by the Fund or Subsidiary may cause the Fund or Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or Subsidiary. Also, the Fund's or Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's or Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2021, the Fund used forward foreign currency contracts to hedge foreign currency and to enhance returns.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an

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unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Consolidated Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Credit default swap contracts: When the Fund is the buyer of an over the counter ("OTC") credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of an OTC credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of the swap. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or depreciation and net interest received or paid on swap contracts to determine the fair value of swaps.

Equity swap contracts: During the six months ended April 30, 2021, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities.

Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security for the return based on a fixed or floating interest rate during the period of the swap. Upon entering an equity swap, the Fund may be required to pledge an amount of cash and/or other assets to the broker which is equal to a certain percentage of the contract amount (initial margin). Subsequent payments known as variation margins are made or received by the Fund periodically depending on the fluctuations in the value of the underlying security. Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the

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extent that future market trends, the values of assets or economic factors are not accurately analyzed and predicted, the Fund may suffer a loss, which may exceed the related amounts shown in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Consolidated Statement of Operations.

Total return basket swap contracts: During the six months ended April 30, 2021, the Fund used total return basket swaps to provide investment exposure to certain investments, primarily foreign securities. The Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains/(losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Consolidated Statement of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains/(losses) on closing of swap contracts in the Consolidated Statement of Operations.

Written options: During the six months ended April 30, 2021, the Fund used options written to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

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At April 30, 2021, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$—	$—	$1,547,256	$—	$—	$1,547,256
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	3,522	3,609	72,981	225,553	305,665
Forward contracts	Receivable for forward foreign currency contracts	—	269,806	—	—	—	269,806
Total Value—Assets		$—	$273,328	$1,550,865	$72,981	$225,553	$2,122,727

Liability Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$—	$—	$(1,027,270)	$—	$—	$(1,027,270)
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	(114,818)	(63,419)	(16,039)	(7,908)	(202,184)
Forward contracts	Payable for forward foreign currency contracts	—	(345,717)	—	—	—	(345,717)
Total Value—Liabilities		$—	$(460,535)	$(1,090,689)	$(16,039)	$(7,908)	$(1,575,171)

(1)  "Over the counter swap contracts" reflects the cumulative unrealized appreciation/(depreciation) of the over the counter swap contracts plus accrued interest as of April 30, 2021.

(2)  "Futures" reflects the cumulative unrealized appreciation/(depreciation) of futures as of April 30, 2021, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Total distributable earnings/(losses)." The current day's variation margin as of April 30, 2021, if any, is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Receivable/Payable for variation margin on futures contracts."

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The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2021, was as follows:

Realized Gain/(Loss)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	$—	$300,204	$—	$—	$—	$300,204
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	—	(606,534)	118,104	(156,062)	1,107,387	462,895
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	1,609	—	—	1,609
Swaps	Net realized gain/(loss) on: Expiration or closing of swaps contracts	—	—	(1,365,839)	—	—	(1,365,839)
Total Realized Gain/(Loss)		$—	$(306,330)	$(1,246,126)	$(156,062)	$1,107,387	$(601,131)
Change in Appreciation/(Depreciation)
Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: Forward foreign currency contracts	$—	$(83,055)	$—	$—	$—	$(83,055)
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	—	(410,020)	(64,493)	(77,933)	171,623	(380,823)
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	—	—	(20,540)	—	—	(20,540)
Total Change in Appreciation/ (Depreciation)		$—	$(493,075)	$(85,033)	$(77,933)	$171,623	$(484,418)

While the Fund may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's OTC derivative assets and liabilities at fair value by type are reported gross in the Consolidated Statement of Assets and Liabilities.

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The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2021.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$1,547,256	$—	$1,547,256
Forward contracts	269,806	—	269,806
Total	$1,817,062	$—	$1,817,062

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Societe Generale	$214,550	$(214,550)	$—	$—
JPMorgan Chase Bank, NA	938,991	(506,702)	—	432,289
Morgan Stanley Capital Services LLC	663,521	(575,539)	—	87,982
	$1,817,062	$(1,296,791)	$—	$520,271

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$(1,027,270)	$—	$(1,027,270)
Forward contracts	(345,717)	—	(345,717)
Total	$(1,372,987)	$—	$(1,372,987)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Societe Generale	$(290,746)	$214,550	$(76,196)	$—
JPMorgan Chase Bank, NA	(506,702)	506,702	—	—
Morgan Stanley Capital Services LLC	(575,539)	575,539	—	—
	$(1,372,987)	$1,296,791	$(76,196)	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2021, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by the Fund to each counterparty as of April 30, 2021.

16  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or

61

liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

17  Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2021, the impact of this arrangement was a reduction in expenses of $100.

18  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion. For the six months ended April 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.70% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the Class level and each share class of the Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.15% for Institutional Class; 0.26% for each of Class A and Class C; and 0.05% for Class R6, each as a percentage of its average daily net assets. Additionally, NBIA retains JPM as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Subsidiary are included in the total expenses used to calculate the reimbursement, which the Fund has agreed to share with the Subsidiary. For the six months ended April 30, 2021, these Subsidiary expenses amounted to $60,085.

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At April 30, 2021, the Fund's contingent liabilities to NBIA under the agreements were as follows:

				Expenses Reimbursed in the Year Ended October 31,
				2018	2019	2020	2021
				Subject to Repayment until October 31,
	Contractual Expense Limitation(1)		Expiration	2021	2022	2023	2024
Institutional Class	1.97%		10/31/24	$477,171	$508,701	$567,149	$253,671
Class A	2.33%		10/31/24	41,612	31,156	48,102	25,651
Class C	3.08%		10/31/24	29,237	28,605	36,584	15,255
Class R6	1.87	%(2)	10/31/24	28,071	24,431	8,302	8,692

(1)  Expense limitation per annum of the respective class' average daily net assets.

(2)  Prior to December 6, 2018, the contractual expense limitation for Class R6 was 1.90%.

The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2021, there was no repayment to NBIA under these agreements.

At April 30, 2021, NBIA engaged BH-DG Systematic Trading LLP, Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Good Hill Partners LP (see Note H of the Notes to Consolidated Financial Statements), P/E Global, LLC and Portland Hill Asset Management Limited as subadvisers of the Fund to provide investment management services. NBIA compensates the subadvisers out of the investment advisory fees it receives from the Fund.

The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
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For the six months ended April 30, 2021, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Class A	$146	$—	$—	$—
Class C	—	—	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2021, there were purchase and sale transactions of long-term securities (excluding swaps, forward contracts, futures and written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Securities Sold Short excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligationss	Sales and Maturities excluding U.S. Government and Agency Obligations	Covers on Securities Sold Short excluding U.S. Government and Agency Obligations
$—	$136,393,346	$6,964,804	$—	$162,987,696	$6,217,326

During the six months ended April 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

During the six months ended April 30, 2021, the Fund sold certain long positions and simultaneously entered into equity swaps on those same positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At April 30, 2021, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At April 30, 2021
Type of Transaction	Cost Basis of Positions Sold	Gross Cash Proceeds Received for Positions Sold	Net Fair Value of Transferred Assets	Gross Derivative Assets Recorded(a)(b)	Gross Derivative Liabilities Recorded(a)(b)
Sales and equity swaps	$2,057,307	$1,603,044	$88,051	$105,682	$(17,631)

(a)  Balances are presented on a gross basis, before the application of counterparty and cash collateral offsetting.

(b)  Gross derivative assets and gross derivative liabilities are included as equity risk contracts in Note A-15 of Notes to Consolidated Financial Statements.

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Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2021, and for the year ended October 31, 2020, was as follows:

	For the Six Months Ended April 30, 2021				For the Year Ended October 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	418,657	112,670	(2,780,981)	(2,249,654)	1,720,181	304,637	(8,567,645)	(6,542,827)
Class A	66,002	6,871	(80,712)	(7,839)	202,038	19,411	(274,510)	(53,061)
Class C	756	3,171	(113,650)	(109,723)	3,318	16,056	(301,457)	(282,083)
Class R6	181,516	2,499	(144,799)	39,216	87,600	4,550	(65,990)	26,160

Other: At April 30, 2021, affiliated persons, as defined in the 1940 Act, owned 0.04% of the Fund's outstanding shares.

Note E—Line of Credit:

At April 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2021. During the period ended April 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncements:

In March 2020, FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 848)". In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

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Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Note H—Subsequent Event:

At its June 17, 2021 meeting, the Board approved the termination of Good Hill Partners L.P. as a subadviser to the Fund. The termination is effective June 18, 2021.

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Consolidated Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Consolidated Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Institutional Class
04/30/2021 (Unaudited)	$10.80	$(0.04)	$0.83	$0.79	$(0.19)	$—	$—	$(0.19)	$11.40
10/31/2020	$10.97	$0.01	$0.21	$0.22	$(0.39)	$—	$—	$(0.39)	$10.80
10/31/2019	$10.71	$0.08	$0.19	$0.27	$(0.01)	$—	$—	$(0.01)	$10.97
10/31/2018	$10.77	$0.09	$(0.15)	$(0.06)	$—	$—	$—	$—	$10.71
10/31/2017	$10.18	$0.06	$0.53	$0.59	$—	$—	$—	$—	$10.77
10/31/2016	$10.47	$0.02	$(0.18)	$(0.16)	$(0.03)	$(0.10)	$—	$(0.13)	$10.18
Class A
04/30/2021 (Unaudited)	$10.60	$(0.06)	$0.82	$0.76	$(0.15)	$—	$—	$(0.15)	$11.21
10/31/2020	$10.78	$(0.03)	$0.20	$0.17	$(0.35)	$—	$—	$(0.35)	$10.60
10/31/2019	$10.55	$0.04	$0.19	$0.23	$—	$—	$—	$—	$10.78
10/31/2018	$10.65	$0.06	$(0.16)	$(0.10)	$—	$—	$—	$—	$10.55
10/31/2017	$10.10	$0.02	$0.53	$0.55	$—	$—	$—	$—	$10.65
10/31/2016	$10.40	$(0.02)	$(0.18)	$(0.20)	$—	$(0.10)	$—	$(0.10)	$10.10
Class C
04/30/2021 (Unaudited)	$10.03	$(0.09)	$0.76	$0.67	$(0.07)	$—	$—	$(0.07)	$10.63
10/31/2020	$10.20	$(0.10)	$0.20	$0.10	$(0.27)	$—	$—	$(0.27)	$10.03
10/31/2019	$10.06	$(0.03)	$0.17	$0.14	$—	$—	$—	$—	$10.20
10/31/2018	$10.24	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$10.06
10/31/2017	$9.78	$(0.05)	$0.51	$0.46	$—	$—	$—	$—	$10.24
10/31/2016	$10.15	$(0.09)	$(0.18)	$(0.27)	$—	$(0.10)	$—	$(0.10)	$9.78
Class R6
04/30/2021 (Unaudited)	$10.81	$(0.05)	$0.84	$0.79	$(0.20)	$—	$—	$(0.20)	$11.40
10/31/2020	$10.98	$0.01	$0.21	$0.22	$(0.39)	$—	$—	$(0.39)	$10.81
10/31/2019	$10.71	$0.09	$0.19	$0.28	$(0.01)	$—	$—	$(0.01)	$10.98
10/31/2018	$10.77	$0.10	$(0.16)	$(0.06)	$—	$—	$—	$—	$10.71
10/31/2017	$10.17	$0.05	$0.55	$0.60	$—	$—	$—	$—	$10.77
10/31/2016	$10.47	$0.04	$(0.21)	$(0.17)	$(0.03)	$(0.10)	$—	$(0.13)	$10.17

See Notes to Consolidated Financial Highlights

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	Total Return†d	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net AssetsØ	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)Ø	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Institutional Class
04/30/2021 (Unaudited)	7.40%**	$63.5	2.88%*	2.68%*	2.17%*	1.97%*	(0.71)%*	163%**	170%**
10/31/2020	2.01%	$84.5	2.69%	2.54%	2.12%	1.97%	0.10%	230%	219%
10/31/2019	2.48%	$157.6	2.59%	2.27%	2.30%	1.98%	0.77%	248%	246%
10/31/2018	(0.56)%	$201.1	2.53%	2.16%	2.34%	1.97%	0.86%	194%	179%
10/31/2017	5.80%	$295.7	2.69%	2.09%	2.57%	1.97%	0.61%	382%	357%
10/31/2016	(1.57)%	$485.8	2.83%‡	2.02%‡	2.78%§‡	1.97%§‡	0.18%‡	485%	474%
Class A
04/30/2021 (Unaudited)	7.26%**	$6.9	3.32%*	3.10%*	2.54%*	2.32%*	(1.16)%*	163%**	170%**
10/31/2020	1.58%	$6.6	3.22%	3.08%	2.47%	2.33%	(0.32)%	230%	219%
10/31/2019	2.18%	$7.3	2.98%	2.65%	2.67%	2.33%	0.40%	248%	246%
10/31/2018	(0.94)%	$18.1	2.83%	2.55%	2.61%	2.33%	0.60%	194%	179%
10/31/2017	5.45%	$20.6	3.13%	2.47%	2.99%	2.33%	0.17%	382%	357%
10/31/2016	(1.91)%	$62.9	3.20%‡	2.40%‡	3.13%§‡	2.33%§‡	(0.16)%‡	485%	474%
Class C
04/30/2021 (Unaudited)	6.73%**	$3.8	4.00%*	3.79%*	3.28%*	3.08%*	(1.82)%*	163%**	170%**
10/31/2020	0.96%	$4.7	3.82%	3.67%	3.23%	3.08%	(0.98)%	230%	219%
10/31/2019	1.39%	$7.7	3.71%	3.39%	3.40%	3.09%	(0.33)%	248%	246%
10/31/2018	(1.76)%	$11.6	3.65%	3.28%	3.45%	3.08%	(0.24)%	194%	179%
10/31/2017	4.70%	$17.9	3.82%	3.21%	3.69%	3.08%	(0.53)%	382%	357%
10/31/2016	(2.66)%	$40.9	3.96%‡	3.15%‡	3.89%§‡	3.08%§‡	(0.96)%‡	485%	474%
Class R6
04/30/2021 (Unaudited)	7.41%**	$2.2	2.81%*	2.59%*	2.08%*	1.86%*	(0.90)%*	163%**	170%**
10/31/2020	2.10%	$1.6	2.59%	2.45%	2.01%	1.87%	0.07%	230%	219%
10/31/2019	2.64%	$1.4	2.55%	2.21%	2.22%	1.88%	0.84%	248%	246%
10/31/2018	(0.56)%	$15.3	2.45%	2.09%	2.26%	1.90%	0.93%	194%	179%
10/31/2017	5.90%	$12.7	2.40%	1.93%	2.37%	1.90%	0.51%	382%	357%
10/31/2016	(1.58)%	$3.4	2.71%‡	1.92%‡	2.69%§‡	1.90%§‡	0.37%‡	485%	474%

68

Notes to Consolidated Financial Highlights

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses.Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d  The class action proceeds listed in Note A of the Consolidated Notes to Financial Statements had no impact on the Fund's total return for the six months ended April 30, 2021. The class action proceeds received in 2020, 2019, 2018, 2017 and 2016 had no impact on the Fund's total returns for the years ended October 31, 2020, 2019, 2018, 2017 and 2016.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

**  Not annualized.

*  Annualized.

Ø  After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements (see Note A in the Notes to Consolidated Financial Statements). Had the Fund not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Six Months Ended April 30, 2021		Year Ended October 31, 2020		Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016
Institutional Class	2.17%	1.97%	2.12%	1.97%	2.30%	1.98%	2.33%	1.97%	2.57%	1.97%	2.78%	1.97%
Class A	2.54%	2.32%	2.47%	2.33%	2.67%	2.33%	2.61%	2.33%	2.99%	2.33%	3.13%	2.33%
Class C	3.28%	3.08%	3.23%	3.08%	3.40%	3.09%	3.45%	3.08%	3.69%	3.08%	3.89%	3.08%
Class R6	2.08%	1.86%	2.01%	1.87%	2.22%	1.88%	2.26%	1.90%	2.37%	1.90%	2.69%	1.90%

69

Notes to Consolidated Financial Highlights (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Year Ended October 31, 2016
Institutional Class	2.77%	1.96%
Class A	3.13%	2.33%
Class C	3.88%	3.07%
Class R6	2.68%	1.89%

70

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Subadvisers

BH-DG Systematic Trading LLP
55 Baker Street
London W1U 7EU United Kingdom

Cramer Rosenthal McGlynn, LLC
Havemeyer Place
Greenwich, CT 06830

GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580

Good Hill Partners LP
One Greenwich Office Park
Greenwich, CT 06831

P/E Global, LLC
75 State Street, 31st Floor
Boston, MA 02109

Portland Hill Asset Management Limited
21 Knightsbridge
London SW1X7LY, United Kingdom

Custodian

JPMorgan Chase & Co.
4 Chase Metrotech Center
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

71

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

72

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104–0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

N0087 06/21

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Commodity Strategy Fund

Global Allocation Fund

Long Short Fund

U.S. Equity Index PutWrite Strategy Fund

Semi-Annual Report

April 30, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

THE FUNDS
President's Letter	1
PORTFOLIO COMMENTARY
Commodity Strategy Fund	3
Global Allocation Fund	5
Long Short Fund	7
U.S. Equity Index PutWrite Strategy Fund	9
FUND EXPENSE INFORMATION	14
LEGEND	16
SCHEDULE OF INVESTMENTS
Commodity Strategy Fund	17
Positions by Country	20
Global Allocation Fund	23
Positions by Industry	31
Long Short Fund	46
U.S. Equity Index PutWrite Strategy Fund	76
FINANCIAL STATEMENTS	79
FINANCIAL HIGHLIGHTS (ALL CLASSES)
Commodity Strategy Fund	113
Global Allocation Fund	115
Long Short Fund	117
U.S. Equity Index PutWrite Strategy Fund	119
Directory	125
Proxy Voting Policies and Procedures	126
Quarterly Portfolio Schedule	126

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2021 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Alternative and Multi-Asset Class Funds covering the six-month period ended April 30, 2021 (the reporting period).

The U.S. economy has rebounded sharply from the depths of the pandemic-induced downturn, driving optimism for a sustained recovery. The rollout of several highly effective vaccines buoyed investor sentiment in late 2020. This, coupled with the resolution of the November elections, further boosted optimism for the economy. Many data points, including gross domestic product, unemployment and manufacturing have shown significant improvement since the economy's trough in the second quarter of 2020.

U.S. fiscal and monetary policy remained highly accommodative over the reporting period. In terms of fiscal stimulus, the U.S. government passed a $900 billion package in late 2020, followed by a $1.9 trillion package in the first quarter of 2021. Toward the end of the reporting period, President Biden laid out his vision for future legislation, including a sweeping infrastructure plan and an "American Families Plan" aimed at improving education and family-related benefits. As it relates to monetary policy, the U.S. Federal Reserve Board (Fed) maintained the federal funds rate in a range between 0.00% and 0.25% and continued its quantitative easing program. Meanwhile, the Federal Open Market Committee continued to assess inflation against its newly implemented average inflation targeting framework, affording greater leniency for periods of higher inflation.

The global stock market rallied sharply, while the overall fixed income market generated weak results during the reporting period. The U.S. stock market reached a number of new all-time highs, driven by improving growth, significant support by the federal government and the Fed, improving corporate profits, and robust investor demand. All told, the S&P 500® Index returned 28.85% during the reporting period. Meanwhile, international developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Markets (Net) Indices, returned 28.84% and 22.95%, respectively, over the reporting period. In contrast, the overall investment-grade U.S. fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.52% over the reporting period. While short-term U.S. Treasury yields were essentially flat overall, longer-term rates rose on optimism over fiscal stimulus and the pace of economic recovery. Meanwhile, credit spreads, which widened sharply at the onset of the pandemic, steadily tightened over the reporting period.

Looking ahead, we believe the increase in inoculation rates could significantly boost economic activity in the near term. Today, we remain constructive as widely-distributed vaccines could support reopening initiatives, albeit at a measured pace. Moreover, we believe the stock market is a discounting mechanism, assigning a present value to expected future cash flows. Through this lens, investors are pricing in a rebound in earnings with monetary/fiscal stimulus working in concert. Meanwhile, we believe the fixed income market environment is evolving—a trend we anticipate to continue in the coming years. In particular, we anticipate continued monetary and fiscal accommodation. Should our base case scenario play out, fixed income investors may encounter higher real yields and increased inflation, and should consider to plan accordingly.

Neuberger Berman continues to monitor the ongoing developments related to COVID-19 with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations, including all critical services. Neuberger Berman has a dedicated Business Continuity Management team staffed with full-time professionals, who partner with over 60 Business Continuity Coordinators covering all business functions across all geographies. Neuberger Berman currently has not experienced a significant impact on its operating model and will continue to monitor the potential long-term implications for global economies. Neuberger Berman will remain flexible and look to adapt, as necessary, the firm's operations and processes to most effectively manage portfolios.

Thank you for your support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

Commodity Strategy Fund Commentary

Neuberger Berman Commodity Strategy Fund Institutional Class generated a total return of 38.60% for the six-month period ended April 30, 2021 (the reporting period) and outperformed its benchmark, the Bloomberg Commodity Index (the Index), which posted a 25.81% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall commodity market generated strong results over the reporting period, with agriculture, industrial metals and energy being the top performers. Agriculture was boosted by strong demand for soybeans as China worked to rebuild their hog herds that were depleted by African swine fever. The industrial metals sector also rallied sharply. For example, demand for copper increased as China invested in projects to rebuild its economy. Sentiment for this sector remained high in anticipation of rising infrastructure spending under the Biden administration. Energy benefited from increased demand as vaccine rollouts progressed and economic growth improved amid increased reopenings.

Looking at the commodity sectors in which the Fund invests, energy was the largest contributor to relative results. In particular, overweights to heating oil and gasoline versus the Index were additive for returns. An underweight to natural gas was also rewarded, as it fell nearly 20% over the reporting period. Given our risk-balanced investment approach, we typically underweight natural gas given its high volatility. Looking at the precious metals sector, out-of-benchmark allocations to platinum and palladium were beneficial, as was an underweight to gold. Within the agriculture space, an overweight to corn versus the Index added the most value, as it reached multi-year highs given increased demand and moderating supply. On the downside, an underweight to West Texas Intermediate (WTI) crude detracted from performance given rising prices. Underweights to soybeans and soybean oil were also a headwind for returns. Their prices moved higher, partially driven by increased demand in China as well as lower planting intentions relative to trade expectations. Finally, soft commodities (such as coffee, cocoa, sugar, and cotton) also detracted from the Fund's results, due to underweights to coffee and sugar.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The Fund's tactical positioning contributed positively to performance during the reporting period.

One of the commonly held motivations for investing in commodities is to look to hedge against inflation. For a solution to be effective in achieving this goal, it likely includes a forward-looking assessment of where this potential inflation is coming from. In terms of commodities in particular, it is our belief that scarcer commodities are more likely to hit inflation management goals compared to those in excess supply. To this end, we are always on the lookout for niche markets where supply chains are more fragile and hedging demands are more imbalanced. We believe platinum and palladium are great examples of where the green revolution is likely to have an outsized impact given the growing interest in fuel cells for electric vehicles and green hydrogen, and feeder cattle is an interesting market on its own as it provides a structurally higher insurance premium than live cattle with relatively diversifying return streams. With these commodities already implemented for the Fund, we continue to look to gain access to others that may help us address future inflation challenges.

Sincerely,

HAKAN KAYA, THOMAS SONTAG AND DAVID YI WAN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Commodity Strategy Fund

TICKER SYMBOLS

Institutional Class	NRBIX
Class A	NRBAX
Class C	NRBCX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)

Asset-Backed Securities	18.4%
Corporate Bonds	47.8
U.S. Treasury Obligations	11.3
Short-Term Investments	22.4
Other Assets Less Liabilities	0.1 *
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PORTFOLIO BY TYPE OF COMMODITY FUTURE

(as a % of Total Notional Value)
Commodity Futures:
Agriculture	24.0%
Energy	27.9
Industrial Metals	20.7
Livestock	5.9
Precious Metals	15.4
Softs	6.1
Total	100.0%

PERFORMANCE HIGHLIGHTS3

		Six Month	Average Annual Total Return Ended 04/30/2021
	Inception Date	Period Ended 04/30/2021	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	08/27/2012	38.60%	64.89%	4.75%	–3.05%
Class A	08/27/2012	38.32%	64.34%	4.38%	–3.39%
Class C6	03/24/2021*	38.62%	64.91%	4.75%	–3.05%
With Sales Charge
Class A		30.47%	54.76%	3.17%	–4.05%
Class C6		37.62%	63.91%	4.75%	–3.05%
Index
Bloomberg Commodity Index[1,2]		25.81%	48.52%	2.26%	–4.68%

*  Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 1.00%,1.37% and 2.32% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.75%, 1.11% and 1.86% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2021 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Global Allocation Fund Commentary

Neuberger Berman Global Allocation Fund Institutional Class generated a 18.16% total return for the six-month period ended April 30, 2021 (the reporting period), outperforming its blended benchmark consisting of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index (collectively, the Index), which provided a 16.25% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Despite occasional bouts of volatility, the markets in the last six months have seen strong performance from risk assets, driven by a steady decrease in COVID-19 cases in much of the world, accelerating vaccinations, and massive monetary and fiscal policy support. Economic data have recovered, led by robust improvements in consumer sentiment and activity as economies appear to slowly head toward full reopenings. The first calendar quarter of 2021 saw a meaningful spike in interest rates, as investors rotated into riskier assets amidst an improving outlook for global growth. In the political realm, the U.S. experienced a "Blue Wave", with Joe Biden elected as President and the Senate shifting to a Democratic majority, while Europe saw a Brexit trade deal materialize, relieving a significant source of uncertainty.

The Fund's allocations to global equities contributed positively to performance while fixed income detracted during the reporting period. Within equities, U.S. and non-U.S. systematic equity were the primary drivers of performance. Within fixed income, an overweight in duration for the first half of the reporting period impacted the portfolio negatively. Opportunistic strategies were additive to fund performance, led by contributions from commodities and fundamental tactical asset allocation.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts contributed positively to performance during the reporting period.

Over a 12- to 18-month window, we maintain an overweight view on equities, with a bias towards U.S. small-caps and non-U.S. stocks in countries where we believe economic growth and vaccinations could catch up to the U.S. and there is more cyclical exposure to be had. In the near-term, however, we are becoming more cautious against a backdrop of lofty valuations, elevated market sentiment, and crowded positioning. The idea that peak growth may be approaching could rattle investor confidence; with the S&P 500® Index seemingly setting new records every week, we believe it is prudent to pause for breath and rebalance, where necessary.

Within fixed income, we remain overweight high yield credit, bank loans, and emerging markets debt, sectors where spread tightening can mitigate a potential move higher in rates. Fund flows within credit have continued to be positive despite the move higher in rates this year, a sign that investor confidence remains resilient. A positive, accelerating growth and inflation outlook led us to be cautious on duration and shy away from low-yielding sovereign bonds across developed markets. With that said, we believe the sell-off in U.S. Treasuries may have happened faster than warranted by fundamentals. We anticipate more two-way trading going forward and have paused on trimming duration in the portfolio.

We continue to believe that a flexible, multi-dimensional approach to a diversified portfolio is prudent. Our multi-asset class approach offers a global go-anywhere strategy, complemented with historically uncorrelated sources of return and a risk framework at both the security and portfolio level, plus independent firm oversight.

Sincerely,

ERIK KNUTZEN, ROBERT SURGENT AND TOKUFUMI KATO
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Global Allocation Fund

TICKER SYMBOLS

Institutional Class	NGLIX
Class A	NGLAX
Class C	NGLCX
Class R6	NRGLX

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2021
	Inception Date	Period Ended 04/30/2021	1 Year	5 Years	10 Years	Life of Fund
At NAV
Institutional Class	12/29/2010	18.16%	30.63%	8.56%	6.16%	6.60%
Class A	12/29/2010	17.93%	30.23%	8.16%	5.78%	6.22%
Class C	12/29/2010	17.59%	29.25%	7.36%	5.00%	5.44%
Class R6[5]	01/18/2019	18.27%	30.87%	8.62%	6.19%	6.63%
With Sales Charge
Class A		11.16%	22.70%	6.89%	5.15%	5.62%
Class C		16.59%	28.25%	7.36%	5.00%	5.44%
Index
Blended Benchmark*1,2		16.25%	27.67%	9.49%	6.49%	7.06%
MSCI All Country World Index (Net)[1,2]		28.29%	45.75%	13.85%	9.17%	9.80%

*  Blended Benchmark is composed of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index, rebalanced monthly.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 3.48%, 3.89%, 4.61% and 3.86% for Institutional Class, Class A, Class C and R6 shares, respectively (before expense reimbursements and/or fee waivers, if any and after restatement). The expense ratios for fiscal year 2021 are 0.78%, 1.14%, 1.89%, and 0.68% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after restatement, expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2021 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Long Short Fund Commentary

Neuberger Berman Long Short Fund Institutional Class generated a 10.46% total return for the six-month period ended April 30, 2021 (the reporting period), underperforming its primary benchmark, the HFRX Equity Hedge Index (the Index), which returned 14.57% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The U.S. equity market, as measured by the S&P 500® Index, rebounded sharply following 2020 market lows during the reporting period. The market initially rose sharply given a confluence of events, including the resolution of the November 2020 elections, ongoing fiscal support and the announcement of several highly effective COVID-19 vaccines. This, coupled with improving economic data and continued accommodative monetary policy by the U.S. Federal Reserve Board, fueled investor risk appetite. Investors, anticipating a sustainable recovery, flocked to more cyclical companies that could benefit the most from an economic revival. All told, the S&P 500 Index gained 28.85% during the reporting period.

We maintained our constructive outlook during the reporting period. This was reflected in the Fund's net long and gross exposure during the reporting period. The Fund's largest sector weights were in Information Technology, Consumer Discretionary and Industrials over the period.

We categorize the Fund's long investment exposure into three groups: Capital Growth, Total Return and Opportunistic. Capital Growth continues to represent our largest allocation followed by Total Return and Opportunistic. We continued to identify compelling opportunities in Capital Growth relative to Opportunistic, as the change catalyst becomes more difficult to execute at this stage of the cycle. The portfolio's short exposure includes both single name "Fundamental" shorts and "Market" shorts. During the reporting period, equity long exposure increased against the backdrop of improved economic conditions and attractive earnings outlook, while Fundamental shorts decreased. Market shorts that consist primarily of sector and market cap-specific indices to help manage broader portfolio exposures increased during the reporting period.

Equity long exposure added to Fund performance, while Fundamental shorts detracted from performance. The Fund's aggregate use of futures, swap and options contracts and Private Investment in Public Equity (PIPE) detracted from performance during the reporting period.

The outlook for economic growth appears to us to be bright, driven by an upswing in the business cycle, less volatility from the executive branch, a more unified Congress, and a vaccine distribution program well underway—all supported by stunning amounts of fiscal and monetary policy support. We continue to believe this environment is flush with a confluence of fiscal policy considerations, monetary policy stimulus, public health concerns, geopolitical uncertainty, commodity price volatility, and sequencing (i.e., restarting the global economy) question marks, therefore creating potential opportunities to capitalize both long and short. Nevertheless, we are very mindful of the complex world in which we live and invest. Given the massive amounts of stimulus around the globe, there is a risk that the underlying assumption around very low inflation may be misguided since at some point, unchecked fiscal spending has consequences. We highlight these risks because the current environment, as always, necessitates a flexible approach in the complex, global world in which we operate.

Sincerely,

CHARLES KANTOR AND MARC REGENBAUM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Long Short Fund

TICKER SYMBOLS

Institutional Class	NLSIX
Class A	NLSAX
Class C	NLSCX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)

	Long	Short
Common Stocks	81.3%	(7.2)%
Convertible Bonds	0.2	—
Convertible Preferred Stocks	0.3	—
Corporate Bonds	3.3	(1.0)
Exchange-Traded Funds	—	(1.2)
Loan Assignments	0.7	—
Master Limited Partnerships and Limited Partnerships	2.1	—
Options Purchased	0.2	—
Preferred Stocks	2.8	—
Warrants	0.1	—
Short-Term Investments	5.4	—
Other Assets Less Liabilities	13.0 *	—
Total	109.4%	(9.4)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2021
	Inception Date	Period Ended 04/30/2021	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	12/29/2011	10.46%	21.22%	8.64%	7.44%
Class A	12/29/2011	10.22%	20.71%	8.25%	7.05%
Class C	12/29/2011	9.87%	19.85%	7.45%	6.26%
With Sales Charge
Class A		3.87%	13.80%	6.98%	6.38%
Class C		8.87%	18.85%	7.45%	6.26%
Index
HFRX Equity Hedge Index[1,2]		14.57%	22.11%	4.69%	3.76%
S&P 500® Index[1,2]		28.85%	45.98%	17.42%	16.13%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 1.80%, 2.16% and 2.91% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended April 30, 2021 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

U.S. Equity Index PutWrite Strategy Fund Commentary

Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Institutional Class generated a total return of 18.19% over the six-month period ended April 30, 2021 (the reporting period), outperforming its benchmark, a blend consisting of 42.5% CBOE S&P 500 One-Week PutWrite Index / 42.5% CBOE S&P 500 PutWrite Index / 7.5% CBOE Russell 2000 One-Week PutWrite Index / 7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index), which posted a 15.89% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

"Volatility Selling is Back..." read a recent Bloomberg headline. It only took a few months following high-profile exits and unanticipated 'blowups' for new option/volatility focused firms and strategies to begin to sprout like spring flowers. It seems like few, if any, asset classes experience the degree of manager turnover exhibited by the option/volatility space. On one hand, we are emboldened by the resilience of investor demand for option strategies. Yet, on the other hand, investor demand tends to support the repeated renewal of inconsistent, expensive and/or complicated strategies, in our view. We believe investors need to ask themselves if an amazing five-year return means anything if the strategy can't survive a sixth year or if suffering years of chronic losses are negated by a single dramatic monthly gain. Overall, we believe this sort of extreme cyclicality produced by some option/volatility strategies has turned away some investors who could benefit from longer-term strategic allocations to more durable approaches toward monetizing volatility.

During the reporting period, both S&P 500 and Russell 2000 exposures contributed to Fund performance. The Fund's S&P 500 exposure was the largest contributor to relative performance over the reporting period. This exposure fell shy of the CBOE S&P 500 PutWrite Index total return, but managed to outperform the CBOE S&P 500 One-Week PutWrite Index. In a similar fashion, the Fund's Russell 2000 exposure underperformed the CBOE Russell 2000 PutWrite Index, but outperformed the CBOE Russell 2000 One-Week PutWrite Index. The Fund's collateral holdings continue to be a positive contributor to overall performance and there were no detractors to performance over the period.

The Fund's average option notional exposure over the reporting period remained consistent with strategic targets of 85% S&P 500® Index and 15% Russell 2000® Index.

We believe listed option markets are resilient and profit seeking organisms. Historically, they have adapted and repriced risk to be able to recoup at least a portion of losses realized in prior periods. In our view, the past six months of above average implied volatility premiums are not a mispricing or aberration but are simply a rational pricing of a model that seeks premiums as compensation for underwriting risk. Rational equity index option markets can't underwrite equity risk effectively over the long-term if they are not able to raise prices after unanticipated losses. Continued above average levels of implied volatility premiums during this reporting period are just the latest example.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

U.S. Equity Index PutWrite Strategy Fund

TICKER SYMBOLS

Institutional Class	NUPIX
Class A	NUPAX
Class C	NUPCX
Class R6	NUPRX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
U.S. Treasury Obligations	94.6%
Put Options Written	(1.1)
Short-Term Investments	5.7
Other Assets Less Liabilities	0.8
Total	100.0%

PERFORMANCE HIGHLIGHTS4

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2021
	Date	04/30/2021	1 Year	Life of Fund
At NAV
Institutional Class	09/16/2016	18.19%	30.32%	8.94%
Class A	09/16/2016	18.06%	29.79%	8.55%
Class C	09/16/2016	17.63%	28.91%	7.75%
Class R6	09/16/2016	18.34%	30.42%	9.04%
With Sales Charge
Class A		11.23%	22.30%	7.17%
Class C		16.63%	27.91%	7.75%
Index
42.5% CBOE S&P 500 One-Week PutWrite Index/ 42.5% CBOE S&P 500 PutWrite Index / 7.5% CBOE Russell 2000 One-Week PutWrite Index / 7.5% CBOE Russell 2000 PutWrite Index[1,2]		15.89%	20.53%	3.76%
85% S&P 500® Index / 15% Russell 2000® Index[1,2]		31.68%	50.16%	17.51%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if NBIA had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 0.74%, 1.11%, 1.89% and 0.65% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.66%, 1.02%, 1.77% and 0.56% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2021, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Endnotes

1  Please see "Glossary of Indices" on page 12 for a description of indices. Please note that individuals cannot invest directly in any index. The HFRX Equity Hedge Index does take into account fees and expenses, but not the tax consequences, of investing since it is based on the underlying hedge funds' net returns. The other indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  During the period from August 2012 through January 2013, Neuberger Berman Commodity Strategy Fund was relatively small, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund.

4  The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

5  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Global Allocation Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

6  The performance information for Class C prior to the class's inception date is that of the Institutional Class of Neuberger Berman Commodity Strategy Fund. The performance information for the Institutional Class has been adjusted to reflect the appropriate sales charges applicable to Class C shares but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The Institutional Class has lower expenses and typically higher returns than Class C.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

Glossary of Indices

Bloomberg Barclays Global Aggregate Index:

The index measures global investment grade debt from twenty-four different local currency markets and includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The index is largely comprised of three major regional aggregate components: the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays Pan-European Aggregate Bond Index, and the Bloomberg Barclays Asian-Pacific Aggregate Index. In addition to securities from these three indices, the Bloomberg Barclays Global Aggregate Index also includes investment grade Eurodollar, Euro-Yen, Canadian, and 144A Index-eligible securities not already in these three indices.

Bloomberg Commodity Index:

The index is a rolling index composed of exchange-traded futures contracts on physical commodities. The index relies primarily on liquidity data of futures contracts, along with U.S. dollar-adjusted production data, in determining the relative quantities of included commodities. The index is designed to be a highly liquid and diversified benchmark for commodities investments. The version of the index that is calculated on a total return basis reflects the returns on a fully collateralized investment in the underlying commodity futures contracts, combined with the returns on cash collateral invested in U.S. Treasury Bills.

CBOE Russell 2000® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying Russell 2000 (RUT) short put options over a money market account invested in one-month U.S. Treasury bills. The RUT puts are struck at-the-money and are sold on a monthly basis.

CBOE Russell 2000® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

CBOE S&P 500® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying S&P 500 (SPX) short put options over a money market account invested in one- and three-months Treasury bills. The SPX puts are struck at-the-money and are sold on a monthly basis.

CBOE S&P 500® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

42.5% CBOE S&P 500® One-Week PutWrite Index/42.5% CBOE S&P 500® PutWrite Index/7.5% CBOE Russell 2000® One-Week PutWrite Index/7.5% CBOE Russell 2000® PutWrite Index:

The blended index is composed of 42.5% CBOE S&P 500 One-Week PutWrite Index (described above), 42.5% CBOE S&P 500 PutWrite Index (described above), 7.5% CBOE Russell 2000 One-Week PutWrite Index (described above) and 7.5% CBOE Russell 2000 PutWrite Index (described above), and is rebalanced monthly.

Glossary of Indices (cont'd)

HFRX Equity Hedge Index:

The index comprises equity hedge strategies. Equity hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested, in equities, both long and short. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar-denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

MSCI All Country World Index (Net):

The index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 20% of their free float-adjusted market capitalization as of November 2019. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index:

The blended index is composed of 60% MSCI All Country World Index (Net) (described above) and 40% Bloomberg Barclays Global Aggregate Index (described above), and is rebalanced monthly. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000® Index:

The index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
85% S&P 500® Index/15% Russell 2000® Index:	The 85% S&P 500® Index/15% Russell 2000® Index blended index is composed of 85% S&P 500® Index (described above) and 15% Russell 2000® Index (described above), and is rebalanced monthly.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During the Period(1) 11/1/20 - 4/30/21		Expense Ratio	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During the Period(2) 11/1/20 - 4/30/21		Expense Ratio
Commodity Strategy Fund
Institutional Class	$1,000.00	$1,386.00	$4.38	(3)	0.74%	$1,000.00	$1,021.12	$3.71	(3)	0.74%
Class A	$1,000.00	$1,383.20	$6.50	(3)	1.10%	$1,000.00	$1,019.34	$5.51	(3)	1.10%
Class C	$1,000.00	$1,099.00	$2.01	(3)(4)	1.84%	$1,000.00	$1,015.67	$9.20	(3)	1.84%
Global Allocation Fund
Institutional Class	$1,000.00	$1,181.60	$3.57		0.66%	$1,000.00	$1,021.52	$3.31		0.66%
Class A	$1,000.00	$1,179.30	$5.51		1.02%	$1,000.00	$1,019.74	$5.11		1.02%
Class C	$1,000.00	$1,175.90	$9.50		1.76%	$1,000.00	$1,016.07	$8.80		1.76%
Class R6	$1,000.00	$1,182.70	$2.98		0.55%	$1,000.00	$1,022.07	$2.76		0.55%
Long Short Fund
Institutional Class	$1,000.00	$1,104.60	$8.51		1.63%	$1,000.00	$1,016.71	$8.15		1.63%
Class A	$1,000.00	$1,102.20	$10.37		1.99%	$1,000.00	$1,014.93	$9.94		1.99%
Class C	$1,000.00	$1,098.70	$14.26		2.74%	$1,000.00	$1,011.21	$13.66		2.74%
U.S. Equity Index PutWrite Strategy Fund
Institutional Class	$1,000.00	$1,181.90	$3.52		0.65%	$1,000.00	$1,021.57	$3.26		0.65%
Class A	$1,000.00	$1,180.60	$5.46		1.01%	$1,000.00	$1,019.79	$5.06		1.01%
Class C	$1,000.00	$1,176.30	$9.50		1.76%	$1,000.00	$1,016.07	$8.80		1.76%
Class R6	$1,000.00	$1,183.40	$2.98		0.55%	$1,000.00	$1,022.07	$2.76		0.55%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Included the expenses of the Fund's subsidiary (See Note A of the Notes to Financial Statements).

(4)  Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 38/365 (to reflect the period shown of March 24, 2021 (Recommencement of Operations) to April 30, 2021) (See Note D of Notes to Financial Statements).

Legend April 30, 2021 (Unaudited)

Neuberger Berman Alternative Funds

Benchmarks:

LIBOR  = London Interbank Offered Rate

SOFR  = Secured Overnight Financing Rate

Currency Abbreviations:

AUD  = Australian Dollar

EUR  = Euro

GBP  = Pound Sterling

JPY  = Japanese Yen

USD  = United States Dollar

Counterparties:

CITI  = Citibank, N.A.

GSI  = Goldman Sachs International

JPM  = JPMorgan Chase Bank N.A.

SSB  = State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M  = 1 Month

3M  = 3 Months

6M  = 6 Months

T  = Termination

Other abbreviations:

PIPE  = Private investment in public equity

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) April 30, 2021

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 11.3%
	U.S. Treasury Bills
$7,000,000	0.03%, due 9/30/2021	$6,999,417	(a)
10,000,000	0.02%, due 10/28/2021	9,998,520	(a)
	Total U.S. Treasury Obligations (Cost $16,998,015)	16,997,937
Asset-Backed Securities 18.4%
1,000,000	American Express Credit Account Master Trust, Ser. 2017-5, Class A, (1M USD LIBOR + 0.38%), 0.49%, due 2/18/2025	1,004,038	(b)
1,820,000	BMW Vehicle Lease Trust, Ser. 2021-1, Class A2, 0.20%, due 3/27/2023	1,819,701
2,000,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 0.48%, due 8/8/2024	2,007,740	(b)
	Ford Credit Auto Lease Trust
564,770	Ser. 2020-B, Class A2A, 0.50%, due 12/15/2022	565,305
1,290,000	Ser. 2021-A, Class A2, 0.19%, due 7/15/2023	1,289,434
	Ford Credit Auto Owner Trust
150,942	Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	151,192
357,205	Ser. 2020-B, Class A2, 0.50%, due 2/15/2023	357,492
	GM Financial Consumer Automobile Receivables Trust
59,888	Ser. 2020-1, Class A2, 1.83%, due 1/17/2023	59,977
1,010,330	Ser. 2020-3, Class A2, 0.35%, due 7/17/2023	1,010,949
980,000	Ser. 2021-1, Class A2, 0.23%, due 11/16/2023	979,881
	Golden Credit Card Trust
910,000	Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.46%, due 10/15/2023	911,005	(b)(c)
1,000,000	Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52%), 0.63%, due 7/15/2024	1,004,405	(b)(c)
	Hyundai Auto Lease Securitization Trust
669,659	Ser. 2020-A, Class A2, 1.90%, due 5/16/2022	670,977	(c)
1,115,689	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	1,116,387	(c)
	Mercedes-Benz Auto Lease Trust
1,010,174	Ser. 2020-B, Class A2, 0.31%, due 2/15/2023	1,010,600
2,090,000	Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	2,089,250
920,000	MMAF Equipment Finance LLC, Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	919,833	(c)(d)
	Navient Student Loan Trust
401,428	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 0.61%, due 9/27/2066	402,066	(b)(c)
392,946	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.61%, due 1/25/2068	393,737	(b)(c)
282,114	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27%), 0.38%, due 2/27/2068	282,104	(b)(c)
681,922	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.39%, due 7/25/2068	680,017	(b)(c)
1,150,000	Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Class A2, 0.23%, due 11/15/2023	1,149,601	(c)
1,960,000	Santander Retail Auto Lease Trust, Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	1,959,842	(c)
	Tesla Auto Lease Trust
606,820	Ser. 2020-A, Class A2, 0.55%, due 5/22/2023	607,750	(c)
1,600,000	Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	1,601,506	(c)
	Verizon Owner Trust
21,745	Ser. 2018-1A, Class A1B, (1M USD LIBOR + 0.26%), 0.38%, due 9/20/2022	21,748	(b)(c)
1,200,000	Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42%), 0.54%, due 4/22/2024	1,203,969	(b)
850,558	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	852,071
1,730,838	World Omni Auto Receivables Trust, Ser. 2020-C, Class A2, 0.35%, due 12/15/2023	1,731,760
	Total Asset-Backed Securities (Cost $27,831,398)	27,854,337
Corporate Bonds 47.8%
Agriculture 0.8%
1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.07%, due 8/15/2022	1,177,678	(b)

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Auto Manufacturers 1.5%
$1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.09%, due 2/15/2022	$1,619,259	(b)(c)
675,000	Volkswagen Group of America Finance LLC, (3M USD LIBOR + 0.94%), 1.14%, due 11/12/2021	677,902	(b)(c)
		2,297,161
Banks 18.4%
	Bank of America Corp.
690,000	(3M USD LIBOR + 1.16%), 1.35%, due 1/20/2023	695,090	(b)
895,000	(3M USD LIBOR + 1.00%), 1.18%, due 4/24/2023	901,915	(b)
775,000	(3M USD LIBOR + 0.79%), 0.98%, due 3/5/2024	781,806	(b)
1,475,000	BB&T Corp., (3M USD LIBOR + 0.65%), 0.85%, due 4/1/2022	1,482,262	(b)
2,270,000	Citigroup, Inc., (3M USD LIBOR + 1.10%), 1.29%, due 5/17/2024	2,300,962	(b)
2,527,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.79%, due 11/29/2023	2,603,330	(b)
2,500,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 1.08%, due 4/25/2023	2,516,401	(b)
2,865,000	Morgan Stanley, (SOFR + 0.70%), 0.71%, due 1/20/2023	2,870,675	(b)
	Royal Bank of Canada
2,035,000	(3M USD LIBOR + 0.47%), 0.65%, due 4/29/2022	2,043,817	(b)
270,000	(3M USD LIBOR + 0.36%), 0.55%, due 1/17/2023	271,121	(b)
1,095,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 0.81%, due 6/1/2021	1,095,535	(b)
2,105,000	Sumitomo Mitsui Financial Group, Inc., (3M USD LIBOR + 1.11%), 1.30%, due 7/14/2021	2,109,294	(b)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.49%, due 1/27/2023	2,014,223	(b)
2,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.59%, due 12/9/2022	2,194,861	(b)
1,444,000	Wells Fargo & Co., (3M USD LIBOR + 1.23%), 1.42%, due 10/31/2023	1,465,891	(b)
	Westpac Banking Corp.
1,835,000	(3M USD LIBOR + 0.85%), 1.03%, due 8/19/2021	1,839,400	(b)
640,000	(3M USD LIBOR + 0.39%), 0.58%, due 1/13/2023	643,394	(b)
		27,829,977
Biotechnology 0.5%
765,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52%), 0.71%, due 9/29/2023	765,792	(b)
Diversified Financial Services 3.7%
705,000	American Express Co., (3M USD LIBOR + 0.61%), 0.79%, due 8/1/2022	708,814	(b)
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 1.14%, due 3/9/2022	2,837,770	(b)
2,055,000	Intercontinental Exchange, Inc., (3M USD LIBOR + 0.65%), 0.83%, due 6/15/2023	2,057,692	(b)
		5,604,276
Electric 2.6%
980,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.44%, due 11/26/2021	980,706	(b)
1,435,000	Florida Power & Light Co., (3M USD LIBOR + 0.38%), 0.56%, due 7/28/2023	1,435,059	(b)
1,515,000	Southern California Edison Co., (3M USD LIBOR + 0.27%), 0.45%, due 12/3/2021	1,514,914	(b)
		3,930,679
Electronics 0.6%
	Honeywell Int'l, Inc.
380,000	(3M USD LIBOR + 0.37%), 0.56%, due 8/8/2022	381,481	(b)
500,000	(3M USD LIBOR + 0.23%), 0.41%, due 8/19/2022	500,331	(b)
		881,812

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Gas 2.6%
$565,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.57%, due 3/9/2023	$565,319	(b)
1,045,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.68%, due 3/2/2023	1,045,233	(b)
1,785,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 0.78%, due 6/15/2021	1,786,092	(b)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.53%, due 9/14/2023	585,069	(b)
		3,981,713
Insurance 1.4%
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.63%, due 7/12/2022	2,034,361	(b)(c)
Machinery—Diversified 0.9%
1,350,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.64%, due 4/5/2023	1,349,236	(b)
Media 1.6%
1,125,000	Comcast Corp., (3M USD LIBOR + 0.63%), 0.81%, due 4/15/2024	1,137,758	(b)
1,255,000	Walt Disney Co., (3M USD LIBOR + 0.39%), 0.57%, due 3/4/2022	1,258,801	(b)
		2,396,559
Miscellaneous Manufacturer 1.5%
2,255,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.18%, due 3/15/2023	2,281,297	(b)
Oil & Gas 1.5%
120,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.84%, due 9/19/2022	120,527	(b)
2,135,000	BP Capital PLC, (3M USD LIBOR + 0.87%), 1.06%, due 9/16/2021	2,141,736	(b)
		2,262,263
Pharmaceuticals 5.8%
975,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.83%, due 11/21/2022	981,004	(b)
1,855,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.80%, due 6/10/2022	1,865,410	(b)
2,540,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 0.83%, due 6/25/2021	2,540,954	(b)(c)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.57%, due 5/16/2022	1,815,733	(b)
1,479,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35%), 0.54%, due 5/14/2021	1,479,141	(b)
		8,682,242
Retail 1.1%
1,700,000	7-Eleven, Inc., (3M USD LIBOR + 0.45%), 0.65%, due 8/10/2022	1,701,037	(b)(c)
Telecommunications 3.3%
	AT&T, Inc.
2,000,000	(3M USD LIBOR + 0.95%), 1.13%, due 7/15/2021	2,003,536	(b)
115,000	(3M USD LIBOR + 0.89%), 1.08%, due 2/15/2023	115,930	(b)
2,780,000	Verizon Communications, Inc., (SOFR + 0.50%), 0.51%, due 3/22/2024	2,791,742	(b)
		4,911,208
	Total Corporate Bonds (Cost $71,950,047)	72,087,291

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Short-Term Investments 22.4%
Investment Companies 22.4%
33,812,176	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(e) (Cost $33,812,176)	$33,812,176	(f)
	Total Investments 99.9% (Cost $150,591,636)	150,751,741
	Other Assets Less Liabilities 0.1%	116,651	(g)
	Net Assets 100.0%	$150,868,392

(a)  Rate shown was the discount rate at the date of purchase.

(b)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2021 and changes periodically.

(c)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $20,294,491, which represents 13.5% of net assets of the Fund.

(d)  When-issued security. Total value of all such securities at April 30, 2021 amounted to $919,833, which represents 0.6% of net assets of the Fund.

(e)  Represents 7-day effective yield as of April 30, 2021.

(f)  All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $33,812,176.

(g)  Includes the impact of the Fund's open positions in derivatives at April 30, 2021.

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$93,505,291	62.0%
United Kingdom	7,759,500	5.1%
Canada	6,244,571	4.1%
Germany	4,838,115	3.2%
Australia	2,482,794	1.7%
Japan	2,109,294	1.4%
Short-Term Investments and Other Assets—Net	33,928,827	22.5%
	$150,868,392	100.0%

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	140	Lead	$7,525,000	$133,424
6/2021	53	Nickel	5,616,675	(224,178)
6/2021	5	Palladium	1,476,850	178,201
6/2021	80	Primary Aluminum	4,779,000	534,177
6/2021	106	Zinc	7,743,300	269,062
7/2021	67	Cocoa	1,595,940	(84,798)
7/2021	39	Coffee 'C'	2,068,706	108,750
7/2021	69	Copper	7,707,300	594,262
7/2021	393	Corn	13,229,363	3,510,721
7/2021	84	Cotton No.2	3,699,360	33,213
7/2021	142	Hard Red Winter Wheat	4,994,850	738,330
7/2021	150	Lead	8,075,625	402,986
7/2021	96	Low Sulphur Gasoil	5,148,000	317,565
7/2021	152	Natural Gas	4,526,560	430,031
7/2021	132	New York Harbor ULSD	10,668,874	745,449
7/2021	52	Nickel	5,514,600	492,276
7/2021	83	Primary Aluminum	4,972,737	255,830
7/2021	99	Platinum	5,965,740	51,656
7/2021	108	RBOB Gasoline	9,374,551	601,693
7/2021	37	Silver	4,786,505	(38,100)
7/2021	81	Soybean	6,213,712	753,047
7/2021	159	Soybean Meal	6,774,990	31,558
7/2021	84	Soybean Oil	3,144,456	937,156
7/2021	146	Sugar 11	2,776,570	233,259
7/2021	146	Wheat	5,363,675	733,582
7/2021	113	WTI Crude Oil	7,173,240	559,807
7/2021	108	Zinc	7,902,225	305,992
8/2021	140	Brent Crude Oil	9,279,200	675,174
8/2021	39	Cattle Feeder	2,861,625	(38,590)
8/2021	75	Gold 100 oz.	13,273,500	(97,052)
8/2021	96	Lean Hogs	4,051,200	223,436
8/2021	59	Live Cattle	2,799,550	37,254
Total Long Positions			$191,083,479	$13,405,173

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	140	Lead	$(7,525,000)	$(405,395)
6/2021	53	Nickel	(5,616,675)	(474,246)
6/2021	80	Primary Aluminum	(4,779,000)	(268,853)
6/2021	106	Zinc	(7,743,300)	(310,597)
Total Short Positions			$(25,663,975)	$(1,459,091)
Total Futures				$11,946,082

For the six months ended April 30, 2021, the average notional value for the months where the Fund had futures outstanding was $155,749,961 for long positions and $(17,946,383) for short positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$16,997,937	$—	$16,997,937
Asset-Backed Securities	—	27,854,337	—	27,854,337
Corporate Bonds(a)	—	72,087,291	—	72,087,291
Short-Term Investments	—	33,812,176	—	33,812,176
Total Investments	$—	$150,751,741	$—	$150,751,741

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$13,887,891	$—	$—	$13,887,891
Liabilities	(1,941,809)	—	—	(1,941,809)
Total	$11,946,082	$—	$—	$11,946,082

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited)
April 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 60.3%
Argentina 0.2%
15	MercadoLibre, Inc.	$23,565	*
Australia 2.1%
1,480	APA Group	11,435	(a)
1,273	Coles Group Ltd.	16,004
98	CSL Ltd.	20,471
2,149	Fortescue Metals Group Ltd.	37,397
812	Goodman Group	11,829
60	REA Group Ltd.	7,319
917	Rio Tinto PLC	76,948
2,251	Santos Ltd.	12,104
554	Sonic Healthcare Ltd.	15,313
795	Woodside Petroleum Ltd.	14,000
		222,820
Austria 0.0%(b)
494	Telekom Austria AG	4,039
Canada 2.1%
800	Bank of Nova Scotia	50,943
712	Enbridge, Inc.	27,463
359	Great-West Lifeco, Inc.	10,409
333	Hydro One Ltd.	7,984	(c)
287	Metro, Inc.	13,150
179	National Bank of Canada	13,013
537	Power Corp. of Canada	15,641
931	Sun Life Financial, Inc.	50,225
485	TELUS Corp.	10,062
290	Toronto-Dominion Bank	19,937
		218,827
China 0.1%
1,844	BOC Hong Kong Holdings Ltd.	6,505
Denmark 0.5%
5	AP Moeller - Maersk A/S Class B	12,438
414	Novo Nordisk A/S Class B	30,540
128	Pandora A/S	14,496
		57,474
Finland 0.3%
493	Neste OYJ	29,872
132	Orion OYJ Class B	5,845
		35,717
France 1.6%
80	Arkema SA	10,003
102	Capgemini SE	18,689
191	Cie Generale des Etablissements Michelin SCA	27,636
841	Credit Agricole SA	13,015	*
40	Hermes International	50,206
5	Kering SA	4,006
157	Publicis Groupe SA	10,166
189	Schneider Electric SE	30,225
		163,946
NUMBER OF SHARES		VALUE
Germany 1.8%
109	Allianz SE	$28,358
63	Bayerische Motoren Werke AG	6,317
180	Brenntag AG	16,161
285	Daimler AG	25,373
618	Deutsche Post AG	36,373
186	Fresenius Medical Care AG & Co. KGaA	14,795
172	HeidelbergCement AG	15,761
13	Merck KGaA	2,284
295	SAP SE	41,411
		186,833
Hong Kong 0.4%
3,258	CK Asset Holdings Ltd.	20,447
1,578	Sun Hung Kai Properties Ltd.	23,829
		44,276
Italy 0.1%
403	FinecoBank Banca Fineco SpA	6,938	*
Japan 4.2%
157	Azbil Corp.	6,350
100	Daikin Industries Ltd.	20,066
3,400	ENEOS Holdings, Inc.	14,659
143	FUJIFILM Holdings Corp.	9,273
329	Fujitsu Ltd.	52,395
351	Hoya Corp.	39,937
206	Kajima Corp.	2,846
1,353	KDDI Corp.	40,928
300	MEIJI Holdings Co. Ltd.	18,584
1,000	Mitsubishi Electric Corp.	15,390
1,288	Mitsui & Co. Ltd.	27,147
200	Mitsui Chemicals, Inc.	6,295
649	Mizuho Financial Group, Inc.	9,115
7	Nintendo Co. Ltd.	4,015
200	Nitto Denko Corp.	16,580
2,700	Nomura Holdings, Inc.	14,499
519	Ono Pharmaceutical Co. Ltd.	13,064
1,146	ORIX Corp.	18,429
845	Sekisui House Ltd.	17,079
583	Seven & i Holdings Co. Ltd.	25,067
200	Sony Group Corp.	19,947
183	Taisei Corp.	6,748
479	Toyota Motor Corp.	35,619
300	Yamato Holdings Co. Ltd.	8,468
		442,500
Netherlands 1.5%
77	Akzo Nobel NV	9,250
63	ASML Holding NV	40,991
1,907	Koninklijke Ahold Delhaize NV	51,333
1,544	Koninklijke KPN NV	5,320
278	Koninklijke Philips NV	15,669	*
216	NN Group NV	10,795
264	Wolters Kluwer NV	23,887
		157,245
New Zealand 0.1%
582	Fisher and Paykel Healthcare Corp. Ltd.	14,972

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Norway 0.2%
1,056	DNB ASA	$22,715
Singapore 0.1%
1,180	Singapore Exchange Ltd.	9,266
Spain 0.6%
2,179	Banco Bilbao Vizcaya Argentaria SA	12,235	*
5,214	CaixaBank SA	16,718
487	Endesa SA	12,799
549	Iberdrola SA	7,416
661	Red Electrica Corp. SA	12,139
		61,307
Sweden 0.8%
70	Atlas Copco AB, A Shares	4,242
109	Evolution Gaming Group AB	21,528	(c)
486	Husqvarna AB, B Shares	6,766
1,963	Skandinaviska Enskilda Banken AB Class A	25,194
412	Skanska AB, B Shares	11,174
550	Svenska Handelsbanken AB, A Shares	6,379
2,805	Telia Co. AB	11,610
		86,893
Switzerland 1.8%
2	Chocoladefabriken Lindt & Spruengli AG	18,549
222	Coca-Cola HBC AG	7,671
43	Geberit AG	28,270
62	Kuehne & Nagel International AG	18,534
228	Logitech International SA	25,565
123	Nestle SA	14,664
168	Roche Holding AG	54,746
25	Swisscom AG	13,559
271	UBS Group AG	4,132
		185,690
United Kingdom 1.6%
218	Ashtead Group PLC	14,003
9,996	Barclays PLC	24,228
306	Bunzl PLC	9,834
797	Diageo PLC	35,784
1,737	Direct Line Insurance Group PLC	6,839
202	Intertek Group PLC	17,123
2,037	J Sainsbury PLC	6,687
2,700	Kingfisher PLC	13,323	*
550	Mondi PLC	14,926
80	Next PLC	8,620	*
187	Persimmon PLC	8,088
161	Schroders PLC	8,022
45	Unilever PLC	2,630
		170,107
United States 40.2%
89	3M Co.	17,545
201	Abbott Laboratories	24,136
284	AbbVie, Inc.	31,666
265	Accenture PLC Class A	76,842
438	Activision Blizzard, Inc.	39,941
28	Adobe, Inc.	14,233	*
NUMBER OF SHARES		VALUE
399	Aflac, Inc.	$21,438
137	Agilent Technologies, Inc.	18,309
275	Allstate Corp.	34,870
85	Alphabet, Inc. Class A	200,047	*
39	Amazon.com, Inc.	135,229	*
176	Ameriprise Financial, Inc.	45,478
266	Amphenol Corp. Class A	17,912
62	Anthem, Inc.	23,522
2,304	Apple, Inc.	302,884	(d)
189	Applied Materials, Inc.	25,082
22	Berkshire Hathaway, Inc. Class B	6,049	*
20	BlackRock, Inc.	16,386
240	Blackstone Group, Inc.	21,238
160	Booz Allen Hamilton Holding Corp.	13,272
111	Bristol-Myers Squibb Co.	6,929
78	Broadcom, Inc.	35,584
395	CBRE Group, Inc. Class A	33,654	*
1,048	Cisco Systems, Inc.	53,354
485	Citigroup, Inc.	34,551
225	Citizens Financial Group, Inc.	10,413
447	Cognizant Technology Solutions Corp. Class A	35,939
473	Colgate-Palmolive Co.	38,171
1,438	Comcast Corp. Class A	80,744
174	Comerica, Inc.	13,078
368	Conagra Brands, Inc.	13,649
325	CSX Corp.	32,744
92	Cummins, Inc.	23,188
257	D.R. Horton, Inc.	25,261
28	Danaher Corp.	7,110
28	Deere & Co.	10,384
83	Dominion Energy, Inc.	6,632
60	Dover Corp.	8,951
192	DraftKings, Inc. Class A	10,879	*
159	Eastman Chemical Co.	18,347
790	eBay, Inc.	44,074
332	Electronic Arts, Inc.	47,171
169	Eli Lilly & Co.	30,888
524	Emerson Electric Co.	47,417
356	EOG Resources, Inc.	26,216
33	Etsy, Inc.	6,560	*
40	Everest Re Group Ltd.	11,078
172	Exelon Corp.	7,730
108	Expedia Group, Inc.	19,033	*
95	Extra Space Storage, Inc.	14,126
51	Facebook, Inc. Class A	16,579	*
35	Ferguson PLC	4,414
171	Fortune Brands Home & Security, Inc.	17,952
364	Fox Corp. Class A	13,621
344	Franklin Resources, Inc.	10,320
250	Gaming and Leisure Properties, Inc.	11,622
472	General Mills, Inc.	28,726
62	Goldman Sachs Group, Inc.	21,604
222	Hartford Financial Services Group, Inc.	14,643
61	Home Depot, Inc.	19,744
79	Honeywell International, Inc.	17,620
80	Humana, Inc.	35,619
21	IDEXX Laboratories, Inc.	11,529	*
184	Illinois Tool Works, Inc.	42,405
441	Intel Corp.	25,371

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
295	International Paper Co.	$17,110
444	Interpublic Group of Cos., Inc.	14,097
81	Intuit, Inc.	33,385
338	Iron Mountain, Inc.	13,561
126	J.M. Smucker Co.	16,505
498	Johnson & Johnson	81,040
294	JPMorgan Chase & Co.	45,220
2,279	Kinder Morgan, Inc.	38,857
67	KLA Corp.	21,128
738	Kroger Co.	26,966
104	Lockheed Martin Corp.	39,578
12	Lowe's Cos., Inc.	2,355
81	Lululemon Athletica, Inc.	27,157	*
278	Masco Corp.	17,759
87	MasterCard, Inc. Class A	33,239
132	Medtronic PLC	17,281
156	MetLife, Inc.	9,926
1,044	Microsoft Corp.	263,276
721	Morgan Stanley	59,519
215	Motorola Solutions, Inc.	40,484
324	Newmont Corp.	20,221
289	NextEra Energy, Inc.	22,400
62	NIKE, Inc. Class B	8,222
50	OGE Energy Corp.	1,678
139	ONEOK, Inc.	7,275
461	Oracle Corp.	34,939
99	Packaging Corp. of America	14,617
100	PerkinElmer, Inc.	12,963
100	PPG Industries, Inc.	17,124
692	Procter & Gamble Co.	92,327
109	Progressive Corp.	10,981
78	Prologis, Inc.	9,089
572	Public Service Enterprise Group, Inc.	36,127
43	Public Storage	12,090
111	QUALCOMM, Inc.	15,407
161	Quest Diagnostics, Inc.	21,233
NUMBER OF SHARES		VALUE
139	Raymond James Financial, Inc.	$18,178
50	Reliance Steel & Aluminum Co.	8,015
106	ResMed Inc.	19,925
132	Robert Half International, Inc.	11,564
105	RPM International, Inc.	9,958
20	S&P Global, Inc.	7,808
180	Sempra Energy	24,763
45	Sherwin-Williams Co.	12,324
209	Skyworks Solutions, Inc.	37,898
62	Snap-on, Inc.	14,731
81	STERIS PLC	17,093
359	Synchrony Financial	15,703
105	T. Rowe Price Group, Inc.	18,816
239	Target Corp.	49,535	(d)
161	TE Connectivity Ltd.	21,650
156	Tesla, Inc.	110,673	*
403	Texas Instruments, Inc.	72,746
173	Thermo Fisher Scientific, Inc.	81,350
348	TJX Cos., Inc.	24,708
104	Travelers Cos., Inc.	16,085
204	Tyson Foods, Inc. Class A	15,800
240	UGI Corp.	10,490
280	Union Pacific Corp.	62,185
32	United Parcel Service, Inc. Class B	6,523
172	UnitedHealth Group, Inc.	68,594
47	Vail Resorts, Inc.	15,282	*
1,065	Verizon Communications, Inc.	61,546
95	Visa, Inc. Class A	22,188
10	W.W. Grainger, Inc.	4,335
84	West Pharmaceutical Services, Inc.	27,596
852	Weyerhaeuser Co.	33,032
1,512	Williams Cos., Inc.	36,832
85	Zoetis, Inc.	14,708
		4,259,473
Total Common Stocks (Cost $5,519,231)		6,381,108
PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 5.9%
$35,000	U.S. Treasury Bill, 0.10%, due 5/20/2021	35,000	(e)
	U.S. Treasury Bonds
60,000	1.13%, due 5/15/2040	50,187
5,000	2.75%, due 8/15/2042	5,479
100,000	2.88%, due 8/15/2045-5/15/2049	111,729
95,000	3.00%, due 2/15/2047	108,545
110,000	1.25%, due 5/15/2050	85,349
35,000	1.38%, due 8/15/2050	28,060
155,000	1.63%, due 11/15/2050	132,598
42,655	U.S. Treasury Inflation-Indexed Bond, 1.00%, due 2/15/2048	53,970	(f)
20,000	U.S. Treasury Notes, 1.13%, due 2/15/2031	19,100
	Total U.S. Treasury Obligations (Cost $682,881)	630,017

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 1.6%
$80,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	$116,566
70,000	Freddie Mac Strips, 0.00%, due 3/15/2031	57,958	(m)
	Total U.S. Government Agency Securities (Cost $163,928)	174,524
Corporate Bonds 10.6%
Belgium 0.3%
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	5,766
20,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	23,894
		29,660
Canada 0.3%
	Canadian Natural Resources Ltd.
5,000	4.95%, due 6/1/2047	5,927
10,000	2.95%, due 7/15/2030	10,111
10,000	Rogers Communications, Inc., 4.35%, due 5/1/2049	11,111
5,000	Suncor Energy, Inc., 3.75%, due 3/4/2051	5,001
		32,150
France 0.1%
10,000	Total Capital International SA, 3.13%, due 5/29/2050	9,592
Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	5,605	(g)
Netherlands 0.1%
5,000	Shell Int'l Finance BV, 4.00%, due 5/10/2046	5,616
United Kingdom 0.5%
10,000	AstraZeneca PLC, 2.13%, due 8/6/2050	8,109
	BAT Capital Corp.
5,000	4.54%, due 8/15/2047	4,925
10,000	2.73%, due 3/25/2031	9,588
10,000	BP Capital PLC, 4.88%, due 3/22/2030	10,735	(h)(i)
15,000	Natwest Group PLC, 3.03%, due 11/28/2035	14,626	(i)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	11,120
		59,103
United States 9.2%
10,000	7-Eleven, Inc., 2.50%, due 2/10/2041	9,101	(g)
5,000	Abbott Laboratories, 4.75%, due 4/15/2043	6,390
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	11,166
10,000	4.45%, due 5/14/2046	11,587
5,000	Allstate Corp., 4.20%, due 12/15/2046	5,897
10,000	Altria Group, Inc., 3.88%, due 9/16/2046	9,476
5,000	American Water Capital Corp., 4.15%, due 6/1/2049	5,793

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$10,000	Amgen, Inc., 4.40%, due 5/1/2045	$11,596
10,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	10,358
10,000	Apple, Inc., 3.75%, due 11/13/2047	11,324
5,000	Aqua America, Inc., 4.28%, due 5/1/2049	5,734
	AT&T, Inc.
10,000	3.50%, due 6/1/2041	9,848
10,000	4.50%, due 3/9/2048	10,969
10,000	3.65%, due 6/1/2051	9,618
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	9,549
	Bank of America Corp.
10,000	4.24%, due 4/24/2038	11,563	(i)
10,000	4.08%, due 3/20/2051	11,227	(i)
10,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	11,891
	Boeing Co.
10,000	3.25%, due 2/1/2035	9,857
5,000	5.81%, due 5/1/2050	6,419
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	4,427
5,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	5,933
	Broadcom, Inc.
5,000	5.00%, due 4/15/2030	5,751
5,000	4.30%, due 11/15/2032	5,519
15,000	3.75%, due 2/15/2051	14,489	(g)
5,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	5,904
10,000	Carrier Global Corp., 2.70%, due 2/15/2031	10,107
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	16,519
10,000	Cigna Corp., 4.80%, due 8/15/2038	12,076
5,000	Citigroup, Inc., 3.98%, due 3/20/2030	5,577	(i)
10,000	Coca-Cola Co., 2.50%, due 3/15/2051	8,922
	Comcast Corp.
10,000	4.65%, due 7/15/2042	12,285
10,000	4.00%, due 8/15/2047	11,311
5,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	5,489
10,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	10,557
	Crown Castle Int'l Corp.
5,000	2.90%, due 4/1/2041	4,654
5,000	5.20%, due 2/15/2049	6,198
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	9,225
10,000	5.05%, due 3/25/2048	12,297
	Diamondback Energy, Inc.
10,000	3.50%, due 12/1/2029	10,471
5,000	4.40%, due 3/24/2051	5,249
5,000	Discovery Communications LLC, 4.65%, due 5/15/2050	5,538
5,000	Duke Energy Corp., 3.75%, due 9/1/2046	5,164
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	8,802
10,000	Entergy Arkansas LLC, 2.65%, due 6/15/2051	9,118
10,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	10,275
10,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	9,214
5,000	Exelon Corp., 4.70%, due 4/15/2050	6,066
10,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	11,433
	Fox Corp.
5,000	5.48%, due 1/25/2039	6,270
5,000	5.58%, due 1/25/2049	6,420
15,000	General Electric Capital Corp., 5.88%, due 1/14/2038	19,631
5,000	General Electric Co., 4.35%, due 5/1/2050	5,567
5,000	General Motors Co., 5.00%, due 4/1/2035	5,870
15,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	16,955	(i)

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$5,000	HCA, Inc., 5.25%, due 6/15/2049	$6,148
5,000	Healthpeak Properties, Inc., 2.88%, due 1/15/2031	5,180
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	5,277
5,000	Intel Corp., 3.25%, due 11/15/2049	5,073
5,000	Intercontinental Exchange, Inc., 3.00%, due 9/15/2060	4,506
	JPMorgan Chase & Co.
10,000	5.40%, due 1/6/2042	13,235
10,000	4.03%, due 7/24/2048	11,179	(i)
5,000	3.33%, due 4/22/2052	5,001	(i)
10,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	12,206
10,000	Kraft Heinz Foods Co., 5.00%, due 7/15/2035	11,679
5,000	Kroger Co., 5.40%, due 1/15/2049	6,523
5,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	4,761
5,000	Lowe's Cos., Inc., 3.00%, due 10/15/2050	4,718
5,000	LYB Int'l Finance BV, 4.88%, due 3/15/2044	5,951
5,000	LYB Int'l Finance III LLC, 4.20%, due 5/1/2050	5,465
	Magellan Midstream Partners L.P.
10,000	3.25%, due 6/1/2030	10,610
5,000	3.95%, due 3/1/2050	5,074
5,000	Masco Corp., 4.50%, due 5/15/2047	5,837
10,000	McDonald's Corp., 3.63%, due 9/1/2049	10,508
15,000	MDC Holdings, Inc., 2.50%, due 1/15/2031	14,496
5,000	MetLife, Inc., 4.88%, due 11/13/2043	6,416
10,000	Microsoft Corp., 2.68%, due 6/1/2060	9,238
5,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	5,914
	Morgan Stanley
5,000	4.30%, due 1/27/2045	5,898
10,000	4.38%, due 1/22/2047	12,047
	MPLX L.P.
5,000	2.65%, due 8/15/2030	4,937
5,000	5.50%, due 2/15/2049	6,078
5,000	Nasdaq, Inc., 2.50%, due 12/21/2040	4,514
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	9,908
5,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	5,506
	Oracle Corp.
10,000	4.00%, due 7/15/2046	10,443
5,000	3.60%, due 4/1/2050	4,931
5,000	3.95%, due 3/25/2051	5,202
	Pacific Gas and Electric Co.
5,000	4.30%, due 3/15/2045	4,803
10,000	3.50%, due 8/1/2050	8,660
10,000	Pacific LifeCorp., 3.35%, due 9/15/2050	9,949	(g)
10,000	Pfizer, Inc., 2.70%, due 5/28/2050	9,338
10,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	10,137
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	5,840
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	5,819
10,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	9,552	(g)
	Southern California Edison Co.
5,000	Ser. B, 4.88%, due 3/1/2049	5,923
10,000	Ser. 20A, 2.95%, due 2/1/2051	9,069
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	10,053
10,000	Starbucks Corp., 3.50%, due 11/15/2050	10,203
5,000	Sysco Corp., 6.60%, due 4/1/2050	7,438
	T-Mobile USA, Inc.
10,000	4.38%, due 4/15/2040	11,097	(g)
10,000	4.50%, due 4/15/2050	11,278	(g)
5,000	Union Pacific Corp., 3.80%, due 10/1/2051	5,412

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$5,000	United Technologies Corp., 4.50%, due 6/1/2042	$5,996
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	5,860
10,000	Upjohn, Inc., 3.85%, due 6/22/2040	10,184	(g)
	Verizon Communications, Inc.
5,000	3.40%, due 3/22/2041	5,122
10,000	4.13%, due 8/15/2046	11,189
10,000	3.70%, due 3/22/2061	10,115
10,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	11,151
5,000	Visa, Inc., 4.30%, due 12/14/2045	6,153
10,000	Walt Disney Co., 4.70%, due 3/23/2050	12,648
	Wells Fargo & Co.
10,000	3.07%, due 4/30/2041	9,874	(i)
10,000	5.01%, due 4/4/2051	12,984	(i)
		978,952
	Total Corporate Bonds (Cost $1,159,248)	1,120,678
NUMBER OF SHARES
Exchange-Traded Funds 17.6%
32,263	iShares Core International Aggregate Bond ETF	1,769,303
3,074	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	95,632
	Total Exchange-Traded Funds (Cost $1,882,990)	1,864,935
	Total Purchased Options(j) 0.0%(b) (Cost $3,768)	1,912
Short-Term Investments 3.1%
Investment Companies 3.1%
325,983	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k) (Cost $325,983)	325,983	(d)
	Total Investments 99.1% (Cost $9,738,029)	10,499,157
	Other Assets Less Liabilities 0.9%	88,629	(l)
	Net Assets 100.0%	$10,587,786

*  Non-income producing security.

(a)  Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)  Represents less than 0.05% of net assets of the Fund.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2021 amounted to $29,512, which represents 0.3% of net assets of the Fund.

(d)  All or a portion of this security is segregated in connection with obligations for options written, swaps, futures and/or forward foreign currency contracts with a total value of $678,402.

(e)  Rate shown was the discount rate at the date of purchase.

(f)  Index-linked bond whose principal amount adjusts according to a government retail price index.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(g)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $81,255, which represents 0.8% of net assets of the Fund.

(h)  Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

(i)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(j)  See "Purchased option contracts" under Derivative Instruments.

(k)  Represents 7-day effective yield as of April 30, 2021.

(l)  Includes the impact of the Fund's open positions in derivatives at April 30, 2021.

(m)  Principal only security. This security entitles the holder to receive principal payments from a underlying pool of assets or on the security itself.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Exchange-Traded Funds*	$1,864,935	17.6%
U.S. Treasury Obligations	630,017	5.9%
Banks	460,363	4.3%
Software	417,058	3.9%
Technology Hardware, Storage & Peripherals	337,722	3.2%
Pharmaceuticals	329,959	3.1%
Insurance	275,441	2.6%
Semiconductors & Semiconductor Equipment	274,207	2.6%
Capital Markets	255,266	2.4%
IT Services	239,292	2.3%
Interactive Media & Services	223,945	2.1%
Internet & Direct Marketing Retail	209,428	2.0%
Oil, Gas & Consumable Fuels	207,278	2.0%
Media	200,770	1.9%
Health Care Equipment & Supplies	195,248	1.8%
Health Care Providers & Services	179,076	1.7%
Automobiles	177,982	1.7%
U.S. Government Agency Securities	174,524	1.6%
Metals & Mining	142,581	1.3%
Food & Staples Retailing	139,207	1.3%
Household Products	130,498	1.2%
Food Products	126,477	1.2%
Electric	124,991	1.2%
Life Sciences Tools & Services	112,622	1.1%
Chemicals	111,297	1.1%
Diversified Telecommunication Services	106,136	1.0%
Equity Real Estate Investment Trusts	105,349	1.0%
Textiles, Apparel & Luxury Goods	104,087	1.0%
Machinery	103,901	1.0%
Telecommunications	101,467	1.0%
Road & Rail	94,929	0.9%
Communications Equipment	93,838	0.9%
Electrical Equipment	93,032	0.9%
Beverages	92,594	0.9%
Entertainment	91,127	0.9%
Building Products	84,047	0.8%
Oil & Gas	78,562	0.7%
Real Estate Management & Development	77,930	0.7%
Household Durables	77,141	0.7%
Trading Companies & Distributors	75,894	0.7%
Biotechnology	73,285	0.7%
Aerospace & Defense	72,430	0.7%
Electric Utilities	72,146	0.7%
Multi-Utilities	67,522	0.6%
Hotels, Restaurants & Leisure	66,722	0.6%
Professional Services	65,846	0.6%
Specialty Retail	60,130	0.6%
Pipelines	58,256	0.6%
Multiline Retail	58,155	0.5%
Air Freight & Logistics	51,364	0.5%
Electronic Equipment, Instruments & Components	45,912	0.4%
Wireless Telecommunication Services	40,928	0.4%
Retail	39,807	0.4%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Industry	Investments at Value	Percentage of Net Assets
Diversified Financial Services	$39,651	0.4%
Industrial Conglomerates	35,165	0.3%
Containers & Packaging	31,727	0.3%
Food	31,245	0.3%
Marine	30,972	0.3%
Semiconductors	30,832	0.3%
Auto Components	27,636	0.3%
Miscellaneous Manufacturers	25,198	0.2%
Agriculture	23,989	0.2%
Gas Utilities	21,925	0.2%
Construction & Engineering	20,768	0.2%
Transportation	16,822	0.2%
Real Estate Investment Trusts	16,032	0.2%
Building Materials	15,944	0.2%
Construction Materials	15,761	0.1%
Consumer Finance	15,703	0.1%
Paper & Forest Products	14,926	0.1%
Home Builders	14,496	0.1%
Healthcare—Services	12,008	0.1%
Water	11,527	0.1%
Computers	11,324	0.1%
Healthcare—Products	6,390	0.1%
Auto Manufacturers	5,870	0.1%
Personal Products	2,630	0.0	%(a)
Purchased Options	1,912	0.0	%(a)
Short-Term Investments and Other Assets—Net	414,612	4.0%
	$10,587,786	100.0%

(a)  Represents less than 0.05% of net assets of the Fund.

*  Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund's policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	2	FTSE 100 Index	$191,621	$6,076
Total Long Positions			$191,621	$6,076

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	1	Euro-Bund	$(204,382)	$36
6/2021	1	Euro-Buxl Bond, 30 Year	(242,734)	(48)
6/2021	5	U.S. Treasury Ultra Bond	(929,531)	19,921
Total Short Positions			$(1,376,647)	$19,909
Total Futures				$25,985

At April 30, 2021, the Fund has $53,478 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2021, the average notional value for the months where the Fund had futures outstanding was $160,593 for long positions and $(909,373) for short positions.

Forward foreign currency contracts ("forward FX contracts")

At April 30, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
74,000	GBP	103,314	USD	CITI	7/22/2021	$(1,094)
Total unrealized depreciation						$(1,094)

For the six months ended April 30, 2021, the average notional value for the months where the Fund had forward FX contracts outstanding was $26,851,812.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Total return basket swap contracts ("total return basket swaps")

At April 30, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps—Long(b)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBDE	0.57%	0.45%	1M USD LIBOR	T/1M	8/20/2021	$(15)
GSI	GSCBNBRO	0.56%	0.45%	1M USD LIBOR	T/1M	8/20/2021	4,527
GSI	GSCBNBRO	0.53%	0.45%	1M USD LIBOR	T/1M	8/20/2021	1,346
Total							$5,858

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBDE
Apple Inc.	11	$5,371	$(1)	10.3%
Microsoft Corp.	5	4,877	(1)	9.3%
Amazon.com Inc.	1	3,816	(1)	7.3%
Johnson & Johnson	2	1,103	—	2.1%
Visa Inc.	1	1,019	—	2.0%
UnitedHealth Group Inc.	1	978	—	1.9%
Home Depot Inc./The	1	891	—	1.7%
Mastercard Inc.	1	869	—	1.7%
Procter & Gamble Co./The	2	854	—	1.6%
PayPal Holdings Inc.	1	798	—	1.5%
Adobe Inc.	1	627	—	1.2%
Verizon Communications Inc.	3	619	—	1.2%
AT&T Inc.	5	578	—	1.1%
Cisco Systems Inc./Delaware	3	554	—	1.1%
Abbott Laboratories	1	551	—	1.1%
Pfizer Inc.	4	550	—	1.1%
salesforce.com Inc.	1	541	—	1.0%
Coca-Cola Co./The	3	539	—	1.0%
PepsiCo Inc.	1	512	—	1.0%
AbbVie Inc.	1	507	—	1.0%
Walmart Inc.	1	502	—	1.0%
Thermo Fisher Scientific Inc.	1	490	—	0.9%
Merck & Co Inc.	2	484	—	0.9%
Accenture PLC	1	481	—	0.9%
Medtronic PLC	1	457	—	0.9%
McDonald's Corp.	1	457	—	0.9%
Costco Wholesale Corp.	1	429	—	0.8%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBDE (cont'd)
Danaher Corp.	1	$418	$—	0.8%
NextEra Energy Inc.	1	394	—	0.8%
Philip Morris International Inc.	1	381	—	0.7%
Oracle Corp.	1	377	—	0.7%
Eli Lilly & Co.	1	372	—	0.7%
Lowe's Cos Inc.	1	370	—	0.7%
Bristol-Myers Squibb Co.	2	362	—	0.7%
Amgen Inc.	1	355	—	0.7%
Starbucks Corp.	1	340	—	0.7%
International Business Machines Corp.	1	328	—	0.6%
American Tower Corp.	1	287	—	0.5%
Intuit Inc.	1	281	—	0.5%
Target Corp.	1	270	—	0.5%
Intuitive Surgical Inc.	1	266	—	0.5%
Booking Holdings Inc.	1	266	—	0.5%
CVS Health Corp.	1	259	—	0.5%
ServiceNow Inc.	1	255	—	0.5%
Fidelity National Information Services I	1	246	—	0.5%
Anthem Inc.	1	244	—	0.5%
Cigna Corp.	1	237	—	0.5%
Altria Group Inc.	1	232	—	0.4%
Stryker Corp.	1	225	—	0.4%
TJX Cos Inc./The	1	225	—	0.4%
Other Securities	30	15,802	—	30.2%
		$52,246	$(3)
Accrued Net Interest Receivable/(Payable)			(12)
			$(15)
GSCBNBRO
Kohl's Corp.	12	$2,695	$221	4.9%
Nordstrom Inc.	19	2,634	216	4.8%
Carnival Corp.	18	1,844	151	3.3%
Wells Fargo & Co.	11	1,830	150	3.3%
Norwegian Cruise Line Holdings Ltd.	15	1,780	146	3.2%
Kimco Realty Corp.	22	1,769	145	3.2%
Simon Property Group Inc.	4	1,744	143	3.2%
PVH Corp.	4	1,691	139	3.1%
Zions Bancorp NA	8	1,664	137	3.0%
Ralph Lauren Corp.	3	1,655	136	3.0%
Textron Inc.	7	1,645	135	3.0%
General Electric Co.	34	1,671	137	3.0%
Alaska Air Group Inc.	6	1,632	134	2.9%
CBRE Group Inc.	5	1,627	133	2.9%
American Airlines Group Inc.	20	1,619	133	2.9%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBRO (cont'd)
Regency Centers Corp.	7	$1,575	$129	2.8%
Host Hotels & Resorts Inc.	23	1,540	126	2.8%
United Airlines Holdings Inc.	7	1,479	121	2.7%
Huntington Bancshares Inc./OH	25	1,471	121	2.7%
Southwest Airlines Co.	6	1,469	120	2.7%
Loews Corp.	7	1,448	119	2.6%
SL Green Realty Corp.	5	1,412	116	2.5%
Marriott International Inc./MD	3	1,411	116	2.5%
Federal Realty Investment Trust	3	1,409	116	2.5%
US Bancorp	6	1,408	115	2.5%
Prudential Financial Inc.	4	1,406	115	2.5%
Delta Air Lines Inc.	8	1,384	114	2.5%
Royal Caribbean Cruises Ltd.	4	1,372	112	2.5%
Essex Property Trust Inc.	1	1,336	110	2.4%
Equity Residential	5	1,329	109	2.4%
Boston Properties Inc.	3	1,307	107	2.4%
UDR Inc.	8	1,306	107	2.4%
Boeing Co./The	1	1,301	107	2.3%
Raytheon Technologies Corp.	4	1,252	103	2.3%
Vornado Realty Trust	7	1,249	102	2.3%
		$55,364	$4,541
Accrued Net Interest Receivable/(Payable)			(14)
			$4,527
GSCBNBRO
Kohl's Corp.	12	$2,612	$66	4.9%
Nordstrom Inc.	18	2,553	65	4.8%
Carnival Corp.	17	1,787	45	3.3%
Wells Fargo & Co.	10	1,773	45	3.3%
Norwegian Cruise Line Holdings Ltd.	15	1,725	44	3.2%
Kimco Realty Corp.	22	1,715	44	3.2%
Simon Property Group Inc.	4	1,690	43	3.2%
PVH Corp.	4	1,639	41	3.1%
Zions Bancorp NA	8	1,613	41	3.0%
Ralph Lauren Corp.	3	1,604	41	3.0%
Textron Inc.	6	1,594	41	3.0%
General Electric Co.	33	1,620	41	3.0%
Alaska Air Group Inc.	6	1,581	40	2.9%
CBRE Group Inc.	5	1,577	40	2.9%
American Airlines Group Inc.	19	1,569	40	2.9%
Regency Centers Corp.	6	1,526	39	2.8%
Host Hotels & Resorts Inc.	22	1,492	38	2.8%
United Airlines Holdings Inc.	7	1,433	36	2.7%
Huntington Bancshares Inc./OH	25	1,426	36	2.7%
Southwest Airlines Co.	6	1,424	36	2.7%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBRO (cont'd)
Loews Corp.	7	$1,404	$36	2.6%
SL Green Realty Corp.	5	1,368	35	2.5%
Marriott International Inc./MD	2	1,367	35	2.5%
Federal Realty Investment Trust	3	1,366	35	2.5%
US Bancorp	6	1,365	34	2.5%
Prudential Financial Inc.	4	1,363	34	2.5%
Delta Air Lines Inc.	8	1,342	34	2.5%
Royal Caribbean Cruises Ltd.	4	1,330	34	2.5%
Essex Property Trust Inc.	1	1,295	33	2.4%
Equity Residential	5	1,289	33	2.4%
Boston Properties Inc.	3	1,267	32	2.4%
UDR Inc.	7	1,266	32	2.4%
Boeing Co./The	1	1,261	32	2.3%
Raytheon Technologies Corp.	4	1,213	30	2.3%
Vornado Realty Trust	7	1,211	30	2.3%
		$53,660	$1,361
Accrued Net Interest Receivable/(Payable)			(15)
			$1,346
Total Return Basket Swaps—Long, at value			$5,858

Over-the-counter total return basket swaps—Short(c)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBST	0.11%	—%	1M USD LIBOR	1M/T	8/20/2021	$1,492
GSI	GSCBNBST	0.11%	—%	1M USD LIBOR	1M/T	8/20/2021	773
GSI	GSSBCYCL	0.12%	—%	1M USD LIBOR	1M/T	8/20/2021	(384)
Total							$1,881

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST
Cloudflare Inc.	(12)	$(2,199)	$64	4.3%
Roku Inc,	(3)	(2,132)	63	4.2%
Target Corp.	(4)	(1,637)	48	3.2%
Peloton Interactive Inc.	(7)	(1,497)	44	2.9%
Twitter Inc.	(12)	(1,453)	43	2.9%
Altice USA Inc.	(18)	(1,436)	42	2.8%
Slack Technologies Inc.	(15)	(1,400)	41	2.8%
Constellation Brands Inc.	(2)	(1,303)	38	2.6%
STERIS PLC	(3)	(1,297)	38	2.6%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST (cont'd)
Zoom Video Communications Inc.	(2)	$(1,227)	$36	2.4%
NetEase Inc.	(5)	(1,202)	35	2.4%
CVS Health Corp.	(7)	(1,184)	35	2.3%
Shopify Inc.	—	(1,174)	34	2.3%
Charter Communications Inc.	(1)	(1,167)	34	2.3%
Advanced Micro Devices Inc.	(6)	(1,147)	34	2.3%
Intel Corp.	(9)	(1,125)	33	2.2%
RingCentral Inc.	(2)	(1,113)	33	2.2%
Amazon.com Inc.	—	(1,105)	32	2.2%
DocuSign Inc.	(2)	(1,101)	32	2.2%
Costco Wholesale Corp.	(1)	(1,101)	32	2.2%
Dollar General Corp.	(2)	(1,096)	32	2.2%
Activision Blizzard Inc.	(5)	(1,083)	32	2.1%
Zynga Inc.	(45)	(1,079)	32	2.1%
Take-Two Interactive Software Inc.	(3)	(1,068)	31	2.1%
Domino's Pizza Inc.	(1)	(1,051)	31	2.1%
AT&T Inc.	(15)	(1,040)	31	2.0%
Walmart Inc.	(3)	(1,034)	30	2.0%
Kroger Co./The	(12)	(1,019)	30	2.0%
Electronic Arts Inc.	(3)	(1,012)	30	2.0%
Keurig Dr Pepper Inc.	(13)	(1,010)	30	2.0%
Netflix Inc.	(1)	(1,004)	29	2.0%
BJ's Wholesale Club Holdings Inc.	(10)	(991)	29	2.0%
Verizon Communications Inc.	(7)	(985)	29	1.9%
Conagra Brands Inc.	(12)	(973)	29	1.9%
Campbell Soup Co.	(9)	(935)	27	1.8%
Grubhub Inc.	(6)	(929)	27	1.8%
General Mills Inc.	(7)	(920)	27	1.8%
Akamai Technologies Inc.	(4)	(919)	27	1.8%
Spotify Technology SA	(2)	(896)	26	1.8%
Kellogg Co.	(6)	(865)	25	1.7%
Citrix Systems Inc.	(3)	(845)	25	1.7%
Teladoc Health Inc.	(2)	(785)	23	1.5%
Fastly Inc.	(5)	(773)	23	1.5%
Clorox Co./The	(2)	(772)	23	1.5%
Interactive Brokers Group Inc.	(4)	(711)	21	1.4%
		$(50,795)	$1,490
Accrued Net Interest Receivable/(Payable)			2
			$1,492
See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST
Cloudflare Inc	(12)	$(2,191)	$33	4.3%
Roku Inc	(3)	(2,125)	32	4.2%
Target Corp	(3)	(1,632)	25	3.2%
Peloton Interactive Inc	(7)	(1,492)	23	2.9%
Twitter Inc	(12)	(1,448)	22	2.9%
Altice USA Inc	(18)	(1,431)	22	2.8%
Slack Technologies Inc	(15)	(1,395)	21	2.8%
Constellation Brands Inc	(2)	(1,298)	20	2.6%
STERIS PLC	(3)	(1,293)	20	2.6%
Zoom Video Communications Inc	(2)	(1,223)	18	2.4%
NetEase Inc	(5)	(1,198)	18	2.4%
CVS Health Corp	(7)	(1,180)	18	2.3%
Shopify Inc	—	(1,170)	18	2.3%
Charter Communications Inc	(1)	(1,163)	18	2.3%
Advanced Micro Devices Inc	(6)	(1,143)	17	2.3%
Intel Corp	(9)	(1,121)	17	2.2%
RingCentral Inc	(1)	(1,109)	17	2.2%
Amazon.com Inc	—	(1,101)	17	2.2%
DocuSign Inc	(2)	(1,097)	17	2.2%
Costco Wholesale Corp	(1)	(1,097)	17	2.2%
Dollar General Corp	(2)	(1,093)	17	2.2%
Activision Blizzard Inc	(5)	(1,079)	16	2.1%
Zynga Inc	(45)	(1,076)	16	2.1%
Take-Two Interactive Software Inc	(3)	(1,064)	16	2.1%
Domino's Pizza Inc	(1)	(1,047)	16	2.1%
AT&T Inc	(15)	(1,036)	16	2.0%
Walmart Inc	(3)	(1,030)	16	2.0%
Kroger Co/The	(12)	(1,016)	15	2.0%
Electronic Arts Inc	(3)	(1,008)	15	2.0%
Keurig Dr Pepper Inc	(13)	(1,006)	15	2.0%
Netflix Inc	(1)	(1,001)	15	2.0%
BJ's Wholesale Club Holdings Inc	(10)	(987)	15	2.0%
Verizon Communications Inc	(8)	(982)	15	1.9%
Conagra Brands Inc	(12)	(969)	15	1.9%
Campbell Soup Co	(9)	(932)	14	1.8%
Grubhub Inc	(6)	(926)	14	1.8%
General Mills Inc	(7)	(918)	14	1.8%
Akamai Technologies Inc	(4)	(916)	14	1.8%
Spotify Technology SA	(2)	(894)	13	1.8%
Kellogg Co	(6)	(862)	13	1.7%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST (cont'd)
Citrix Systems Inc	(3)	$(843)	$13	1.7%
Teladoc Health Inc	(2)	(783)	12	1.5%
Fastly Inc	(5)	(770)	12	1.5%
Clorox Co/The	(2)	(769)	12	1.5%
Interactive Brokers Group Inc	(4)	(708)	11	1.4%
		$(50,622)	$770
Accrued Net Interest Receivable/(Payable)			3
			$773
GSSBCYCL
Facebook Inc.	(2)	$(2,806)	$(21)	5.3%
Alphabet Inc.	(1)	(2,555)	(19)	4.9%
Tesla Inc.	(1)	(2,061)	(15)	3.9%
Berkshire Hathaway Inc.	(2)	(1,984)	(15)	3.8%
JPMorgan Chase & Co.	(3)	(1,738)	(13)	3.3%
NVIDIA Corp.	(1)	(1,351)	(10)	2.6%
Walt Disney Co./The	(2)	(1,250)	(9)	2.4%
Bank of America Corp.	(7)	(1,133)	(8)	2.2%
Comcast Corp.	(4)	(931)	(7)	1.8%
Exxon Mobil Corp.	(4)	(906)	(7)	1.7%
Intel Corp.	(4)	(850)	(6)	1.6%
Netflix Inc.	(1)	(825)	(6)	1.6%
Chevron Corp.	(2)	(744)	(6)	1.4%
Wells Fargo & Co.	(4)	(688)	(5)	1.3%
Broadcom Inc.	(1)	(665)	(5)	1.3%
NIKE Inc.	(1)	(611)	(4)	1.2%
Texas Instruments Inc.	(1)	(599)	(4)	1.1%
Honeywell International Inc.	(1)	(585)	(4)	1.1%
QUALCOMM Inc.	(1)	(566)	(4)	1.1%
Union Pacific Corp.	(1)	(551)	(4)	1.0%
Citigroup Inc.	(2)	(550)	(4)	1.0%
Linde PLC	(1)	(546)	(4)	1.0%
United Parcel Service Inc.	(1)	(533)	(4)	1.0%
Boeing Co./The	(1)	(474)	(3)	0.9%
Raytheon Technologies Corp.	(1)	(471)	(3)	0.9%
Caterpillar Inc.	(1)	(462)	(3)	0.9%
Morgan Stanley	(1)	(461)	(3)	0.9%
Applied Materials Inc.	(1)	(430)	(3)	0.8%
General Electric Co.	(9)	(427)	(3)	0.8%
Deere & Co.	(1)	(427)	(3)	0.8%
BlackRock Inc.	—	(423)	(3)	0.8%
3M Co.	(1)	(422)	(3)	0.8%
Charles Schwab Corp./The	(1)	(390)	(3)	0.7%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSSBCYCL (cont'd)
American Express Co.	(1)	$(376)	$(3)	0.7%
Advanced Micro Devices Inc.	(1)	(358)	(3)	0.7%
Charter Communications Inc.	—	(352)	(3)	0.7%
S&P Global Inc.	(1)	(347)	(3)	0.7%
Lockheed Martin Corp.	(1)	(342)	(3)	0.7%
Micron Technology Inc.	(1)	(341)	(3)	0.6%
Lam Research Corp.	—	(321)	(2)	0.6%
Truist Financial Corp.	(1)	(299)	(2)	0.6%
US Bancorp	(1)	(299)	(2)	0.6%
PNC Financial Services Group Inc./The	(1)	(293)	(2)	0.6%
CSX Corp.	(1)	(287)	(2)	0.5%
Chubb Ltd.	(1)	(287)	(2)	0.5%
CME Group Inc.	(1)	(268)	(2)	0.5%
General Motors Co.	(1)	(268)	(2)	0.5%
Norfolk Southern Corp.	(1)	(264)	(2)	0.5%
FedEx Corp.	(1)	(263)	(2)	0.5%
ConocoPhillips	(1)	(261)	(2)	0.5%
Other Securities	(56)	(17,926)	(134)	34.1%
		$(52,567)	$(388)
Accrued Net Interest Receivable/(Payable)			4
			$(384)
Total Return Basket Swaps—Short, at value			$1,881

(b)  The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(d)  Effective rate at April 30, 2021.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Total return swap contracts ("total return swaps")

At April 30, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(c)		Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	Bloomberg Commodity Index	USD	57,108	7/12/2021	0.09	%(d)	—%	N/A	T/T	$5,821	$(14)	$5,807
JPM	iShares Russell 1000 Value ETF	USD	57,663	7/7/2021	0.19%		0.08%	1 USD LIBORM	T/1M	6,696	(5)	6,691
GSI	Vaneck Vectors Semiconductor ETF	USD	52,974	7/12/2021	0.11%		—%	1 USD LIBORM	T/1M	1,740	(3)	1,737
Total										$14,257	$(22)	$14,235

Over-the-counter total return swaps—Short(b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	Invesco QQQ Trust Series 1	USD	(56,782)	7/12/2021	0.16%	0.05%	1 USD LIBORM	1M/T	$(4,152)	$4	$(4,148)
JPM	iShares Russell 1000 Growth ETF	USD	(55,325)	7/7/2021	0.09%	(0.02)%	1 USD LIBORM	1M/T	(4,025)	2	(4,023)
Total									$(8,177)	$6	$(8,171)

(a)  The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.

(b)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

(c)  Effective rate at April 30, 2021.

(d)  Fixed Financing cost.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

For the six months period ended April 30, 2021, the average notional value for the months where the Fund had total return basket swaps and total return swaps outstanding was $237,048 for long positions and $(199,549) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2021, the Fund had outstanding options purchased as follows:

Description	Notional Amount		Exercise Price		Expiration Date	Value
Put
Foreign Exchange JPY vs. AUD(a)	AUD	163,000	JPY	82.5	6/16/2021	$719
Call
Foreign Exchange USD vs. EUR(a)	EUR	803,240		$1.25	7/19/2021	$1,193
Total options purchased (cost $3,768)						$1,912

(a)  Over-the-counter option. Counterparty is GSI.

Written option contracts ("options written")

At April 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Put
SPDR S&P 500 ETF Trust(a)	3		$(125,190)		$385	9/17/2021	$(3,005)
Call
SPDR S&P 500 ETF Trust(a)	3		$(125,190)		$430	9/17/2021	$(2,853)
Foreign Exchange JPY vs. AUD(a)	N/A	AUD	(163,000)	JPY	86	6/16/2021	(575)
Total Calls							$(3,428)
Total options written (premium received $7,345)							$(6,433)

(a)  Over-the-counter option. Counterparty is GSI.

For the six months ended April 30, 2021, average market value for the months where the Fund had options purchased and options written outstanding was $5,016 and $(16,312), respectively.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Denmark	$—	$57,474	$—	$57,474
Other Common Stocks(a)	6,323,634	—	—	6,323,634
Total Common Stocks	6,323,634	57,474	—	6,381,108
U.S. Treasury Obligations	—	630,017	—	630,017
U.S. Government Agency Securities	—	174,524	—	174,524
Corporate Bonds(a)	—	1,120,678	—	1,120,678
Exchange-Traded Funds	1,864,935	—	—	1,864,935
Short-Term Investments	—	325,983	—	325,983
Options Purchased(b)(d)	—	1,912	—	1,912
Total Investments	$8,188,569	$2,310,588	$—	$10,499,157

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)  The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.

(d)  At the beginning of the year, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 investments in options purchased at April 30, 2021.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$26,033	$—	$—	$26,033
Liabilities	(48)	—	—	(48)
Forward FX Contracts(a)
Liabilities	—	(1,094)	—	(1,094)
Swaps
Assets	—	22,373	—	22,373
Liabilities	—	(8,570)	—	(8,570)
Options Written
Liabilities	—	(6,433)	—	(6,433)
Total	$25,985	$6,276	$—	$32,261

(a)  Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2021
Other Financial Instruments
Options Written(c)	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—
Total	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—

(c)  At the beginning of the year, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 derivative investments at April 30, 2021.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) April 30, 2021

NUMBER OF SHARES		VALUE
Long Positions 96.4%
Common Stocks 81.1%
Aerospace & Defense 1.1%
137,300	Kratos Defense & Security Solutions, Inc.	$3,671,402	*
231,100	L3Harris Technologies, Inc.	48,353,053
		52,024,455
Air Freight & Logistics 0.5%
77,500	FedEx Corp.	22,499,025
Banks 2.3%
855,000	Citigroup, Inc.	60,910,200
327,100	JPMorgan Chase & Co.	50,311,251
		111,221,451
Beverages 1.6%
2,189,200	Keurig Dr Pepper, Inc.	78,482,820
Capital Markets 5.0%
100,000	Apollo Global Management, Inc.	5,537,000
29,000	BlackRock, Inc.	23,759,700	(a)
750,400	Blackstone Group, Inc.	66,402,896
1,124,100	Brookfield Asset Management, Inc. Class A	51,236,478
298,500	CME Group, Inc.	60,294,015	(a)
380,000	Tradeweb Markets, Inc. Class A	30,886,400
		238,116,489
Chemicals 2.9%
208,100	Air Products & Chemicals, Inc.	60,032,688
931,000	Ashland Global Holdings, Inc.	80,261,510
		140,294,198
Commercial Services & Supplies 1.9%
2,158,660	LegalZoom.com, Inc.	23,385,627	*(b)(c)(p)
503,100	Waste Management, Inc.	69,412,707
		92,798,334
Containers & Packaging 0.5%
122,500	Avery Dennison Corp.	26,235,825
Distributors 0.2%
160,400	LKQ Corp.	7,492,284	*
Diversified Consumer Services 0.1%
550,000	OneSpaWorld Holdings Ltd.	5,860,250	*
Diversified Financial Services 0.2%
215,000	Equitable Holdings, Inc.	7,359,450
Diversified Telecommunication Services 0.2%
303,019	Frontier Communications Parent, Inc.	8,166,362	*(b)
NUMBER OF SHARES		VALUE
Electric Utilities 1.9%
1,146,000	NextEra Energy, Inc.	$88,826,460
Electrical Equipment 0.7%
1,059,800	nVent Electric PLC	32,270,910
Electronic Equipment, Instruments & Components 2.5%
357,800	Amphenol Corp. Class A	24,094,252
253,400	CDW Corp.	45,188,822
364,000	TE Connectivity Ltd.	48,947,080
		118,230,154
Entertainment 2.0%
571,900	Activision Blizzard, Inc.	52,151,561	(a)
122,100	Spotify Technology SA	30,783,852	*
67,000	Walt Disney Co.	12,463,340	*
		95,398,753
Equity Real Estate Investment Trusts 0.6%
96,300	SBA Communications Corp.	28,863,036
Food & Staples Retailing 1.2%
40,100	Costco Wholesale Corp.	14,920,809
293,700	Walmart, Inc.	41,091,567
		56,012,376
Food Products 2.8%
592,800	Lamb Weston Holdings, Inc.	47,720,400
660,000	Mondelez International, Inc. Class A	40,134,600
764,493	Utz Brands, Inc.	22,399,645
576,200	Whole Earth Brands, Inc.	7,778,700	*
1,000,000	Whole Earth Brands, Inc.	13,350,000	*(b)(o)(p)
		131,383,345
Health Care Equipment & Supplies 2.2%
212,800	Baxter International, Inc.	18,234,832
110,475	Becton, Dickinson & Co.	27,487,285
452,300	Medtronic PLC	59,215,116
		104,937,233
Health Care Providers & Services 2.7%
130,100	Humana, Inc.	57,925,724
173,200	UnitedHealth Group, Inc.	69,072,160	(d)
		126,997,884
Hotels, Restaurants & Leisure 3.6%
292,400	Expedia Group, Inc.	51,529,652
196,000	Marriott International, Inc. Class A	29,109,920	*
389,900	McDonald's Corp.	92,047,592
		172,687,164
Household Products 0.5%
175,900	Procter & Gamble Co.	23,468,578
Industrial Conglomerates 0.6%
133,600	Honeywell International, Inc.	29,798,144

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Interactive Media & Services 3.7%
47,200	Alphabet, Inc. Class A	$111,085,200	*
203,100	Facebook, Inc. Class A	66,023,748	*(a)
		177,108,948
Internet & Direct Marketing Retail 2.5%
34,300	Amazon.com, Inc.	118,932,506	*
IT Services 5.0%
480,112	Druva, Inc. Ser. 5 Preference Shares	4,499,994	*(b)(c)(p)
658,071	Druva, Inc. Ser.4 Preference Shares	6,167,968	*(b)(c)(p)
399,600	Fidelity National Information Services, Inc.	61,098,840
1,759,300	Paya Holdings, Inc. Class A	19,633,788	*
56,800	PayPal Holdings, Inc.	14,898,072	*
993,155	Repay Holdings Corp.	22,693,592	*
198,700	Visa, Inc. Class A	46,408,372	(a)
317,801	WEX, Inc.	65,215,943	*
		240,616,569
Life Sciences Tools & Services 0.7%
74,800	Thermo Fisher Scientific, Inc.	35,173,204
Machinery 1.0%
43,100	Caterpillar, Inc.	9,831,541
773,026	Gates Industrial Corp. PLC	13,334,699	*
72,000	Parker-Hannifin Corp.	22,594,320
		45,760,560
Multi-Utilities 1.8%
1,295,700	CenterPoint Energy, Inc.	31,731,693	(a)
556,500	WEC Energy Group, Inc.	54,075,105
		85,806,798
Multiline Retail 0.5%
193,700	Dollar Tree, Inc.	22,256,130	*
Oil, Gas & Consumable Fuels 1.0%
1,158,700	Enbridge, Inc.	44,691,059
329	Venture Global LNG, Inc. Ser. C	1,612,100	*(b)(c)(p)
		46,303,159
Pharmaceuticals 0.6%
180,300	Johnson & Johnson	29,340,219
Professional Services 4.7%
2,584,217	Dun & Bradstreet Holdings, Inc.	61,400,996	*
331,100	Equifax, Inc.	75,898,053
793,800	IHS Markit Ltd.	85,397,004	(a)
		222,696,053
Road & Rail 1.6%
269,500	Uber Technologies, Inc.	14,760,515	*
287,400	Union Pacific Corp.	63,828,666
		78,589,181
NUMBER OF SHARES		VALUE
Semiconductors & Semiconductor Equipment 0.6%
34,100	ASML Holding NV	$22,100,210
189,935	Magnachip Semiconductor Corp.	4,750,274	*
		26,850,484
Software 12.8%
181,700	Adobe, Inc.	92,365,378	*
1,178,400	Anaplan, Inc.	70,291,560	*
68,149	AvidXchange, Inc.	5,051,953	*(b)(c)(p)
429,950	DoubleVerify Holdings, Inc.	13,414,440	*(b)(p)
286,905	DoubleVerify Holdings, Inc.	10,101,925	*
1,537,410	Duck Creek Technologies, Inc.	63,925,508	*
403,000	Microsoft Corp.	101,628,540
36,500	Privia Health Group, Inc.	1,325,680	*
383,200	salesforce.com, Inc.	88,258,624	*
133,200	ServiceNow, Inc.	67,448,484	*
372,400	Splunk, Inc.	47,078,808	*
195,400	Workday, Inc. Class A	48,263,800	*(a)
		609,154,700
Specialty Retail 3.9%
200,800	Asbury Automotive Group, Inc.	39,880,888	*
249,100	Home Depot, Inc.	80,626,197	(a)
22,600	O'Reilly Automotive, Inc.	12,495,088	*(a)
773,200	TJX Cos., Inc.	54,897,200
		187,899,373
Technology Hardware, Storage & Peripherals 1.7%
616,600	Apple, Inc.	81,058,236
Textiles, Apparel & Luxury Goods 1.1%
252,900	NIKE, Inc. Class B	33,539,598
261,100	Tapestry, Inc.	12,493,635
326,300	Under Armour, Inc. Class A	7,932,353	*
		53,965,586
Trading Companies & Distributors 0.1%
154,300	Univar Solutions, Inc.	3,602,905	*
Total Common Stocks (Cost $2,669,064,708)		3,864,539,591
Common Stock Units 0.2%
Holding Companies—Diversified 0.2%
1,082,400	Independence Holdings Corp. (Cost $10,824,000)	10,845,648	*
Preferred Stocks 2.8%
Food Products 0.1%
626,667	Sweetgreen, Inc. Ser. D	5,640,003	*(b)(c)(p)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(b)(c)(p)
51,075	Sweetgreen, Inc. Ser. J	873,383	*(b)(c)(p)
		7,522,816

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Software 1.2%
272,596	AvidXchange, Inc. Ser. F	$20,207,814	*(b)(c)(p)
1,000	Pride Parent, Inc. Ser. A	35,000,000	*(b)(c)(p)
		55,207,814
Specialty Retail 1.5%
2,076,345	Fanatics, Inc. Ser. E	72,402,150	*(b)(c)(p)
52,193	Fanatics, Inc. Ser. F	1,819,970	*(b)(c)(p)
		74,222,120
Total Preferred Stocks (Cost $95,483,267)		136,952,750
NUMBER OF SHARES		VALUE
Convertible Preferred Stocks 0.3%
Multi-Utilities 0.3%
118,300	Sempra Energy, Ser. B 6.75% (Cost $11,984,877)	$12,414,402
PRINCIPAL AMOUNT
Loan Assignments(e) 0.7%
Data Centers 0.2%
$7,683,177	Colorado Buyer, Inc., Term Loan B, (3M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	7,469,508
Leisure Goods—Activities—Movies 0.5%
25,000,000	OneSpaWorld, LLC, Second Lien Term Loan, (3M USD LIBOR + 7.50%), 7.68%, due 3/18/2027	25,500,000	(b)(c)(p)
	Total Loan Assignments (Cost $31,540,278)	32,969,508
Corporate Bonds 3.3%
Commercial Services 0.5%
23,530,000	APX Group, Inc., 7.63%, due 9/1/2023	24,147,662	(f)
Electric 0.1%
3,716,000	Wisconsin Energy Corp., (3M USD LIBOR + 2.11%), 2.31%, due 5/15/2067	3,390,973	(e)
Entertainment 0.0%(g)
910,000	Cinemark USA, Inc., 5.88%, due 3/15/2026	942,988	(h)
Gas 0.3%
12,105,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	12,256,312	(h)
Internet 0.2%
	Uber Technologies, Inc.
1,850,000	7.50%, due 9/15/2027	2,040,124	(h)
5,555,000	6.25%, due 1/15/2028	6,035,008	(h)
		8,075,132

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Miscellaneous Manufacturer 0.9%
	Anagram International, Inc./Anagram Holdings LLC
$23,064,878	10.00% Cash & 5.00% PIK, due 8/15/2025	$25,832,664	(h)(i)
15,365,358	5.00% Cash & 5.00% PIK, due 8/15/2026	15,288,531	(h)(i)
		41,121,195
Pipelines 0.0%(g)
1,730,000	Enterprise Products Operating LLC, (3M USD LIBOR + 2.78%), 2.97%, due 6/1/2067	1,531,223	(e)
Retail 0.5%
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00%, Floor 5.75%), 5.75%, due 7/15/2025	24,819,119	(e)(h)
Specialty Retail 0.6%
27,200,000	Petsmart, Inc./Petsmart Finance Corp., 7.75%, due 2/15/2029	29,470,384	(h)
Telecommunications 0.0%(g)
	Frontier Communications Corp.
929,887	5.88%, due 11/1/2029	939,186	(b)
Theaters & Entertainment 0.2%
9,235,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	9,318,648	(h)
	Total Corporate Bonds (Cost $114,564,812)	156,012,822
Convertible Bonds 0.2%
Health Care Providers & Services 0.1%
5,915,000	Oak Street Health, Inc., 0.00%, due 3/15/2026	6,147,903	(h)
Internet 0.1%
1,835,000	Uber Technologies, Inc., 0.00%, due 12/15/2025	1,924,965	(h)
	Total Convertible Bonds (Cost $7,750,000)	8,072,868
NUMBER OF UNITS		VALUE
Master Limited Partnerships and Limited Partnerships 2.1%
Multi-Utilities 0.8%
755,300	Brookfield Infrastructure Partners L.P.	$40,612,481
Oil, Gas & Consumable Fuels 1.3%
2,602,100	Enterprise Products Partners L.P.	59,874,321
Professional Services 0.0%(g)
2,584,217	CC DNB Holdings, L.P.	—	*(c)(o)(p)
Total Master Limited Partnerships and Limited Partnerships (Cost $79,567,482)		100,486,802
NUMBER OF SHARES		VALUE
Warrants 0.1%
Diversified Consumer Services 0.1%
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	$187,782	*
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025	3,756,670	*(b)(o)
		3,944,452

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Food Products 0.0%(g)
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	$632,939	*
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	1,459,744	*(b)(o)(p)
1	Sweetgreen, Inc. Ser. J Expires 1/21/2026	—	*(b)(c)(o)(p)
		2,092,683
Total Warrants (Cost $433,414)		6,037,135
Total Purchased Options(j) 0.2% (Cost $9,333,858)		10,961,851
Short-Term Investments 5.4%
Investment Companies 5.4%
257,418,597	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	257,418,597	(d)
506,680	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(k)	506,680	(l)
Total Short-Term Investments (Cost $257,925,277)		257,925,277
Total Long Positions (96.4%) (Cost $3,288,471,973)		4,597,218,654
Short Positions ((9.4)%)(m)
Common Stocks Sold Short (7.2)%
Aerospace & Defense (0.2)%
(28,000)	Northrop Grumman Corp.	(9,924,320)
Auto Components (0.1)%
(85,000)	QuantumScape Corp.	(3,105,900	)*
Automobiles (0.4)%
(97,100)	NIO, Inc. ADR	(3,868,464	)*
(15,700)	Tesla, Inc.	(11,138,208	)*
(100,000)	XPeng, Inc. ADR	(2,991,000	)*
		(17,997,672)
Biotechnology (0.1)%
(28,800)	Exact Sciences Corp.	(3,796,416	)*
(73,600)	Invitae Corp.	(2,568,640	)*
		(6,365,056)
Building Products (0.1)%
(35,700)	Allegion PLC	(4,797,366)
Capital Markets (0.3)%
(498,300)	Franklin Resources, Inc.	(14,949,000)
Electric Utilities (0.2)%
(143,900)	Southern Co.	(9,521,863)
NUMBER OF SHARES		VALUE
Equity Real Estate Investment Trusts (0.3)%
(349,900)	Iron Mountain, Inc.	$(14,037,988)
(700)	Weyerhaeuser Co.	(27,139)
		(14,065,127)
Food & Staples Retailing (0.6)%
(665,600)	Kroger Co.	(24,321,024)
(200,000)	Sprouts Farmers Market, Inc.	(5,122,000)*
		(29,443,024)
Food Products (0.4)%
(350,000)	Campbell Soup Co.	(16,712,500)
Hotels, Restaurants & Leisure (0.9)%
(56,000)	Domino's Pizza, Inc.	(23,651,040)
(110,000)	Shake Shack, Inc. Class A	(11,962,500)*
(50,000)	Texas Roadhouse, Inc.	(5,351,000)
		(40,964,540)
Household Products (0.2)%
(113,100)	Church & Dwight Co., Inc.	(9,697,194)
Internet & Direct Marketing Retail (0.1)%
(48,000)	DoorDash, Inc.	(6,872,160)*
IT Services (0.7)%
(92,000)	Automatic Data Processing, Inc.	(17,203,080)
(668,000)	Western Union Co.	(17,207,680)
		(34,410,760)
Multi-Utilities (0.5)%
(300,000)	Consolidated Edison, Inc.	(23,223,000)
Software (1.3)%
(70,000)	fuboTV, Inc.	(1,411,200)*
(122,000)	Guidewire Software, Inc.	(12,872,220)*
(18,500)	Paycom Software, Inc.	(7,111,585)*
(136,200)	Sailpoint Technologies Holdings, Inc.	(6,650,646)*
(180,000)	SAP SE ADR	(25,189,200)
(27,500)	Zoom Video Communications, Inc. Class A	(8,788,175)*
		(62,023,026)
Specialty Retail (0.8)%
(80,300)	Carvana Co.	(22,906,378)*
(32,000)	GameStop Corp.	(5,554,880)*
(233,600)	Sally Beauty Holdings, Inc.	(4,688,352)*
(37,800)	Williams-Sonoma, Inc.	(6,454,350)
		(39,603,960)
Total Common Stocks Sold Short (Proceeds $(315,366,967))		(343,676,468)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds Sold Short (1.0)%
Computers (0.1)%
$(5,000,000)	Banff Merger Sub, Inc., 9.75%, due 9/1/2026	$(5,331,250	)(h)
Lodging (0.1)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(7,194,460)
Media (0.6)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(5,090,000	)(h)
(5,000,000)	Entercom Media Corp., 6.50%, due 5/1/2027	(5,152,750	)(h)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(10,755,000)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(6,120,960	)(h)
		(27,118,710)
Retail (0.2)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,337,000)
	Total Corporate Bonds Sold Short (Proceeds $(46,867,691))	(49,981,420)
NUMBER OF SHARES
Exchange-Traded Funds Sold Short (1.2)%
(178,300)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(23,384,045)
(353,500)	SPDR S&P Retail ETF	(32,811,870)
	Total Exchange-Traded Funds Sold Short (Proceeds $(52,566,649))	(56,195,915)
	Total Short Positions (Proceeds $(414,801,307))	(449,853,803)
	Total Investments 87.0% (Cost $2,873,670,666)	4,147,364,851
	Other Assets Less Liabilities 13.0%	617,549,507	(n)
	Net Assets 100.0%	$4,764,914,358

*  Non-income producing security.

(a)  All or a portion of the security is pledged as collateral for options written.

(b)  Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $244,256,794, which represents 5.1% of net assets of the Fund.

(c)  Value determined using significant unobservable inputs.

(d)  All or a portion of this security is segregated in connection with obligations for unfunded subscription agreements, securities sold short, options written, swaps and/or futures with a total value of $326,490,757.

(e)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2021 and changes periodically.

(f)  The security or a portion of this security is on loan at April 30, 2021. Total value of all such securities at April 30, 2021 amounted to $496,521 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(g)  Represents less than 0.05% of net assets of the Fund.

(h)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $134,076,646 of long positions and $(21,694,960) of short positions, which represents 2.8% and (0.5)%, respectively, of net assets of the Fund.

(i)  Payment-in-kind (PIK) security.

(j)  See "Purchased option contracts" under Derivative Instruments.

(k)  Represents 7-day effective yield as of April 30, 2021.

(l)  Represents investment of cash collateral received from securities lending.

(m)  At April 30, 2021, the Fund had $522,223,537 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(n)  Includes the impact of the Fund's open positions in derivatives at April 30, 2021.

(o)  Security acquired via a PIPE transaction.

(p)  These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At April 30, 2021, these securities amounted to $231,394,576, which represents 4.9% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 4/30/2021	Fair Value Percentage of Net Assets as of 4/30/2021
AvidXchange, Inc.	4/7/2020	$3,340,119	0.1%	$5,051,953	0.1%
AvidXchange, Inc.	4/7/2020	13,360,475	0.5%	20,207,814	0.4%
(Ser. F Preferred Shares)
CC DNB Holdings, L.P.	7/6/2020	—	0.0%	—	0.0%
DoubleVerify Holdings, Inc.	11/18/2020	7,399,998	0.2%	13,414,440	0.3%
Druva, Inc. (Ser. 4 Preference Shares)	6/14/2019	3,429,998	0.1%	6,167,968	0.1%
Druva, Inc. (Ser. 5 Preference Shares)	4/1/2021	4,500,000	0.1%	4,499,994	0.1%
Fanatics, Inc. (Ser. E Preferred Shares)	8/13/2020	35,900,005	1.0%	72,402,150	1.5%
Fanatics, Inc. (Ser. F Preferred Shares)	4/29/2021	1,819,970	0.0%	1,819,970	0.1%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	23,385,627	0.5%
OneSpaWorld, LLC,	3/19/2019	24,562,500	0.9%	25,500,000	0.6%
Second Lien Term Loan
Pride Parent, Inc.	1/19/2021	35,000,000	0.8%	35,000,000	0.8%
(Ser. A Preferred Shares)
Sweetgreen, Inc.	11/30/2018	7,520,004	0.3%	5,640,003	0.1%
(Ser. D Preferred Shares)
Sweetgreen, Inc.	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
(Ser. I Preferred Shares)
Sweetgreen, Inc.	1/21/2021	873,383	0.0%	873,383	0.0%
(Ser. J Preferred Shares)
Sweetgreen, Inc. (Ser. J Warrants)	1/21/2021	—	0.0%	—	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	1,612,100	0.0%
Whole Earth Brands, Inc.	6/25/2020	10,000,000	0.3%	13,350,000	0.3%
Whole Earth Brands, Inc. Warrants	6/25/2020	—	0.0%	1,459,744	0.0%
Total		$172,278,445	5.0%	$231,394,576	4.9%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2021, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	418	NASDAQ 100 E-Mini Index	$(115,786,000)	$(8,596,518)
6/2021	564	Russell 2000 E-Mini Index	(63,774,300)	250,016
6/2021	2,723	S&P 500 E-Mini Index	(568,344,560)	(35,022,343)
6/2021	158	U.S. Treasury Long Bond	(24,845,500)	153,202
Total Futures			$(772,750,360)	$(43,215,643)

At April 30, 2021, the Fund had $89,229,142 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2021, the average notional value for the months where the Fund had futures outstanding was $(676,832,848) for short positions.

Total return basket swap contracts ("total return basket swaps")

At April 30, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	0.09%	(0.09)%	3M USD LIBOR	3M/T	8/12/2022	$(8,748,831)
JPM	JPNBGCND	(0.47)%	(0.65)%	3M USD LIBOR	3M/T	10/29/2021	(21,901,844)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(6,603,633)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(10,218,098)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(6,180,300)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(12,358,787)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(11,749,378)
JPM	JPNBLQGS	0.14%	0.03%	1M USD LIBOR	1M/T	7/19/2021	(11,145,215)
JPM	JPNBRMV3	0.17%	(0.01)%	3M USD LIBOR	3M/T	5/6/2022	(34,026,702)
Total							$(122,932,788)
See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Freeport-McMoRan Inc.	(17,475)	$(2,051,190)	$(252,317)	2.9%
L Brands Inc.	(7,467)	(1,531,587)	(188,401)	2.2%
SVB Financial Group	(854)	(1,520,784)	(187,072)	2.1%
United Rentals Inc.	(1,474)	(1,468,105)	(180,592)	2.1%
Albemarle Corp.	(2,426)	(1,269,944)	(156,216)	1.8%
Skyworks Solutions Inc.	(2,198)	(1,240,599)	(152,606)	1.7%
Lennar Corp.	(3,406)	(1,098,368)	(135,110)	1.5%
Seagate Technology PLC	(3,796)	(1,096,999)	(134,942)	1.5%
Fortune Brands Home & Security Inc.	(3,285)	(1,073,577)	(132,061)	1.5%
Affiliated Managers Group Inc.	(2,129)	(1,067,850)	(131,356)	1.5%
Ameriprise Financial Inc.	(1,292)	(1,039,463)	(127,865)	1.5%
DaVita Inc.	(2,854)	(1,035,238)	(127,345)	1.5%
First Republic Bank/CA	(1,805)	(1,029,326)	(126,618)	1.4%
Parker-Hannifin Corp.	(1,036)	(1,012,149)	(124,505)	1.4%
Gap Inc./The	(9,566)	(985,522)	(121,229)	1.4%
LKQ Corp.	(6,697)	(973,620)	(119,765)	1.4%
AES Corp./The	(10,942)	(947,525)	(116,555)	1.3%
Capri Holdings Ltd.	(5,497)	(942,381)	(115,922)	1.3%
Mohawk Industries Inc.	(1,459)	(933,432)	(114,822)	1.3%
Tapestry Inc.	(6,221)	(926,492)	(113,968)	1.3%
Whirlpool Corp.	(1,248)	(918,325)	(112,963)	1.3%
Aptiv PLC	(2,039)	(913,389)	(112,356)	1.3%
Eastman Chemical Co.	(2,529)	(908,176)	(111,715)	1.3%
Newell Brands Inc.	(10,755)	(902,563)	(111,025)	1.3%
Invesco Ltd.	(10,408)	(874,735)	(107,601)	1.2%
Westrock Co.	(4,965)	(861,499)	(105,973)	1.2%
WW Grainger Inc.	(635)	(856,388)	(105,344)	1.2%
Laboratory Corp of America Holdings	(1,033)	(854,790)	(105,148)	1.2%
Nucor Corp.	(3,337)	(854,349)	(105,094)	1.2%
State Street Corp.	(3,218)	(840,808)	(103,428)	1.2%
Kroger Co./The	(7,306)	(830,996)	(102,221)	1.2%
Mosaic Co./The	(7,539)	(825,584)	(101,555)	1.2%
Cimarex Energy Co.	(3,960)	(815,934)	(100,368)	1.1%
Fifth Third Bancorp	(6,371)	(803,930)	(98,892)	1.1%
Interpublic Group of Cos Inc./The	(8,037)	(794,251)	(97,701)	1.1%
Regions Financial Corp.	(11,613)	(788,019)	(96,934)	1.1%
Packaging Corp of America	(1,684)	(773,958)	(95,205)	1.1%
International Paper Co.	(4,275)	(771,853)	(94,946)	1.1%
Foot Locker Inc.	(4,163)	(764,263)	(94,012)	1.1%
Ralph Lauren Corp.	(1,818)	(754,224)	(92,777)	1.1%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont'd)
Hanesbrands Inc.	(11,306)	$(741,119)	$(91,165)	1.0%
Citizens Financial Group Inc.	(5,115)	(736,825)	(90,637)	1.0%
eBay Inc.	(4,226)	(733,833)	(90,269)	1.0%
LyondellBasell Industries NV	(2,259)	(729,499)	(89,736)	1.0%
Textron Inc.	(3,642)	(728,329)	(89,592)	1.0%
Cardinal Health Inc.	(3,842)	(721,670)	(88,773)	1.0%
Dow Inc.	(3,652)	(710,530)	(87,402)	1.0%
McKesson Corp.	(1,215)	(709,149)	(87,233)	1.0%
Zions Bancorp NA	(4,070)	(706,982)	(86,966)	1.0%
KeyCorp.	(10,344)	(700,606)	(86,182)	1.0%
Iron Mountain Inc.	(5,571)	(695,713)	(85,580)	1.0%
Quest Diagnostics Inc.	(1,691)	(694,008)	(85,370)	1.0%
Other Securities	(237,915)	(22,627,194)	(2,783,379)	31.8%
		$(71,187,642)	$(8,756,809)
Accrued Net Interest Receivable/(Payable)			7,978
			$(8,748,831)
JPNBGCND
Amazon.com Inc.	(4,225)	$(14,556,681)	$(5,206,339)	23.8%
Home Depot Inc./The	(9,245)	(2,973,510)	(1,063,505)	4.9%
LVMH Moet Hennessy Louis Vuitton SE	(3,031)	(2,268,654)	(811,406)	3.7%
Toyota Motor Corp.	(26,608)	(1,966,051)	(703,177)	3.2%
McDonald's Corp.	(8,066)	(1,892,381)	(676,829)	3.1%
NIKE Inc.	(13,862)	(1,826,951)	(653,427)	3.0%
Lowe's Cos Inc.	(8,821)	(1,720,301)	(615,282)	2.8%
Starbucks Corp.	(13,970)	(1,589,394)	(568,462)	2.6%
Sony Group Corp.	(14,303)	(1,417,501)	(506,983)	2.3%
Booking Holdings Inc.	(518)	(1,270,000)	(454,228)	2.1%
Target Corp.	(5,773)	(1,189,109)	(425,297)	1.9%
Daimler AG	(12,289)	(1,087,663)	(389,013)	1.8%
TJX Cos Inc./The	(14,497)	(1,022,883)	(365,844)	1.7%
General Motors Co.	(15,886)	(903,329)	(323,084)	1.5%
Kering SA	(947)	(754,443)	(269,834)	1.2%
Cie Financiere Richemont SA	(6,714)	(684,411)	(244,786)	1.1%
Volkswagen AG	(2,559)	(662,811)	(237,061)	1.1%
eBay Inc.	(11,885)	(658,911)	(235,666)	1.1%
Ross Stores Inc.	(4,940)	(642,850)	(229,922)	1.1%
Aptiv PLC	(4,474)	(639,706)	(228,797)	1.0%
adidas AG	(2,076)	(637,449)	(227,990)	1.0%
Dollar General Corp.	(2,934)	(626,047)	(223,912)	1.0%
Chipotle Mexican Grill Inc.	(412)	(610,793)	(218,456)	1.0%
Hermes International	(484)	(603,374)	(215,803)	1.0%
Honda Motor Co Ltd.	(19,978)	(587,063)	(209,969)	1.0%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont'd)
Fast Retailing Co Ltd.	(707)	$(576,720)	$(206,270)	0.9%
Compass Group PLC	(26,209)	(566,433)	(202,590)	0.9%
O'Reilly Automotive Inc.	(1,025)	(562,950)	(201,345)	0.9%
DR Horton Inc.	(5,712)	(557,918)	(199,545)	0.9%
Ford Motor Co.	(48,327)	(554,210)	(198,218)	0.9%
AutoZone Inc.	(357)	(519,745)	(185,892)	0.8%
Magna International Inc.	(5,461)	(512,744)	(183,388)	0.8%
Yum! Brands Inc.	(4,250)	(504,759)	(180,532)	0.8%
Industria de Diseno Textil SA	(14,211)	(503,096)	(179,937)	0.8%
Bayerische Motoren Werke AG	(5,026)	(501,001)	(179,188)	0.8%
Hilton Worldwide Holdings Inc.	(3,890)	(497,528)	(177,946)	0.8%
Marriott International Inc./MD	(3,352)	(494,748)	(176,952)	0.8%
Lennar Corp.	(4,790)	(493,147)	(176,379)	0.8%
Michelin	(3,126)	(449,694)	(160,837)	0.7%
Oriental Land Co Ltd./Japan	(3,195)	(449,549)	(160,786)	0.7%
Denso Corp.	(6,797)	(436,265)	(156,034)	0.7%
Panasonic Corp.	(34,281)	(401,756)	(143,692)	0.7%
Best Buy Co Inc.	(3,435)	(396,879)	(141,948)	0.6%
CarMax Inc.	(2,833)	(375,047)	(134,139)	0.6%
VF Corp.	(4,297)	(374,323)	(133,880)	0.6%
Toyota Industries Corp.	(4,683)	(372,569)	(133,253)	0.6%
Bandai Namco Holdings Inc.	(4,925)	(359,394)	(128,541)	0.6%
Persimmon PLC	(8,191)	(352,596)	(126,109)	0.6%
Expedia Group Inc.	(1,857)	(325,269)	(116,336)	0.5%
Dollar Tree Inc.	(2,831)	(323,250)	(115,614)	0.5%
Other Securities	(294,135)	(6,957,046)	(2,488,255)	11.7%
		$(61,210,902)	$(21,892,678)
Accrued Net Interest Receivable/(Payable)			(9,166)
			$(21,901,844)
JPNBLQGS
Freeport-McMoRan Inc.	(15,653)	$(666,716)	$(173,260)	2.6%
NVIDIA Corp.	(808)	(547,945)	(142,395)	2.2%
Quanta Services Inc.	(4,914)	(536,418)	(139,399)	2.1%
Applied Materials Inc.	(3,182)	(476,986)	(123,955)	1.9%
Align Technology Inc.	(706)	(474,680)	(123,355)	1.9%
Lam Research Corp.	(657)	(460,728)	(119,730)	1.8%
IDEXX Laboratories Inc.	(694)	(430,204)	(111,797)	1.7%
Old Dominion Freight Line Inc.	(1,444)	(420,391)	(109,247)	1.7%
FedEx Corp.	(1,261)	(413,409)	(107,433)	1.6%
DR Horton Inc.	(3,632)	(403,222)	(104,786)	1.6%
ABIOMED Inc.	(1,109)	(401,600)	(104,364)	1.6%
MSCI Inc.	(725)	(398,001)	(103,429)	1.6%
KLA Corp.	(1,112)	(396,021)	(102,914)	1.6%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Fortinet Inc.	(1,689)	$(389,612)	$(101,249)	1.5%
Chipotle Mexican Grill Inc.	(231)	(389,517)	(101,224)	1.5%
Tapestry Inc.	(6,972)	(376,811)	(97,922)	1.5%
Synopsys Inc.	(1,344)	(374,971)	(97,444)	1.5%
Advanced Micro Devices Inc.	(4,042)	(372,578)	(96,822)	1.5%
Lennar Corp.	(3,183)	(372,477)	(96,796)	1.5%
Twitter Inc.	(5,883)	(366,932)	(95,355)	1.4%
Centene Corp.	(5,095)	(355,287)	(92,329)	1.4%
Nucor Corp.	(3,770)	(350,302)	(91,033)	1.4%
First Republic Bank/CA	(1,689)	(349,628)	(90,858)	1.4%
Autodesk Inc.	(1,045)	(344,513)	(89,529)	1.4%
Netflix Inc.	(594)	(344,501)	(89,526)	1.4%
IPG Photonics Corp.	(1,387)	(340,126)	(88,389)	1.3%
Micron Technology Inc.	(3,487)	(339,011)	(88,099)	1.3%
Broadcom Inc.	(655)	(337,547)	(87,718)	1.3%
IQVIA Holdings Inc.	(1,250)	(331,236)	(86,078)	1.3%
Estee Lauder Cos Inc./The	(923)	(327,117)	(85,008)	1.3%
Arista Networks Inc.	(917)	(326,583)	(84,869)	1.3%
JB Hunt Transport Services Inc.	(1,680)	(323,843)	(84,157)	1.3%
PulteGroup Inc.	(4,828)	(322,406)	(83,784)	1.3%
CBRE Group Inc.	(3,308)	(318,364)	(82,733)	1.3%
Fastenal Co.	(5,391)	(318,345)	(82,728)	1.3%
Keysight Technologies Inc.	(1,946)	(317,256)	(82,446)	1.2%
Texas Instruments Inc.	(1,545)	(315,073)	(81,878)	1.2%
Microchip Technology Inc.	(1,848)	(313,768)	(81,539)	1.2%
Robert Half International Inc.	(3,169)	(313,548)	(81,482)	1.2%
Take-Two Interactive Software Inc.	(1,576)	(312,163)	(81,122)	1.2%
T Rowe Price Group Inc.	(1,524)	(308,380)	(80,139)	1.2%
Dollar General Corp.	(1,271)	(308,264)	(80,109)	1.2%
Expeditors International of Washington Inc.	(2,473)	(306,848)	(79,741)	1.2%
LKQ Corp.	(5,789)	(305,426)	(79,371)	1.2%
AmerisourceBergen Corp.	(2,199)	(300,071)	(77,980)	1.2%
MarketAxess Holdings Inc.	(544)	(299,919)	(77,940)	1.2%
Darden Restaurants Inc.	(1,780)	(294,958)	(76,651)	1.2%
NVR Inc.	(52)	(294,549)	(76,545)	1.2%
Analog Devices Inc.	(1,688)	(292,087)	(75,905)	1.1%
Copart Inc.	(2,069)	(290,992)	(75,620)	1.1%
Electronic Arts Inc.	(1,808)	(290,123)	(75,394)	1.1%
O'Reilly Automotive Inc.	(456)	(284,781)	(74,006)	1.1%
Regeneron Pharmaceuticals Inc.	(522)	(283,596)	(73,698)	1.1%
Starbucks Corp.	(2,173)	(280,956)	(73,012)	1.1%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Broadridge Financial Solutions Inc.	(1,555)	$(278,616)	$(72,404)	1.1%
Illumina Inc.	(617)	(273,804)	(71,153)	1.1%
Booking Holdings Inc.	(98)	(272,669)	(70,859)	1.1%
Mastercard Inc.	(628)	(270,996)	(70,424)	1.1%
Ulta Beauty Inc.	(726)	(270,126)	(70,198)	1.1%
Cigna Corp.	(954)	(268,179)	(69,692)	1.1%
CH Robinson Worldwide Inc.	(2,392)	(262,254)	(68,152)	1.0%
Ross Stores Inc.	(1,704)	(251,996)	(65,486)	1.0%
Cardinal Health Inc.	(3,696)	(251,904)	(65,462)	1.0%
Global Payments Inc.	(1,027)	(248,847)	(64,668)	1.0%
McCormick & Co Inc./MD	(2,407)	(245,633)	(63,833)	1.0%
International Flavors & Fragrances Inc.	(1,511)	(242,616)	(63,049)	1.0%
Other Securities	(31,993)	(2,868,053)	(745,321)	10.9%
		$(25,416,479)	$(6,604,993)
Accrued Net Interest Receivable/(Payable)			1,360
			$(6,603,633)
JPNBLQGS
Freeport-McMoRan Inc.	(30,170)	$(1,285,012)	$(268,111)	2.6%
NVIDIA Corp.	(1,557)	(1,056,095)	(220,349)	2.2%
Quanta Services Inc.	(9,472)	(1,033,877)	(215,713)	2.1%
Applied Materials Inc.	(6,133)	(919,331)	(191,814)	1.9%
Align Technology Inc.	(1,360)	(914,886)	(190,886)	1.9%
Lam Research Corp.	(1,267)	(887,994)	(185,275)	1.8%
IDEXX Laboratories Inc.	(1,337)	(829,163)	(173,001)	1.7%
Old Dominion Freight Line Inc.	(2,783)	(810,251)	(169,055)	1.7%
FedEx Corp.	(2,430)	(796,794)	(166,247)	1.6%
DR Horton Inc.	(7,000)	(777,160)	(162,150)	1.6%
ABIOMED Inc.	(2,137)	(774,034)	(161,498)	1.6%
MSCI Inc.	(1,398)	(767,097)	(160,051)	1.6%
KLA Corp.	(2,143)	(763,280)	(159,255)	1.6%
Fortinet Inc.	(3,255)	(750,928)	(156,677)	1.5%
Chipotle Mexican Grill Inc.	(445)	(750,745)	(156,639)	1.5%
Tapestry Inc.	(13,438)	(726,256)	(151,530)	1.5%
Synopsys Inc.	(2,590)	(722,709)	(150,790)	1.5%
Advanced Micro Devices Inc.	(7,790)	(718,097)	(149,827)	1.5%
Lennar Corp.	(6,135)	(717,902)	(149,787)	1.5%
Twitter Inc.	(11,339)	(707,215)	(147,557)	1.4%
Centene Corp.	(9,820)	(684,771)	(142,874)	1.4%
Nucor Corp.	(7,267)	(675,162)	(140,869)	1.4%
First Republic Bank/CA	(3,256)	(673,863)	(140,598)	1.4%
Autodesk Inc.	(2,014)	(664,006)	(138,541)	1.4%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Netflix Inc.	(1,145)	$(663,982)	$(138,536)	1.4%
IPG Photonics Corp.	(2,673)	(655,550)	(136,777)	1.3%
Micron Technology Inc.	(6,721)	(653,402)	(136,329)	1.3%
Broadcom Inc.	(1,263)	(650,579)	(135,740)	1.3%
IQVIA Holdings Inc.	(2,408)	(638,416)	(133,202)	1.3%
Estee Lauder Cos Inc./The	(1,779)	(630,478)	(131,546)	1.3%
Arista Networks Inc.	(1,768)	(629,447)	(131,331)	1.3%
JB Hunt Transport Services Inc.	(3,237)	(624,167)	(130,229)	1.3%
PulteGroup Inc.	(9,306)	(621,397)	(129,651)	1.3%
CBRE Group Inc.	(6,376)	(613,606)	(128,026)	1.3%
Fastenal Co.	(10,391)	(613,570)	(128,018)	1.3%
Keysight Technologies Inc.	(3,750)	(611,471)	(127,580)	1.2%
Texas Instruments Inc.	(2,979)	(607,264)	(126,703)	1.2%
Microchip Technology Inc.	(3,563)	(604,749)	(126,178)	1.2%
Robert Half International Inc.	(6,107)	(604,325)	(126,089)	1.2%
Take-Two Interactive Software Inc.	(3,037)	(601,654)	(125,532)	1.2%
T Rowe Price Group Inc.	(2,937)	(594,364)	(124,011)	1.2%
Dollar General Corp.	(2,450)	(594,140)	(123,964)	1.2%
Expeditors International of Washington Inc.	(4,766)	(591,411)	(123,395)	1.2%
LKQ Corp.	(11,158)	(588,669)	(122,823)	1.2%
AmerisourceBergen Corp.	(4,239)	(578,349)	(120,669)	1.2%
MarketAxess Holdings Inc.	(1,048)	(578,055)	(120,608)	1.2%
Darden Restaurants Inc.	(3,431)	(568,494)	(118,613)	1.2%
NVR Inc.	(100)	(567,706)	(118,449)	1.2%
Analog Devices Inc.	(3,254)	(562,961)	(117,459)	1.1%
Copart Inc.	(3,988)	(560,850)	(117,019)	1.1%
Electronic Arts Inc.	(3,485)	(559,175)	(116,669)	1.1%
O'Reilly Automotive Inc.	(879)	(548,880)	(114,521)	1.1%
Regeneron Pharmaceuticals Inc.	(1,005)	(546,596)	(114,045)	1.1%
Starbucks Corp.	(4,188)	(541,507)	(112,983)	1.1%
Broadridge Financial Solutions Inc.	(2,997)	(536,998)	(112,042)	1.1%
Illumina Inc.	(1,189)	(527,722)	(110,106)	1.1%
Booking Holdings Inc.	(189)	(525,535)	(109,650)	1.1%
Mastercard Inc.	(1,210)	(522,310)	(108,977)	1.1%
Ulta Beauty Inc.	(1,400)	(520,633)	(108,627)	1.1%
Cigna Corp.	(1,838)	(516,882)	(107,845)	1.1%
CH Robinson Worldwide Inc.	(4,610)	(505,461)	(105,462)	1.0%
Ross Stores Inc.	(3,284)	(485,691)	(101,337)	1.0%
Cardinal Health Inc.	(7,124)	(485,513)	(101,300)	1.0%
Global Payments Inc.	(1,978)	(479,622)	(100,071)	1.0%
McCormick & Co Inc./MD	(4,639)	(473,428)	(98,778)	1.0%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
International Flavors & Fragrances Inc.	(2,912)	$(467,612)	$(97,565)	1.0%
Other Securities	(61,663)	(5,527,819)	(1,153,352)	10.9%
		$(48,987,068)	$(10,220,901)
Accrued Net Interest Receivable/(Payable)			2,803
			$(10,218,098)
JPNBLQGS
Freeport-McMoRan Inc.	(12,864)	$(547,899)	$(162,147)	2.6%
NVIDIA Corp.	(664)	(450,294)	(133,262)	2.2%
Quanta Services Inc.	(4,039)	(440,821)	(130,458)	2.1%
Applied Materials Inc.	(2,615)	(391,981)	(116,004)	1.9%
Align Technology Inc.	(580)	(390,086)	(115,444)	1.9%
Lam Research Corp.	(540)	(378,620)	(112,050)	1.8%
IDEXX Laboratories Inc.	(570)	(353,536)	(104,627)	1.7%
Old Dominion Freight Line Inc.	(1,186)	(345,472)	(102,240)	1.7%
FedEx Corp.	(1,036)	(339,735)	(100,542)	1.6%
DR Horton Inc.	(2,985)	(331,363)	(98,065)	1.6%
ABIOMED Inc.	(911)	(330,030)	(97,670)	1.6%
MSCI Inc.	(596)	(327,072)	(96,795)	1.6%
KLA Corp.	(914)	(325,445)	(96,313)	1.6%
Fortinet Inc.	(1,388)	(320,178)	(94,755)	1.5%
Chipotle Mexican Grill Inc.	(190)	(320,100)	(94,732)	1.5%
Tapestry Inc.	(5,730)	(309,659)	(91,642)	1.5%
Synopsys Inc.	(1,104)	(308,146)	(91,194)	1.5%
Advanced Micro Devices Inc.	(3,321)	(306,180)	(90,612)	1.5%
Lennar Corp.	(2,616)	(306,097)	(90,587)	1.5%
Twitter Inc.	(4,835)	(301,540)	(89,239)	1.4%
Centene Corp.	(4,187)	(291,971)	(86,407)	1.4%
Nucor Corp.	(3,098)	(287,874)	(85,194)	1.4%
First Republic Bank/CA	(1,388)	(287,320)	(85,030)	1.4%
Autodesk Inc.	(859)	(283,117)	(83,787)	1.4%
Netflix Inc.	(488)	(283,107)	(83,784)	1.4%
IPG Photonics Corp.	(1,140)	(279,511)	(82,720)	1.3%
Micron Technology Inc.	(2,866)	(278,595)	(82,449)	1.3%
Broadcom Inc.	(538)	(277,392)	(82,092)	1.3%
IQVIA Holdings Inc.	(1,027)	(272,206)	(80,558)	1.3%
Estee Lauder Cos Inc./The	(758)	(268,821)	(79,556)	1.3%
Arista Networks Inc.	(754)	(268,382)	(79,426)	1.3%
JB Hunt Transport Services Inc.	(1,380)	(266,130)	(78,760)	1.3%
PulteGroup Inc.	(3,968)	(264,949)	(78,410)	1.3%
CBRE Group Inc.	(2,719)	(261,627)	(77,427)	1.3%
Fastenal Co.	(4,430)	(261,612)	(77,422)	1.3%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Keysight Technologies Inc.	(1,599)	$(260,717)	$(77,158)	1.2%
Texas Instruments Inc.	(1,270)	(258,923)	(76,627)	1.2%
Microchip Technology Inc.	(1,519)	(257,851)	(76,309)	1.2%
Robert Half International Inc.	(2,604)	(257,670)	(76,256)	1.2%
Take-Two Interactive Software Inc.	(1,295)	(256,531)	(75,919)	1.2%
T Rowe Price Group Inc.	(1,252)	(253,423)	(74,999)	1.2%
Dollar General Corp.	(1,044)	(253,327)	(74,971)	1.2%
Expeditors International of Washington Inc.	(2,032)	(252,164)	(74,626)	1.2%
LKQ Corp.	(4,758)	(250,995)	(74,280)	1.2%
AmerisourceBergen Corp.	(1,807)	(246,594)	(72,978)	1.2%
MarketAxess Holdings Inc.	(447)	(246,469)	(72,941)	1.2%
Darden Restaurants Inc.	(1,463)	(242,393)	(71,735)	1.2%
NVR Inc.	(43)	(242,057)	(71,635)	1.2%
Analog Devices Inc.	(1,388)	(240,033)	(71,036)	1.1%
Copart Inc.	(1,700)	(239,134)	(70,770)	1.1%
Electronic Arts Inc.	(1,486)	(238,419)	(70,559)	1.1%
O'Reilly Automotive Inc.	(375)	(234,030)	(69,260)	1.1%
Regeneron Pharmaceuticals Inc.	(429)	(233,056)	(68,971)	1.1%
Starbucks Corp.	(1,785)	(230,886)	(68,329)	1.1%
Broadridge Financial Solutions Inc.	(1,278)	(228,964)	(67,760)	1.1%
Illumina Inc.	(507)	(225,008)	(66,590)	1.1%
Booking Holdings Inc.	(80)	(224,076)	(66,314)	1.1%
Mastercard Inc.	(516)	(222,701)	(65,907)	1.1%
Ulta Beauty Inc.	(597)	(221,986)	(65,695)	1.1%
Cigna Corp.	(784)	(220,386)	(65,222)	1.1%
CH Robinson Worldwide Inc.	(1,966)	(215,517)	(63,781)	1.0%
Ross Stores Inc.	(1,400)	(207,087)	(61,286)	1.0%
Cardinal Health Inc.	(3,037)	(207,011)	(61,264)	1.0%
Global Payments Inc.	(844)	(204,500)	(60,520)	1.0%
McCormick & Co Inc./MD	(1,978)	(201,859)	(59,739)	1.0%
International Flavors & Fragrances Inc.	(1,242)	(199,379)	(59,005)	1.0%
Other Securities	(26,291)	(2,356,936)	(697,521)	10.9%
		$(20,886,950)	$(6,181,363)
Accrued Net Interest Receivable/(Payable)			1,063
			$(6,180,300)
JPNBLQGS
Freeport-McMoRan Inc.	(24,224)	$(1,031,734)	$(324,243)	2.6%
NVIDIA Corp.	(1,250)	(847,937)	(266,481)	2.2%
Quanta Services Inc.	(7,605)	(830,099)	(260,875)	2.1%
Applied Materials Inc.	(4,924)	(738,129)	(231,971)	1.9%
Align Technology Inc.	(1,092)	(734,561)	(230,850)	1.9%
Lam Research Corp.	(1,017)	(712,969)	(224,065)	1.8%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
IDEXX Laboratories Inc.	(1,074)	$(665,734)	$(209,220)	1.7%
Old Dominion Freight Line Inc.	(2,234)	(650,549)	(204,448)	1.7%
FedEx Corp	(1,951)	(639,745)	(201,052)	1.6%
DR Horton Inc.	(5,621)	(623,980)	(196,098)	1.6%
ABIOMED Inc.	(1,716)	(621,471)	(195,309)	1.6%
MSCI Inc.	(1,123)	(615,901)	(193,559)	1.6%
KLA Corp.	(1,721)	(612,837)	(192,596)	1.6%
Fortinet Inc.	(2,614)	(602,919)	(189,479)	1.5%
Chipotle Mexican Grill Inc.	(358)	(602,772)	(189,433)	1.5%
Tapestry Inc.	(10,789)	(583,110)	(183,254)	1.5%
Synopsys Inc.	(2,079)	(580,262)	(182,359)	1.5%
Advanced Micro Devices Inc.	(6,254)	(576,559)	(181,195)	1.5%
Lennar Corp.	(4,926)	(576,403)	(181,146)	1.5%
Twitter Inc.	(9,104)	(567,822)	(178,449)	1.4%
Centene Corp.	(7,884)	(549,802)	(172,786)	1.4%
Nucor Corp.	(5,835)	(542,087)	(170,361)	1.4%
First Republic Bank/CA	(2,614)	(541,044)	(170,034)	1.4%
Autodesk Inc.	(1,617)	(533,129)	(167,546)	1.4%
Netflix Inc.	(919)	(533,110)	(167,540)	1.4%
IPG Photonics Corp.	(2,146)	(526,340)	(165,413)	1.3%
Micron Technology Inc.	(5,397)	(524,615)	(164,871)	1.3%
Broadcom Inc.	(1,014)	(522,349)	(164,158)	1.3%
IQVIA Holdings Inc.	(1,934)	(512,583)	(161,089)	1.3%
Estee Lauder Cos Inc./The	(1,428)	(506,210)	(159,086)	1.3%
Arista Networks Inc.	(1,420)	(505,382)	(158,826)	1.3%
JB Hunt Transport Services Inc.	(2,599)	(501,143)	(157,494)	1.3%
PulteGroup Inc.	(7,472)	(498,918)	(156,795)	1.3%
CBRE Group Inc.	(5,120)	(492,663)	(154,829)	1.3%
Fastenal Co.	(8,343)	(492,634)	(154,820)	1.3%
Keysight Technologies Inc.	(3,011)	(490,949)	(154,290)	1.2%
Texas Instruments Inc.	(2,391)	(487,572)	(153,229)	1.2%
Microchip Technology Inc.	(2,860)	(485,552)	(152,594)	1.2%
Robert Half International Inc.	(4,903)	(485,212)	(152,487)	1.2%
Take-Two Interactive Software Inc.	(2,439)	(483,067)	(151,813)	1.2%
T Rowe Price Group Inc.	(2,358)	(477,214)	(149,974)	1.2%
Dollar General Corp.	(1,967)	(477,034)	(149,917)	1.2%
Expeditors International of Washington Inc.	(3,827)	(474,843)	(149,229)	1.2%
LKQ Corp.	(8,959)	(472,642)	(148,537)	1.2%
AmerisourceBergen Corp.	(3,403)	(464,355)	(145,933)	1.2%
MarketAxess Holdings Inc.	(841)	(464,120)	(145,859)	1.2%
Darden Restaurants Inc.	(2,754)	(456,443)	(143,446)	1.2%
NVR Inc.	(80)	(455,811)	(143,247)	1.2%
See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Analog Devices Inc.	(2,613)	$(452,000)	$(142,050)	1.1%
Copart Inc.	(3,202)	(450,306)	(141,517)	1.1%
Electronic Arts Inc.	(2,798)	(448,961)	(141,095)	1.1%
O'Reilly Automotive Inc.	(706)	(440,695)	(138,497)	1.1%
Regeneron Pharmaceuticals Inc.	(807)	(438,861)	(137,921)	1.1%
Starbucks Corp.	(3,362)	(434,775)	(136,637)	1.1%
Broadridge Financial Solutions Inc.	(2,406)	(431,155)	(135,499)	1.1%
Illumina Inc.	(955)	(423,707)	(133,158)	1.1%
Booking Holdings Inc.	(151)	(421,951)	(132,606)	1.1%
Mastercard Inc.	(972)	(419,362)	(131,793)	1.1%
Ulta Beauty Inc.	(1,124)	(418,016)	(131,370)	1.1%
Cigna Corp.	(1,476)	(415,004)	(130,423)	1.1%
CH Robinson Worldwide Inc.	(3,701)	(405,834)	(127,541)	1.0%
Ross Stores Inc.	(2,637)	(389,961)	(122,553)	1.0%
Cardinal Health Inc.	(5,720)	(389,818)	(122,508)	1.0%
Global Payments Inc.	(1,589)	(385,088)	(121,021)	1.0%
McCormick & Co Inc./MD	(3,724)	(380,114)	(119,458)	1.0%
International Flavors & Fragrances Inc.	(2,338)	(375,445)	(117,991)	1.0%
Other Securities	(49,508)	(4,438,277)	(1,394,814)	10.9%
		$(39,331,646)	$(12,360,737)
Accrued Net Interest Receivable/(Payable)			1,950
			$(12,358,787)
JPNBLQGS
Freeport-McMoRan Inc.	(24,748)	$(1,054,082)	$(308,260)	2.6%
NVIDIA Corp.	(1,278)	(866,304)	(253,345)	2.2%
Quanta Services Inc.	(7,770)	(848,079)	(248,015)	2.1%
Applied Materials Inc.	(5,031)	(754,117)	(220,537)	1.9%
Align Technology Inc.	(1,116)	(750,472)	(219,471)	1.9%
Lam Research Corp.	(1,039)	(728,413)	(213,020)	1.8%
IDEXX Laboratories Inc.	(1,097)	(680,154)	(198,907)	1.7%
Old Dominion Freight Line Inc.	(2,283)	(664,640)	(194,370)	1.7%
FedEx Corp.	(1,993)	(653,602)	(191,142)	1.6%
DR Horton Inc.	(5,742)	(637,496)	(186,432)	1.6%
ABIOMED Inc.	(1,753)	(634,933)	(185,682)	1.6%
MSCI Inc.	(1,147)	(629,242)	(184,018)	1.6%
KLA Corp.	(1,758)	(626,111)	(183,102)	1.6%
Fortinet Inc.	(2,670)	(615,978)	(180,139)	1.5%
Chipotle Mexican Grill Inc.	(365)	(615,828)	(180,095)	1.5%
Tapestry Inc.	(11,023)	(595,741)	(174,221)	1.5%
Synopsys Inc.	(2,124)	(592,831)	(173,370)	1.5%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Advanced Micro Devices Inc.	(6,390)	$(589,047)	$(172,263)	1.5%
Lennar Corp.	(5,033)	(588,888)	(172,216)	1.5%
Twitter Inc.	(9,301)	(580,121)	(169,653)	1.4%
Centene Corp.	(8,055)	(561,711)	(164,269)	1.4%
Nucor Corp.	(5,961)	(553,829)	(161,964)	1.4%
First Republic Bank/CA	(2,671)	(552,763)	(161,652)	1.4%
Autodesk Inc.	(1,652)	(544,677)	(159,287)	1.4%
Netflix Inc.	(939)	(544,658)	(159,282)	1.4%
IPG Photonics Corp.	(2,193)	(537,741)	(157,259)	1.3%
Micron Technology Inc.	(5,513)	(535,979)	(156,744)	1.3%
Broadcom Inc.	(1,036)	(533,663)	(156,066)	1.3%
IQVIA Holdings Inc.	(1,976)	(523,686)	(153,149)	1.3%
Estee Lauder Cos Inc./The	(1,459)	(517,175)	(151,244)	1.3%
Arista Networks Inc.	(1,450)	(516,329)	(150,997)	1.3%
JB Hunt Transport Services Inc.	(2,655)	(511,998)	(149,731)	1.3%
PulteGroup Inc.	(7,634)	(509,725)	(149,066)	1.3%
CBRE Group Inc.	(5,231)	(503,335)	(147,197)	1.3%
Fastenal Co.	(8,524)	(503,305)	(147,188)	1.3%
Keysight Technologies Inc.	(3,076)	(501,584)	(146,685)	1.2%
Texas Instruments Inc.	(2,443)	(498,133)	(145,676)	1.2%
Microchip Technology Inc.	(2,922)	(496,070)	(145,072)	1.2%
Robert Half International Inc.	(5,010)	(495,722)	(144,971)	1.2%
Take-Two Interactive Software Inc.	(2,491)	(493,531)	(144,330)	1.2%
T Rowe Price Group Inc.	(2,409)	(487,550)	(142,581)	1.2%
Dollar General Corp.	(2,009)	(487,367)	(142,527)	1.2%
Expeditors International of Washington Inc.	(3,910)	(485,128)	(141,873)	1.2%
LKQ Corp.	(9,153)	(482,879)	(141,215)	1.2%
AmerisourceBergen Corp.	(3,477)	(474,414)	(138,739)	1.2%
MarketAxess Holdings Inc.	(859)	(474,173)	(138,669)	1.2%
Darden Restaurants Inc.	(2,814)	(466,330)	(136,375)	1.2%
NVR Inc.	(82)	(465,684)	(136,186)	1.2%
Analog Devices Inc.	(2,669)	(461,791)	(135,048)	1.1%
Copart Inc.	(3,271)	(460,060)	(134,542)	1.1%
Electronic Arts Inc.	(2,858)	(458,686)	(134,140)	1.1%
O'Reilly Automotive Inc.	(721)	(450,240)	(131,670)	1.1%
Regeneron Pharmaceuticals Inc.	(825)	(448,367)	(131,122)	1.1%
Starbucks Corp.	(3,435)	(444,193)	(129,901)	1.1%
Broadridge Financial Solutions Inc.	(2,459)	(440,494)	(128,820)	1.1%
Illumina Inc.	(976)	(432,885)	(126,594)	1.1%
Booking Holdings Inc.	(155)	(431,091)	(126,070)	1.1%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Mastercard Inc.	(993)	$(428,446)	$(125,296)	1.1%
Ulta Beauty Inc.	(1,148)	(427,070)	(124,894)	1.1%
Cigna Corp.	(1,508)	(423,993)	(123,994)	1.1%
CH Robinson Worldwide Inc.	(3,781)	(414,624)	(121,254)	1.0%
Ross Stores Inc.	(2,694)	(398,407)	(116,512)	1.0%
Cardinal Health Inc.	(5,844)	(398,261)	(116,469)	1.0%
Global Payments Inc.	(1,623)	(393,429)	(115,056)	1.0%
McCormick & Co Inc./MD	(3,805)	(388,348)	(113,570)	1.0%
International Flavors & Fragrances Inc.	(2,389)	(383,578)	(112,175)	1.0%
Other Securities	(50,581)	(4,534,414)	(1,326,055)	10.9%
		$(40,183,595)	$(11,751,434)
Accrued Net Interest Receivable/(Payable)			2,056
			$(11,749,378)
JPNBLQGS
Freeport-McMoRan Inc.	(15,173)	$(646,231)	$(292,364)	2.6%
NVIDIA Corp.	(783)	(531,108)	(240,281)	2.2%
Quanta Services Inc.	(4,763)	(519,935)	(235,226)	2.1%
Applied Materials Inc.	(3,084)	(462,330)	(209,164)	1.9%
Align Technology Inc.	(684)	(460,095)	(208,153)	1.9%
Lam Research Corp.	(637)	(446,571)	(202,035)	1.8%
IDEXX Laboratories Inc.	(672)	(416,985)	(188,650)	1.7%
Old Dominion Freight Line Inc.	(1,399)	(407,474)	(184,347)	1.7%
FedEx Corp.	(1,222)	(400,707)	(181,285)	1.6%
DR Horton Inc.	(3,521)	(390,833)	(176,818)	1.6%
ABIOMED Inc.	(1,075)	(389,261)	(176,107)	1.6%
MSCI Inc.	(703)	(385,772)	(174,528)	1.6%
KLA Corp.	(1,078)	(383,853)	(173,660)	1.6%
Fortinet Inc.	(1,637)	(377,640)	(170,850)	1.5%
Chipotle Mexican Grill Inc.	(224)	(377,549)	(170,808)	1.5%
Tapestry Inc.	(6,758)	(365,233)	(165,237)	1.5%
Synopsys Inc.	(1,302)	(363,449)	(164,429)	1.5%
Advanced Micro Devices Inc.	(3,917)	(361,130)	(163,380)	1.5%
Lennar Corp.	(3,085)	(361,032)	(163,336)	1.5%
Twitter Inc.	(5,702)	(355,657)	(160,904)	1.4%
Centene Corp.	(4,938)	(344,370)	(155,798)	1.4%
Nucor Corp.	(3,654)	(339,538)	(153,612)	1.4%
First Republic Bank/CA	(1,637)	(338,885)	(153,316)	1.4%
Autodesk Inc.	(1,013)	(333,928)	(151,073)	1.4%
Netflix Inc.	(576)	(333,916)	(151,068)	1.4%
IPG Photonics Corp.	(1,344)	(329,675)	(149,150)	1.3%
Micron Technology Inc.	(3,380)	(328,595)	(148,661)	1.3%
Broadcom Inc.	(635)	(327,175)	(148,019)	1.3%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
IQVIA Holdings Inc.	(1,211)	$(321,058)	$(145,251)	1.3%
Estee Lauder Cos Inc./The	(895)	(317,066)	(143,445)	1.3%
Arista Networks Inc.	(889)	(316,548)	(143,211)	1.3%
JB Hunt Transport Services Inc.	(1,628)	(313,893)	(142,009)	1.3%
PulteGroup Inc.	(4,680)	(312,499)	(141,379)	1.3%
CBRE Group Inc.	(3,207)	(308,582)	(139,607)	1.3%
Fastenal Co.	(5,226)	(308,563)	(139,598)	1.3%
Keysight Technologies Inc.	(1,886)	(307,508)	(139,121)	1.2%
Texas Instruments Inc.	(1,498)	(305,392)	(138,164)	1.2%
Microchip Technology Inc.	(1,792)	(304,128)	(137,591)	1.2%
Robert Half International Inc.	(3,071)	(303,914)	(137,495)	1.2%
Take-Two Interactive Software Inc.	(1,527)	(302,571)	(136,887)	1.2%
T Rowe Price Group Inc.	(1,477)	(298,905)	(135,229)	1.2%
Dollar General Corp.	(1,232)	(298,792)	(135,178)	1.2%
Expeditors International of Washington Inc.	(2,397)	(297,420)	(134,557)	1.2%
LKQ Corp.	(5,611)	(296,041)	(133,933)	1.2%
AmerisourceBergen Corp.	(2,132)	(290,851)	(131,585)	1.2%
MarketAxess Holdings Inc.	(527)	(290,703)	(131,518)	1.2%
Darden Restaurants Inc.	(1,725)	(285,895)	(129,343)	1.2%
NVR Inc.	(50)	(285,499)	(129,163)	1.2%
Analog Devices Inc.	(1,637)	(283,112)	(128,084)	1.1%
Copart Inc.	(2,006)	(282,051)	(127,604)	1.1%
Electronic Arts Inc.	(1,752)	(281,208)	(127,223)	1.1%
O'Reilly Automotive Inc.	(442)	(276,031)	(124,880)	1.1%
Regeneron Pharmaceuticals Inc.	(506)	(274,882)	(124,361)	1.1%
Starbucks Corp.	(2,106)	(272,323)	(123,203)	1.1%
Broadridge Financial Solutions Inc.	(1,507)	(270,056)	(122,177)	1.1%
Illumina Inc.	(598)	(265,391)	(120,066)	1.1%
Booking Holdings Inc.	(95)	(264,291)	(119,569)	1.1%
Mastercard Inc.	(609)	(262,669)	(118,835)	1.1%
Ulta Beauty Inc.	(704)	(261,826)	(118,453)	1.1%
Cigna Corp.	(924)	(259,939)	(117,600)	1.1%
CH Robinson Worldwide Inc.	(2,318)	(254,196)	(115,002)	1.0%
Ross Stores Inc.	(1,652)	(244,253)	(110,504)	1.0%
Cardinal Health Inc.	(3,583)	(244,164)	(110,463)	1.0%
Global Payments Inc.	(995)	(241,201)	(109,123)	1.0%
McCormick & Co Inc./MD	(2,333)	(238,086)	(107,713)	1.0%
International Flavors & Fragrances Inc.	(1,464)	(235,162)	(106,390)	1.0%
Other Securities	(31,012)	(2,779,929)	(1,257,676)	10.9%
		$(24,635,525)	$(11,145,449)
Accrued Net Interest Receivable/(Payable)			234
			$(11,145,215)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3
Freeport-McMoRan Inc.	(19,730)	$(1,800,183)	$(477,954)	1.4%
Newmont Corp.	(10,613)	(1,602,580)	(425,490)	1.3%
Analog Devices Inc.	(4,181)	(1,549,355)	(411,359)	1.2%
Fidelity National Information Services I	(4,021)	(1,487,530)	(394,944)	1.2%
Agilent Technologies Inc.	(4,390)	(1,419,338)	(376,839)	1.1%
IQVIA Holdings Inc.	(2,381)	(1,352,136)	(358,997)	1.1%
Roper Technologies Inc.	(1,113)	(1,201,977)	(319,129)	0.9%
Zimmer Biomet Holdings Inc.	(2,757)	(1,181,771)	(313,764)	0.9%
Archer-Daniels-Midland Co.	(7,491)	(1,144,286)	(303,812)	0.9%
Corning Inc.	(10,593)	(1,133,092)	(300,840)	0.9%
Willis Towers Watson PLC	(1,767)	(1,106,880)	(293,880)	0.9%
Parker-Hannifin Corp.	(1,437)	(1,091,190)	(289,715)	0.9%
Synopsys Inc.	(1,813)	(1,083,919)	(287,784)	0.8%
Fifth Third Bancorp.	(10,458)	(1,025,829)	(272,361)	0.8%
Stanley Black & Decker Inc.	(2,050)	(1,025,713)	(272,330)	0.8%
Ball Corp.	(4,439)	(1,005,636)	(267,000)	0.8%
PACCAR Inc.	(4,536)	(986,343)	(261,877)	0.8%
First Republic Bank/CA	(2,206)	(978,050)	(259,675)	0.8%
Ameriprise Financial Inc.	(1,551)	(969,378)	(257,373)	0.8%
Kansas City Southern	(1,359)	(961,145)	(255,187)	0.7%
Kroger Co/The	(10,532)	(931,169)	(247,228)	0.7%
Williams Cos Inc/The	(15,786)	(930,432)	(247,033)	0.7%
Keysight Technologies Inc.	(2,537)	(886,040)	(235,247)	0.7%
Motorola Solutions Inc.	(1,921)	(874,972)	(232,308)	0.7%
Arthur J Gallagher & Co.	(2,439)	(855,387)	(227,108)	0.7%
Liberty Broadband Corp.	(2,161)	(850,986)	(225,940)	0.7%
Laboratory Corp of America Holdings	(1,284)	(826,084)	(219,328)	0.6%
Nucor Corp.	(4,104)	(816,833)	(216,872)	0.6%
AMETEK Inc.	(2,485)	(811,254)	(215,391)	0.6%
Cummins Inc.	(1,280)	(780,487)	(207,222)	0.6%
Hartford Financial Services Group Inc/Th	(4,780)	(762,815)	(202,530)	0.6%
Qorvo Inc.	(1,647)	(749,848)	(199,087)	0.6%
Dollar Tree Inc.	(2,670)	(742,223)	(197,063)	0.6%
Regions Financial Corp.	(14,001)	(738,492)	(196,072)	0.6%
Tyson Foods Inc.	(3,879)	(726,937)	(193,004)	0.6%
KeyCorp.	(13,755)	(724,208)	(192,280)	0.6%
M&T Bank Corp.	(1,864)	(711,097)	(188,799)	0.6%
Citizens Financial Group Inc.	(6,343)	(710,328)	(188,594)	0.6%
Republic Services Inc.	(2,726)	(701,044)	(186,129)	0.5%
Dover Corp.	(1,938)	(699,733)	(185,781)	0.5%
Western Digital Corp.	(4,044)	(691,112)	(183,493)	0.5%
International Paper Co.	(4,878)	(684,583)	(181,759)	0.5%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont'd)
Ally Financial Inc.	(5,452)	$(678,666)	$(180,188)	0.5%
Yum China Holdings Inc.	(4,455)	(678,301)	(180,091)	0.5%
McCormick & Co Inc/MD	(3,081)	(673,566)	(178,834)	0.5%
Discover Financial Services	(2,428)	(669,684)	(177,803)	0.5%
Synchrony Financial	(6,293)	(666,051)	(176,839)	0.5%
Trimble Inc.	(3,338)	(662,353)	(175,857)	0.5%
Best Buy Co Inc.	(2,340)	(658,326)	(174,788)	0.5%
Trane Technologies PLC	(1,512)	(635,889)	(168,831)	0.5%
Other Securities	(691,784)	(81,528,220)	(21,646,011)	63.6%
		$(128,163,451)	$(34,027,820)
Accrued Net Interest Receivable/(Payable)			1,118
			(34,026,702)
Total Return Basket Swaps, at value			$(122,932,788)

(b)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2021.

Total return swap contracts ("total return swaps")

At April 30, 2021, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps—Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily Total Return World Gross Industrial USD Index	USD	(10,769,656)	5/16/2022	0.26%	0.08%	3M USD LIBOR	3M/T	$(1,591,696)	$3,054	$(1,588,642)
JPM	S&P 500 Equal Weighted USD Total Return Index	USD	(222,466,107)	5/4/2022	0.26%	0.15%	1M USD LIBOR	1M/T	(54,104,825)	22,277	(54,082,548)
Total									$(55,696,521)	$25,331	$(55,671,190)

(a)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

(b)   Effective rate at April 30, 2021.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

At April 30, 2021, the Fund had cash collateral of $9,640,000 and $204,840,000 deposited in segregated accounts for Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

For the six months ended April 30, 2021, the average notional value for the months where the Fund had total return basket swaps and total return swaps outstanding was $(596,694,959) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Exchange-Traded Funds
SPDR S&P Insurance ETF	3,950	$15,507,700	$41	9/17/2021	$444,375
Multiline Retail
Dollar Tree, Inc.	1,750	20,107,500	115	8/20/2021	1,181,250
Road & Rail
Uber Technologies, Inc.	1,180	6,462,860	60	6/18/2021	234,820
Software
Adobe, Inc.	267	13,572,678	520	5/21/2021	177,555
Alteryx, Inc.	1,334	10,905,450	150	5/21/2021	19,343
Sumo Logic, Inc.	4,400	8,575,600	25	8/20/2021	693,000
					889,898
Specialty Retail
Floor & Decor Holdings, Inc.	1,200	13,310,400	120	7/16/2021	642,000
O'Reilly Automotive, Inc.	250	13,822,000	460	5/21/2021	2,327,500
					2,969,500
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	4,150	19,857,750	37.5	5/21/2021	4,544,250
Total Calls					$10,264,093
Puts
Software
Triterras, Inc.	9,003	1,161,387	5	8/20/2021	585,195
Triterras, Inc.	9,005	1,161,645	5	5/21/2021	112,563
Total puts					697,758
Total options purchased (cost $9,333,858)					$10,961,851

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Written option contracts ("options written")

At April 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Diversified Financial Services
Fintech Acquisition Corp. V	4,000	$(4,452,000)	$12.5	8/20/2021	$(440,000)
Fintech Acquisition Corp. V	2,419	(2,692,347)	15	11/19/2021	(229,805)
Social Capital Hedosophia Holdings Corp.	4,000	(6,800,000)	22.5	1/21/2022	(714,000)
					(1,383,805)
IT Services
Paya Holdings, Inc.	9,000	(10,044,000)	15	8/20/2021	(292,500)
Software
Triterras, Inc.	9,005	(1,161,645)	12.5	5/21/2021	(67,538)
Triterras, Inc.	3,014	(388,806)	7.5	1/20/2023	(587,730)
					(655,268)
Total calls					$(2,331,573)
Puts
Capital Markets
Blackstone Group, Inc.	1,827	(16,167,123)	50	6/18/2021	$(7,308	)(a)(b)
Exchange-Traded Funds
SPDR S&P Insurance ETF	3,950	(15,507,700)	33	9/17/2021	(167,875)
Food Products
Campbell Soup Co.	4,000	(19,100,000)	45	5/21/2021	(60,000)
Hotels, Restaurants & Leisure
Shake Shack, Inc.	1,100	(11,962,500)	105	6/18/2021	(682,000)
Internet & Direct Marketing Retail
Chewy, Inc.	1,700	(13,552,400)	70	7/16/2021	(569,500)
IT Services
Paya Holdings, Inc.	9,000	(10,044,000)	10	8/20/2021	(517,500)
Multiline Retail
Dollar Tree, Inc.	1,750	(20,107,500)	100	8/20/2021	(340,375)
Road & Rail
Uber Technologies, Inc.	1,180	(6,462,860)	50	6/18/2021	(202,960)
Software
Adobe, Inc.	267	(13,572,678)	410	5/21/2021	(13,083)
Alteryx, Inc.	1,334	(10,905,450)	90	5/21/2021	(1,460,730)
Sumo Logic, Inc.	4,400	(8,575,600)	17.5	8/20/2021	(924,000)
					(2,397,813)
Specialty Retail
Floor & Decor Holdings, Inc.	1,200	(13,310,400)	100	10/15/2021	(948,000)
O'Reilly Automotive, Inc.	250	(13,822,000)	420	8/20/2021	(53,125)
					(1,001,125)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Textiles, Apparel & Luxury Goods
NIKE, Inc.	900	$(11,935,800)	$125	5/21/2021	$(61,200)
Tapestry, Inc.	4,150	(19,857,750)	30	5/21/2021	—	(a)(b)
Under Armour, Inc.	16,500	(40,111,500)	12.5	7/16/2021	(90,750	)(a)(b)
					(151,950)
Total puts					$(6,098,406)
Total options written (premium received $16,278,831)					$(8,429,979)

(a)  Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

For the six months ended April 30, 2021, the average market value for the months where the Fund had options purchased and options written outstanding was $11,786,981 and $(7,474,023), respectively. At April 30, 2021, the Fund had securities pledged in the amount of $172,652,185 to cover collateral requirements for options written.

Private Investment In Public Equity—(PIPE)(a)

Counterparty	Referenced Obligation*	Notional Amount	Closing Date	Unrealized Appreciation/ (Depreciation)		% of Net Assets
Churchill Capital Corp. IV Class A(b)	Churchill Capital Corp. IV Class A	$25,999,995	TBD(d)	$—	(c)	0.0%

*  Non-income producing.

(a)  See Note A of the Notes to Financial Statements.

(b)  This investment has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At April 30, 2021, this investment amounted to $0 which represents 0.0% of net assets of the Fund.

Restricted Security	Subscirption Agreement Date	Amount Committed	Amount Committed Percentage of Net Assets as of Subscription Agreement Date	Notional Value as of 4/30/2021	Notional Fair Value Percentage of Net Assets as of 4/30/2021
Churchill Capital Corp. IV	2/22/21	$25,999,995	0.6%	$25,999,995	0.5%

(c)  Investment fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such investments at April 30, 2021 amounted to $0, which represents 0.0% of net assets of the Fund.

(d)  Closing date is not known until certain conditions are met.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services & Supplies	$69,412,707	$—	$23,385,627	$92,798,334
Diversified Telecommunication Services	—	8,166,362	—	8,166,362
Food Products	118,033,345	13,350,000	—	131,383,345
IT Services	229,948,607	—	10,667,962	240,616,569
Oil, Gas & Consumable Fuels	44,691,059	—	1,612,100	46,303,159
Software	590,688,307	13,414,440	5,051,953	609,154,700
Other Common Stocks(a)	2,736,117,122	—	—	2,736,117,122
Total Common Stocks	3,788,891,147	34,930,802	40,717,642	3,864,539,591
Common Stock Units	10,845,648	—	—	10,845,648
Preferred Stocks
Hotels, Restaurants & Leisure	—	—	7,522,816	7,522,816
Software	—	—	55,207,814	55,207,814
Specialty Retail	—	—	74,222,120	74,222,120
Total Preferred Stocks	—	—	136,952,750	136,952,750
Convertible Preferred Stocks	12,414,402	—	—	12,414,402
Loan Assignments
Leisure Goods—Activities—Movies	—	—	25,500,000	25,500,000
Other Loan Assignments(a)	—	7,469,508	—	7,469,508
Total Loan Assignments	—	7,469,508	25,500,000	32,969,508
Corporate Bonds(a)	—	156,012,822	—	156,012,822
Convertible Bonds(a)	—	8,072,868	—	8,072,868
Master Limited Partnerships and Limited Partnerships(a)	100,486,802	—	—	100,486,802
Warrants
Diversified Consumer Services	187,782	3,756,670	—	3,944,452
Food Products	632,939	1,459,744	—	2,092,683
Total Warrants	820,721	5,216,414	—	6,037,135
Options Purchased(b)	10,961,851	—	—	10,961,851
Short-Term Investments	—	257,925,277	—	257,925,277
Total Investments	$3,924,420,571	$469,627,691	$203,170,392	$4,597,218,654

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2021
Investments in Securities:
Common Stocks(d)(h)	$30,477	$—	$—	$(3,873)	$4,500	$(56,000)	$65,613	$—	$40,717	$(3,873)
Preferred Stocks(d)	59,250	—	—	40,009	37,694	—	—	—	136,953	40,009
Loan Assignments(d)	23,250	21	—	2,229	—	—	—	—	25,500	2,229
Warrants(d)(h)	—	—	—	—	—	—	—	—	—	—
Total	$112,977	$21	$—	$38,365	$42,194	$(56,000)	$65,613	$—	$203,170	$38,365

(d)  Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2021	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(f)	Impact to valuation from increase in input(g)
Common Stocks	$1,612,100	Market Comparables	Enterprise value/	12.5x	12.5x	Increase
			EBITDA multiple(e) (EV/EBITDA)
Common Stocks	28,437,581	Market Comparables	Enterprise value/	5.0x – 14.0x	6.6x	Increase
			Revenue multiple(e) (EV/Revenue)
Common Stocks	10,667,962	Market Approach	Transaction Price	$9.3728	$9.3728	Increase
Preferred Stocks	25,847,817	Market Comparables	Enterprise value/	4.0x – 14.0x	11.8x	Increase
			Revenue multiple(e) (EV/Revenue)
Preferred Stocks	111,104,933	Market Approach	Transaction Price	$17.10 – $35,000	$11,049.20	Increase
Loan Assignments	25,500,000	Market Comparables	Yield	8%	8%	Decrease
Warrants	—	Market Approach	Transaction price	$0.00	—	Increase

(e)  Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(f)  The weighted averages disclosed in the table above were weighted by relative fair value.

(g)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(h)  Certain securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(343,676,468)	$—	$—	$(343,676,468)
Corporate Bonds Sold Short(a)	—	(49,981,420)	—	(49,981,420)
Exchange-Traded Funds Sold Short	(56,195,915)	—	—	(56,195,915)
Total Short Positions	$(399,872,383)	$(49,981,420)	$—	$(449,853,803)

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$403,218	$—	$—	$403,218
Liabilities	(43,618,861)	—	—	(43,618,861)
Swaps
Liabilities	—	(178,603,978)	—	(178,603,978)
Options Written(b)
Liabilities	(8,331,921)	—	(98,058)	(8,429,979)
PIPE(a)
Assets	—	—	—	—
Total	$(51,547,564)	$(178,603,978)	$(98,058)	$(230,249,600)

(a)  Futures and derivative-PIPE transactions are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2021
Other Financial Instruments:
Options Written(c)	$—	$—	$—	$2,588	$—	$(2,686)	$—	$—	$(98)	$2,588
Total	$—	$—	$—	$2,588	$—	$(2,686)	$—	$—	$(98)	$2,588
See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  For the six months ended April 30, 2021, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) April 30, 2021

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 94.6%
	U.S. Treasury Notes
$99,900,000	2.63%, due 6/15/2021-12/15/2021	$100,821,544	(a)
50,500,000	2.75%, due 9/15/2021	51,005,000
48,700,000	2.38%, due 3/15/2022	49,677,805
47,900,000	1.75%, due 6/15/2022	48,798,125
50,100,000	1.50%, due 9/15/2022	51,055,031
50,100,000	1.63%, due 12/15/2022	51,313,360	(a)
31,800,000	0.50%, due 3/15/2023	32,006,203
	Total U.S. Treasury Obligations (Cost $383,081,518)	384,677,068
NUMBER OF SHARES
Short-Term Investments 5.7%
Investment Companies 5.7%
23,322,231	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $23,322,231)	23,322,231	(c)
	Total Investments 100.3% (Cost $406,403,749)	407,999,299
	Liabilities Less Other Assets (0.3)%	(1,165,885	)(d)
	Net Assets 100.0%	$406,833,414

(a)  All or a portion of the security is pledged as collateral for options written.

(b)  Represents 7-day effective yield as of April 30, 2021.

(c)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $23,322,231.

(d)  Includes the impact of the Fund's open positions in derivatives at April 30, 2021.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At April 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	38	$(8,612,506)	$2,235	5/7/2021	$(64,790)
Russell 2000 Index	22	(4,986,188)	2,260	5/7/2021	(56,430)
Russell 2000 Index	9	(2,039,804)	2,270	5/7/2021	(26,910)
Russell 2000 Index	16	(3,626,318)	2,210	5/14/2021	(34,800)
Russell 2000 Index	22	(4,986,188)	2,235	5/14/2021	(64,020)
Russell 2000 Index	7	(1,586,514)	2,250	5/14/2021	(24,045)
Russell 2000 Index	25	(5,666,123)	2,255	5/14/2021	(90,625)
Russell 2000 Index	2	(453,290)	2,180	5/21/2021	(4,620)
Russell 2000 Index	1	(226,645)	2,240	5/21/2021	(4,010)
Russell 2000 Index	5	(1,133,225)	2,250	5/21/2021	(21,875)
Russell 2000 Index	62	(14,051,984)	2,260	5/21/2021	(295,120)
Russell 2000 Index	44	(9,972,376)	2,250	5/28/2021	(233,640)
Russell 2000 Index	20	(4,532,898)	2,300	5/28/2021	(150,900)
S&P 500 Index	38	(15,888,446)	4,070	5/7/2021	(19,950)
S&P 500 Index	168	(70,243,656)	4,075	5/7/2021	(93,240)
S&P 500 Index	3	(1,254,351)	4,165	5/7/2021	(6,000)
S&P 500 Index	16	(6,689,872)	4,090	5/14/2021	(31,200)
S&P 500 Index	13	(5,435,521)	4,105	5/14/2021	(28,600)
S&P 500 Index	38	(15,888,446)	4,125	5/14/2021	(97,850)
S&P 500 Index	48	(20,069,616)	4,130	5/14/2021	(128,640)
S&P 500 Index	56	(23,414,552)	4,165	5/14/2021	(201,040)
S&P 500 Index	42	(17,560,914)	4,175	5/14/2021	(164,640)
S&P 500 Index	5	(2,090,585)	4,155	5/21/2021	(22,775)
S&P 500 Index	17	(7,107,989)	4,160	5/21/2021	(79,985)
S&P 500 Index	190	(79,442,230)	4,175	5/21/2021	(987,050)
S&P 500 Index	179	(74,842,943)	4,175	5/28/2021	(1,150,075)
S&P 500 Index	11	(4,599,287)	4,185	5/28/2021	(74,690)
S&P 500 Index	17	(7,107,989)	4,190	5/28/2021	(118,660)
Total options written (premium received $7,118,883)					$(4,276,180)

For the six months ended April 30, 2021, the Fund had an average market value for the months where the Fund had options written was $(8,884,840). At April 30, 2021, the Fund had securities pledged in the amount of $114,120,795 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$384,677,068	$—	$384,677,068
Short-Term Investments	—	23,322,231	—	23,322,231
Total Investments	$—	$407,999,299	$—	$407,999,299

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(4,276,180)	$—	$—	$(4,276,180)
Total	$(4,276,180)	$—	$—	$(4,276,180)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2021	April 30, 2021	April 30, 2021	April 30, 2021
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$150,751,741	$10,499,157	$4,597,218,654	$407,999,299
Cash	—	—	2,576,832	—
Foreign currency(b)	—	10,010	55	—
Cash collateral segregated for short sales (Note A)	—	—	522,223,537	—
Cash collateral segregated for futures contracts (Note A)	—	53,521	89,229,142	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—	214,480,000	—
Receivable from broker	—	—	25,182,833	—
Dividends and interest receivable	79,451	28,869	6,240,277	2,051,215
Receivable for securities sold	—	—	35,774,312	1,379,975
Receivable for accumulated variation margin on futures contracts (Note A)	11,946,082	25,985	—	—
Receivable from Management—net (Note B)	38,181	30,570	—	—
Receivable for Fund shares sold	353,120	—	14,690,113	75,488
Receivable for securities lending income (Note A)	—	—	216	—
Over-the-counter swap contracts, at value (Note A)	—	22,373	—	—
Prepaid expenses and other assets	19,670	39,355	85,822	32,069
Total Assets	163,188,245	10,709,840	5,507,701,793	411,538,046
Liabilities
Investments sold short, at value(c) (Note A)	—	—	449,853,803	—
Over-the-counter swap contracts, at value (Note A)	—	8,570	178,603,978	—
Dividends and interest payable for short sales and reverse repurchase agreements	—	—	1,763,014	—
Cash collateral segregated for futures contracts due to broker (Note A)	1,036,513	—	—	—
Payable to investment manager—net (Notes A & B)	57,397	4,719	4,218,439	150,925
Option contracts written, at value(d) (Note A)	—	6,433	8,429,979	4,276,180
Payable for securities purchased	10,918,855	8,632	49,672,324	14,145
Payable for Fund shares redeemed	201,017	—	5,611,331	148,099
Payable for accumulated variation margin on futures contracts (Note A)	—	—	43,215,643	—
Payable for forward foreign currency contracts (Note A)	—	1,094	—	—
Payable to administrator—net (Note B)	—	—	673,361	27,716
Payable to trustees	6,317	6,317	6,317	6,317
Payable for audit fees	35,826	28,585	24,236	23,654
Payable for custodian fees	16,880	29,179	91,567	16,320
Payable for legal fees	29,163	26,216	26,148	26,131
Payable for loaned securities collateral (Note A)	—	—	506,680	—
Other accrued expenses and payables	17,885	2,309	90,615	15,145
Total Liabilities	12,319,853	122,054	742,787,435	4,704,632

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2021	April 30, 2021	April 30, 2021	April 30, 2021
Private investment in public equity—derivative, at value (Note A)	$—	$—	$—	$—
Private investment in public equity—subscription agreement (Note A)	—	—	—	—
Net Assets	$150,868,392	$10,587,786	$4,764,914,358	$406,833,414
Net Assets consist of:
Paid-in capital	$115,806,949	$8,552,677	$3,740,114,139	$340,743,530
Total distributable earnings/(losses)	35,061,443	2,035,109	1,024,800,219	66,089,884
Net Assets	$150,868,392	$10,587,786	$4,764,914,358	$406,833,414
Net Assets
Institutional Class	$126,382,923	$7,996,550	$4,565,417,931	$247,788,478
Class A	24,448,301	1,312,631	141,616,401	4,376,808
Class C	37,168	1,247,224	57,880,026	1,013,782
Class R6	—	31,381	—	153,654,346
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	18,049,460	603,376	263,905,982	19,205,401
Class A	3,554,394	99,725	8,265,578	339,779
Class C	5,403	97,629	3,448,059	79,967
Class R6	—	2,367	—	11,901,389
Net Asset Value, offering and redemption price per share
Institutional Class	$7.00	$13.25	$17.30	$12.90
Class R6	—	13.26	—	12.91
Net Asset Value and redemption price per share
Class A	$6.88	$13.16	$17.13	$12.88
Offering Price per share
Class A‡	$7.30	$13.96	$18.18	$13.67
Net Asset Value and offering price per share
Class C^	$6.88	$12.78	$16.79	$12.68
† Securities on loan, at value:
Unaffiliated issuers	$—	$—	$496,521	$—
* Cost of Investments:
(a) Unaffiliated issuers	$150,591,636	$9,738,029	$3,288,471,973	$406,403,749
(b) Total cost of foreign currency	$—	$10,176	$55	$—
(c) Proceeds from investments sold short	$—	$—	$414,801,307	$—
(d) Premium received from option contracts written	$—	$7,345	$16,278,831	$7,118,883

**  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$59,655	$25,701,154	$—
Dividend income—affiliated issuers (Note F)	—	12,380	—	—
Interest and other income—unaffiliated issuers	293,338	32,380	10,711,918	1,812,801
Income from securities loaned—net	—	—	120,192	—
Foreign taxes withheld	—	(3,289)	(330,328)	—
Total income	$293,338	$101,126	$36,202,936	$1,812,801
Expenses:
Investment management fees (Notes A & B)	314,486	27,727	23,458,820	868,510
Administration fees (Note B):
Institutional Class	78,388	5,533	3,068,854	181,237
Class A	27,650	1,674	168,769	5,983
Class C	10	1,804	75,434	1,182
Class R6	—	7	—	34,711
Distribution fees (Note B):
Class A	26,587	1,609	162,278	5,752
Class C	38	6,939	290,130	4,547
Shareholder servicing agent fees:
Institutional Class	742	173	15,233	748
Class A	2,252	280	1,508	350
Class C	15	150	757	222
Class R6	—	43	—	126
Audit fees	35,825	28,585	25,236	23,654
Subsidiary Administration Fees	24,726	—	—	—
Custodian and accounting fees	46,751	75,851	348,080	49,682
Insurance	2,177	237	54,003	4,957
Legal fees	33,519	28,312	28,164	28,227
Registration and filing fees	30,255	30,031	66,945	41,309
Shareholder reports	5,178	1,393	85,679	3,904
Trustees' fees and expenses	23,609	23,609	23,609	23,609
Dividend and interest expense on securities sold short (Note A)	—	—	7,248,273	—
Interest	2,550	396	71,172	—
Miscellaneous	9,886	12,400	141,736	19,423
Total expenses	664,644	246,753	35,334,680	1,298,133
Expenses reimbursed by Management (Note B)	(162,503)	(198,405)	—	(93,270)
Investment management fees waived (Note A)	—	(5,165)	—	—
Total net expenses	502,141	43,183	35,334,680	1,204,863
Net investment income/(loss)	$(208,803)	$57,943	$868,256	$607,938

See Notes to Financial Statements

Statements of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021	For the Six Months Ended April 30, 2021
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	$47,470	$683,469	$276,806,470	$—
Transactions in investment securities of affiliated issuers	—	583,205	—	—
Realized gain distributions from affiliated issuers	—	21,183	—	—
Closed short positions of unaffiliated issuers	—	—	(136,247,973)	—
Settlement of forward foreign currency contracts	—	(7,677)	—	—
Settlement of foreign currency transactions	—	4,551	8,699	—
Expiration or closing of futures contracts	31,750,226	47,818	(101,188,123)	—
Expiration or closing of option contracts written	—	68,890	16,616,881	56,373,966
Expiration or closing of swap contracts	—	3,246	(43,767,643)	—
Change in net unrealized appreciation/ (depreciation) in value of:
Investment securities of unaffiliated issuers	(56,640)	353,744	641,676,397	(1,419,348)
Investment securities of affiliated issuers	—	(184,454)	—	—
Short positions of unaffiliated issuers	—	—	(13,001,861)	—
Forward foreign currency contracts	—	(2,435)	—	—
Foreign currency translations	—	(60)	(14)	—
Futures contracts	9,335,943	25,985	(65,342,766)	—
Option contracts written	—	13,133	4,248,862	9,009,126
Private investment in public equity—derivative	—	—	—	—
Private investment in public equity—subscription agreement	—	—	—	—
Swap contracts	—	13,803	(159,115,971)	—
Net gain/(loss) on investments	41,076,999	1,624,401	420,692,958	63,963,744
Net increase/(decrease) in net assets resulting from operations	$40,868,196	$1,682,344	$421,561,214	$64,571,682

(a) Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)			GLOBAL ALLOCATION FUND		LONG SHORT FUND		U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	Six Months Ended April 30, 2021 (Unaudited)		Fiscal Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Fiscal Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Fiscal Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Fiscal Year Ended October 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(208,803)		$940,335	$57,943	$249,403	$868,256	$(3,177,544)	$607,938	$3,675,659
Net realized gain/(loss) on investments	31,797,696		(28,653,917)	1,404,685	(233,738)	12,228,311	69,735,732	56,373,966	7,045,363
Change in net unrealized appreciation/(depreciation) of investments	9,279,303		1,061,851	219,716	(284,104)	408,464,647	247,761,596	7,589,778	(7,269,380)
Net increase/(decrease) in net assets resulting from operations	40,868,196		(26,651,731)	1,682,344	(268,439)	421,561,214	314,319,784	64,571,682	3,451,642
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(575,526)		(2,329,766)	(131,491)	(384,527)	(83,708,582)	(50,110,558)	(339,473)	(12,320,449)
Class A	(66,009)		(263,335)	(20,127)	(57,847)	(2,671,289)	(1,533,863)	(244)	(1,442,808)
Class C	—	(b)	(146)	(14,091)	(39,764)	(1,306,112)	(1,454,171)	—	(43,315)
Class R6	—		—	(574)	(905)	—	—	(275,703)	(1,106,669)
Tax return of capital:
Institutional Class	—		—	—	—	—	—	—	(42,230)
Class A	—		—	—	—	—	—	—	(3,859)
Class C	—	(b)	—	—	—	—	—	—	(170)
Class R6	—		—	—	—	—	—	—	(4,545)
Total distributions to shareholders	(641,535)		(2,593,247)	(166,283)	(483,043)	(87,685,983)	(53,098,592)	(615,420)	(14,964,045)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	21,948,964		46,842,515	1,083,334	1,688,738	1,084,773,893	2,061,566,804	33,029,469	116,196,391
Class A	2,690,342		8,442,516	151,774	129,693	53,326,693	45,823,700	421,847	5,573,809
Class C	35,000	(b)	8,250	—	168,588	9,082,084	10,375,945	101,000	24,007
Class R6	—		—	—	—	—	—	57,341,261	90,724,672
Proceeds from reinvestment of dividends and distributions:
Institutional Class	569,330		2,310,028	131,491	384,526	47,395,312	22,757,997	334,805	12,041,897
Class A	66,000		261,469	19,895	57,633	1,743,155	1,145,352	242	1,238,184
Class C	—	(b)	146	13,857	39,396	1,112,667	1,099,889	—	37,688
Class R6	—		—	—	—	—	—	275,641	1,110,766
Payments for shares redeemed:
Institutional Class	(18,943,054)		(79,271,860)	(1,433,751)	(6,406,024)	(519,046,592)	(800,873,692)	(61,655,942)	(120,881,693)
Class A	(3,526,526)		(9,336,309)	(209,923)	(962,184)	(18,186,039)	(21,766,038)	(1,185,734)	(30,789,788)
Class C	(8,422	)(b)	(19,204)	(480,762)	(506,303)	(11,641,898)	(21,873,447)	(61,058)	(231,221)
Class R6	—		—	—	—	—	—	(30,123,244)	(5,355,572)
Net increase/(decrease) from Fund share transactions	2,831,634		(30,762,449)	(724,085)	(5,405,937)	648,559,275	1,298,256,510	(1,521,713)	69,689,140
Net Increase/(Decrease) in Net Assets	43,058,295		(60,007,427)	791,976	(6,157,419)	982,434,506	1,559,477,702	62,434,549	58,176,737
Net Assets:
Beginning of period	107,810,097		167,817,524	9,795,810	15,953,229	3,782,479,852	2,223,002,150	344,398,865	286,222,128
End of period	$150,868,392		$107,810,097	$10,587,786	$9,795,810	$4,764,914,358	$3,782,479,852	$406,833,414	$344,398,865

(a) Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

(b) Neuberger Berman Commodity Strategy Fund Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021. The data includes transactions for the full period ended April 30, 2021.

See Notes to Financial Statements

Notes to Financial Statements Alternative and Multi-Asset Class Fundsß (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified Fund (Commodity Strategy, Global Allocation and Long Short became diversified in August 2015, December 2013 and December 2014, respectively). U.S. Equity Index PutWrite Strategy is diversified. Each Fund offers Institutional Class shares, Class A shares and Class C shares. Global Allocation and U.S. Equity Index PutWrite Strategy also offer Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that Commodity Strategy will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of April 30, 2021, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$30,074,024	19.9%

2  Consolidation: The accompanying financial statements of Commodity Strategy present the consolidated accounts of Commodity Strategy and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ß  Consolidated Notes to Financial Statements for Commodity Strategy

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments (long and short positions) in equity securities, convertible preferred stocks, exchange-traded funds ("ETFs"), preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 Inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

4  Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amount of such proceeds for the six months ended April 30, 2021, was $1,147 for Global Allocation.

6  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2021, the Funds did not have any unrecognized tax positions.

The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy will include in its taxable income its share of the CS Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2021 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Commodity Strategy	$156,607,964	$13,962,025	$7,986,923	$5,975,102
Global Allocation	9,822,300	736,024	15,031	720,993
Long Short	3,322,292,750	1,347,727,638	324,429,402	1,023,298,236
U.S. Equity Index PutWrite Strategy	406,403,749	4,471,685	33,432	4,438,253

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2020, the Funds recorded permanent reclassifications primarily related to one or more of the following: wholly owned subsidiary income and gain (loss), prior year true up adjustments, net operating losses written off, and deemed distribution on shareholder redemptions. For the year ended October 31, 2020, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Commodity Strategy	$(26,152,116)	$26,152,116
Global Allocation	1,428	(1,428)
Long Short	14,773,237	(14,773,237)
U.S. Equity Index PutWrite Strategy	1	(1)

The tax character of distributions paid during the years ended October 31, 2020, and October 31, 2019, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Commodity Strategy	$2,593,247	$3,368,067	$—	$—	$—	$—	$2,593,247	$3,368,067
Global Allocation	290,984	401,220	192,059	422,147	—	—	483,043	823,367
Long Short	—	—	53,098,592	146,654,901	—	—	53,098,592	146,654,901
U.S. Equity Index PutWrite Strategy	9,063,074	5,048,288	5,850,166	—	50,804	—	14,964,044	5,048,288

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Commodity Strategy	$641,048	$—	$—	$(3,189,444)	$(2,616,464)	$(358)	$(5,165,218)
Global Allocation	166,231	—	—	501,480	(145,562)	(3,101)	519,048
Long Short	—	—	87,678,454	614,798,862	(6,248,625)	(5,303,703)	690,924,988
U.S. Equity Index PutWrite Strategy	—	—	—	3,014,898	(877,500)	(3,776)	2,133,622

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, straddles and unsettled short sales, mark-to-market adjustments on swaps, futures, forward FX contracts, options and passive foreign investment companies ("PFIC"), amortization of organizational expenses, amortization of bond premium, gain on constructive sale, wholly owned subsidiary inclusions, tax adjustments related to real estate investment trusts ("REITs"), PFIC, short sales, partnerships, swap contracts and other investments.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2020, the below Fund(s) had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Commodity Strategy	$144,503	$2,471,961
Global Allocation	—	144,925
Long Short	—	—
U.S. Equity Index PutWrite Strategy	362,540	514,960

Under the current tax rules, the Funds may defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31. For the year ended October 31, 2020, Long Short elected to defer as late-year ordinary losses of $6,248,625.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2021, there were no outstanding balances of accrued capital gains taxes for any Fund.

8  Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for Commodity Strategy, Global Allocation, Long Short and quarterly for U.S. Equity Index PutWrite Strategy. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

For Funds that invest in REITs, these Funds pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended October 31, 2020, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after each Fund's fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. At the time a Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Each Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund.

12  Securities sold short: Each Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, a Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, a Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which a Fund sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Funds and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Statements of Assets and Liabilities. The Funds are required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Funds are contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Funds may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Funds and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred during the six months ended April 30, 2021, are included in the "Dividend and interest expense on securities sold short" on the Statements of Operations and are as follows:

Long Short	$(1,900,247)

At April 30, 2021, Long Short had cash pledged in the amount of $522,223,537 to State Street Bank and Trust Company ("State Street") to cover collateral requirements for borrowing in connection with securities sold short.

13  Securities lending: Each Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2021, the Fund listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Long Short	$496,521

As of April 30, 2021, the Fund listed below had outstanding loans of securities to certain approved brokers for which it received collateral as follows:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Long Short	$506,680	$—	$—	$—	$506,680

(a)  Amounts represent the payable for loaned securities collateral received.

14  Special purpose acquisition company: The Funds may acquire an interest in a special purpose acquisition company ("SPAC") in an IPO, via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund's performance if the Fund is invested in the SPAC during such period. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC's acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e, PIPE transaction), such Fund will no longer be obligated to fulfill its commitment.

15  Private investment in public equity: The Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Certain PIPE transactions could be treated and presented as derivatives or commitments on the statement of assets and liabilities based on the terms and considerations of each agreement.

On January 23, 2021, Long Short entered into a subscription agreement with a SPAC, Spartan Acquisition Corp. II, and agreed to commit $18,000,000 to Spartan Acquisition Corp. II, for 1,800,000 shares of Sunlight Financial LLC Class A common stock at a purchase price of $10 per share, via a PIPE transaction, to be funded at closing. On February 3, 2021, Long Short entered into a subscription agreement with a SPAC, FTAC Olympus Acquisition

Corp., and agreed to commit $7,209,000 to FTAC Olympus Acquisition Corp. for 720,900 shares of Payoneer Inc. common stock at a purchase price of $10 per share, via a PIPE transaction, to be funded at closing. At April 30, 2021, Long Short's PIPE investments in FTAC Olympus Acquisition Corp. and Spartan Acquisition Corp. II were considered commitments. The net appreciation/depreciation is stated in the Statements of Assets and Liabilities under "Private investment in public equity- subscription agreement" and shown separately in the Statements of Operations under "Change in net unrealized appreciation/(depreciation) in value of Private investment in public equity—subscription agreement." On February 22, 2021, Long Short entered into a subscription agreement with a SPAC, Churchill Capital Corp. IV, and agreed to commit $25,999,995 to Churchill Capital Corp. IV for 1,733,333 shares of Lucid Motors Class A common stock at a purchase price of $15 per share, via a PIPE transaction, to be funded at closing. At April 30, 2021, Long Short's PIPE investment in Churchill Capital Corp. IV was considered a derivative (See Note A-16). The PIPE transactions closing dates are to be determined and are subject to certain closing conditions being met. Long Short's commitment for all subscription agreements are reflected either in the Schedule of Investments under "Derivative Instruments" or in the chart below based on the applicable treatment.

SPAC	Value as of 4/30/2021(b)
FTAC Olympus Acquisition Corp.(a)	$7,209,000
Spartan Acquisition Corp. II(a)	18,000,000

(a)  Investment fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees.

(b)  These investments have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At April 30, 2021, these investments amounted to $25,209,000 which represents 0.5% of net assets of the Fund.

Restricted Security	Subscription Agreements Date	Amounts Committed	Amounts Committed Percentage of Net Assets as of Subscription Agreements Date	Value as of 4/30/2021	Fair Value Percentage of Net Assets as of 4/30/2021
FTAC Olympus Acquisition Corp.	1/21/2021	$7,209,000	0.2%	$7,209,000	0.1%
Spartan Acquisition Corp. II	2/3/2021	18,000,000	0.4%	18,000,000	0.4%
Total		$25,209,000	0.6%	$25,209,000	0.5%

16  Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2021, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2021. The Funds have adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund's performance and may increase costs related to a Fund's use of derivatives.

Futures contracts: During the six months ended April 30, 2021, Commodity Strategy used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund. During the six months ended April 30, 2021, Global Allocation used futures in an effort to enhance total return and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions. In addition, Global Allocation also utilized futures to provide investment exposure to certain indices and markets other than the benchmark indices. During the six months ended April 30, 2021, Long Short used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund.

At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund or CS Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund's or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's or CS Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2021, Global Allocation used forward FX contracts to obtain or reduce exposure to certain markets, establish net short or long positions for currencies and alter the Fund's exposure to markets and currencies.

A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund's Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Total return basket swap contracts: During the six months ended April 30, 2021, Global Allocation used total return basket swaps to provide investment exposure to certain investments, primarily equity securities. During the six months ended April 30, 2021, Long Short used total return basket swaps to increase returns, reduce risks and for hedging purposes. A Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. For over-the-counter ("OTC") total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.

Total return swap contracts: During the six months ended April 30, 2021, Global Allocation used total return swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2021, Long Short used total return swaps to increase returns, reduce risks and for hedging purposes. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.

Options: During the six months ended April 30, 2021, Global Allocation used options written to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2021, Global Allocation used options purchased to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2021, Long Short used options written to enhance total returns. During the six months ended April 30, 2021, Long Short used options purchased either for hedging purposes or to enhance total returns. During the six months ended April 30, 2021, U.S. Equity Index PutWrite Strategy used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.

Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.

Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.

When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

Private Investment in Public Equity: As of April 30, 2021, Long Short's PIPE investment in Churchill Capital Corp. IV represents an unfunded subscription agreement in a private investment in public equity, which is considered a derivative instrument under ASC 815, is stated in the Statements of Assets and Liabilities under "Private investment in public equity-derivative, at value" and shown separately in the Statements of Operations under "Change in net unrealized appreciation/(depreciation) in value of Private investment in public equity—derivative." See Notes A-14 and A-15 of the Notes to Financial Statements for additional information.

At April 30, 2021, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$13,887,891	$13,887,891
Total Value—Assets		$—	$—	$—	$13,887,891	$13,887,891
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$19,957	$—	$6,076	$—	$26,033
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	16,566	5,807	22,373
Options purchased	Investments in securities, at value	—	1,912	—	—	1,912
Total Value—Assets		$19,957	$1,912	$22,642	$5,807	$50,318

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$153,202	$—	$250,016	$—	$403,218
Options purchased	Investments in securities, at value	—	—	10,961,851	—	10,961,851
PIPE	Private investment in public equity- derivative, at value	—	—	—	—	—
Total Value—Assets		$153,202	$—	$11,211,867	$—	$11,365,069

Liability Derivatives

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$(1,941,809)	$(1,941,809)
Total Value—Liabilities		$—	$—	$—	$(1,941,809)	$(1,941,809)
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(48)	$—	$—	$—	$(48)
Forward FX contracts	Payable for forward foreign currency contracts	—	(1,094)	—	—	(1,094)
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	(8,570)	—	(8,570)
Options written	Option contracts written, at value	—	(575)	(5,858)	—	(6,433)
Total Value—Liabilities		$(48)	$(1,669)	$(14,428)	$—	$(16,145)

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$(43,618,861)	$—	$(43,618,861)
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	(178,603,978)	—	(178,603,978)
Options written	Option contracts written, at value	—	—	(8,429,979)	—	(8,429,979)
Total Value—Liabilities		$—	$—	$(230,652,818)	$—	$(230,652,818)
U.S. Equity Index PutWrite Strategy
Options written	Option contracts written, at value	$—	$—	$(4,276,180)	$—	$(4,276,180)
Total Value—Liabilities		$—	$—	$(4,276,180)	$—	$(4,276,180)

(a)  "Over-the-counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the over-the-counter swap contracts plus accrued interest as of April 30, 2021.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2021, was as follows:

Realized Gain/(Loss)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$—	$—	$—	$31,750,226	$31,750,226
Total Realized Gain/(Loss)		$—	$—	$—	$31,750,226	$31,750,226

Global Allocation

Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$44,078	$—	$3,740	$—	$47,818
Forward FX contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	—	(7,677)	—	—	(7,677)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	$—	$—	$3,246	$—	$3,246
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	(15,776)	—	(15,776)
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	68,890	—	68,890
Total Realized Gain/(Loss)		$44,078	$(7,677)	$60,100	$—	$96,501

Long Short

Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$(1,843,044)	$—	$(99,345,079)	$—	$(101,188,123)
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	—	—	(43,767,643)	—	(43,767,643)
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	(4,847,626)	—	(4,847,626)
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	16,616,881	—	16,616,881
Total Realized Gain/(Loss)		$(1,843,044)	$—	$(131,343,467)	$—	$(133,186,511)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
U.S. Equity Index PutWrite Strategy
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$—	$—	$56,373,966	$—	$56,373,966
Total Realized Gain/(Loss)		$—	$—	$56,373,966	$—	$56,373,966

Change in Appreciation/(Depreciation)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$—	$—	$—	$9,335,943	$9,335,943
Total Change in Appreciation/ (Depreciation)		$—	$—	$—	$9,335,943	$9,335,943

Global Allocation

Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$19,909	$—	$6,076	$—	$25,985
Forward FX contracts	Change in net unrealized appreciation/ (depreciation) in value of: Forward foreign currency contracts	—	(2,435)	—	—	(2,435)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Swaps	Change in net unrealized appreciation/ (depreciation) in value of: Swap contracts	$—	$—	$7,996	$5,807	$13,803
Options purchased	Change in net unrealized appreciation/ (depreciation) in value of: Investment securities of unaffiliated issuers	—	(1,856)	(6,247)	—	(8,103)
Options written	Change in net unrealized appreciation/ (depreciation) in value of: Option contracts written	—	860	12,273	—	13,133
Total Change in Appreciation/ (Depreciation)		$19,909	$(3,431)	$20,098	$5,807	$42,383

Long Short

Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$(289,767)	$—	$(65,052,999)	$—	$(65,342,766)
Swaps	Change in net unrealized appreciation/ (depreciation) in value of: Swap contracts	—	—	(159,115,971)	—	(159,115,971)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Options purchased	Change in net unrealized appreciation/ (depreciation) in value of: Investment securities of unaffiliated issuers	$—	$—	$5,330,703	$—	$5,330,703
Options written	Change in net unrealized appreciation/ (depreciation) in value of: Option contracts written	—	—	4,248,862	—	4,248,862
PIPE	Change in net unrealized appreciation/ (depreciation) in value of: Private investment in public equity-derivative	—	—	—	—	—
Total Change in Appreciation/ (Depreciation)		$(289,767)	$—	$(214,589,405)	$—	$(214,879,172)
U.S. Equity Index PutWrite Strategy
Options written	Change in net unrealized appreciation/ (depreciation) in value of: Option contracts written	$—	$—	$9,009,126	$—	$9,009,126
Total Change in Appreciation/ (Depreciation)		$—	$—	$9,009,126	$—	$9,009,126

While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting, or similar agreement. Global Allocation and Long Short held one or more of these investments at April 30, 2021. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting, or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2021.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Global Allocation
Over-the-counter swap contracts	$22,373	$—	$22,373
Over-the-counter options	1,912	—	1,912
Total	$24,285	$—	$24,285
Long Short
Securities lending	$496,521	$—	$496,521
Total	$496,521	$—	$496,521

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Global Allocation
GSI	$17,594	$(10,980)	$—	$6,614
JPM	6,691	(4,023)	—	2,668
Total	$24,285	$(15,003)	$—	$9,282
Long Short
SSB	$496,521	$—	$(496,521)	$—
Total	$496,521	$—	$(496,521)	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Global Allocation
Forward FX contracts	$(1,094)	$—	$(1,094)
Over-the-counter swap contracts	(8,570)	—	(8,570)
Over-the-counter options	(6,433)	—	(6,433)
Total	$(16,097)	$—	$(16,097)
Long Short
Over-the-counter swap contracts	$(178,603,978)	$—	$(178,603,978)
Total	$(178,603,978)	$—	$(178,603,978)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Global Allocation
CITI	$(1,094)	$—	$—	$(1,094)
GSI	(10,980)	10,980	—	—
JPM	(4,023)	4,023	—	—
Total	$(16,097)	$15,003	$—	$(1,094)
Long Short
GSI	$(8,748,831)	$—	$8,748,831	$—
JPM	(169,855,147)	—	169,855,147	—
Total	$(178,603,978)	$—	$178,603,978	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2021, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized to each counterparty as of April 30, 2021.

17  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

18  Transactions with other funds managed by Neuberger Berman Investment Advisers LLC: The Funds and NBIA have obtained an exemptive order from the SEC that permits the Funds to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order ("Exemptive Order"). During the six months ended April 30, 2021, Global Allocation invested in Commodity Strategy, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Genesis Fund and Neuberger Berman International Select Fund (collectively the "Underlying Funds") (See Note F).

For Global Allocation's investment in the Underlying Funds, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the six months ended April 30, 2021, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Investment management fees waived." For the six months ended April 30, 2021, distributions from income and capital gains received from the Underlying Funds on Global Allocation's investments is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers" and "Realized gain distributions from affiliated issuers". For the six months ended April 30, 2021, management fees waived under this Arrangement and distributions from income and capital gains received from Global Allocation's investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Global Allocation	$5,165	$33,563

19  Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by (a) the 1940 Act, (b) the Exemptive Order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a Fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Funds' current exemptive order and Rule 12d1-2 under the 1940 Act, and if so, a Fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

20  Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

21  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee as a percentage of average daily net assets(a) according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $2 billion	Thereafter
For Commodity Strategy and CS Subsidiary:
	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.375%	0.35%
For Global Allocation:
	0.55%	0.55%	0.55%	0.55%	0.525%	0.525%	0.50%	0.50%
For Long Short:
	1.20%	1.175%	1.15%	1.125%	1.10%	1.075%	1.075%	1.05%
For U.S. Equity Index PutWrite Strategy:
	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

Accordingly, for the six months ended April 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund's average daily net assets(a), as follows:

	Effective Rate
Commodity Strategy	0.50%
CS Subsidiary	0.50%
Global Allocation	0.45	%(b)
Long Short	1.10%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

(b)  After management fee waiver (Note A).

Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.26% for each of Class A and Class C; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy has agreed to share with the CS Subsidiary. For the six months ended April 30, 2021, the expenses of the CS Subsidiary amounted to $105,049.

At April 30, 2021, contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2018	2019	2020	2021
			Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(a)	Expiration	2021	2022	2023	2024
Commodity Strategy Institutional Class	0.73%	10/31/24	$227,405	$267,105	$291,571	$133,181
Commodity Strategy Class A	1.09%	10/31/24	118,368	88,930	52,155	29,299
Commodity Strategy Class C(d)	1.84%	10/31/24	—	—	—	11
Global Allocation Institutional Class	0.75%	10/31/24	329,169	314,674	315,601	144,922
Global Allocation Class A	1.11%	10/31/24	79,935	63,743	48,217	25,573
Global Allocation Class C	1.86%	10/31/24	63,702	53,469	51,809	27,284
Global Allocation Class R6	0.65%	10/31/24	—	604 (c)	826	626
Long Short Institutional Class	1.70%	10/31/24	—	—	—	—
Long Short Class A	2.06%	10/31/24	—	—	—	—
Long Short Class C	2.81%	10/31/24	—	—	—	—

				Expenses Reimbursed in Year Ended October 31,
				2018	2019	2020	2021
				Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(a)		Expiration	2021	2022	2023	2024
U.S. Equity Index PutWrite Strategy Institutional Class	0.65%		10/31/24	$238,341	$245,105	$209,397	$58,199
U.S. Equity Index PutWrite Strategy Class A	1.01%		10/31/24	8,937	27,065	18,661	1,435
U.S. Equity Index PutWrite Strategy Class C	1.76%		10/31/24	1,190	1,602	1,166	440
U.S. Equity Index PutWrite Strategy Class R6	0.55	%(b)	10/31/24	16,306	21,621	22,860	33,196

(a)  Expense limitation per annum of the respective class' average daily net assets.

(b)  Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
U.S. Equity Index PutWrite Strategy Class R6	0.58%	12/6/18

(c)  Period from January 18, 2019 (Commencement of Operations) to October 31, 2019.

(d)  Period from March 24, 2021 (Recommencement of Operations) to April 30, 2021.

Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class' annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2021, there was no repayment to NBIA under these agreements.

Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75%. Class A shares of each Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2021, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter
	Net Initial Sales Charge	CDSC
Commodity Strategy Class A	$28	$—
Commodity Strategy Class C	—	—
Global Allocation Class A	—	—
Global Allocation Class C	—	—
Long Short Class A	10,415	—
Long Short Class C	—	2,224
U.S. Equity Index PutWrite Strategy Class A	93	—
U.S. Equity Index PutWrite Strategy Class C	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2021, there were purchase and sale transactions of long-term securities (excluding swaps, futures, forward FX contracts and written option contracts) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Securities Sold Short	Covers on Securities Sold Short
Commodity Strategy	$—	$35,413,092	$—	$25,144,739	$—	$—
Global Allocation	679,498	8,593,701	1,194,357	8,801,377	—	—
Long Short	—	1,628,410,242	—	1,281,910,989	419,500,763	624,109,004
U.S. Equity Index PutWrite Strategy	154,561,113	—	62,500,000	—	—	—

During the six months ended April 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2021 and for the year ended October 31, 2020, was as follows:

	For the Six Months Ended April 30, 2021				For the Year Ended October 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Commodity Strategy*
Institutional Class	3,513,501	99,359	(3,157,966)	454,894	9,579,694	385,647	(16,576,870)	(6,611,529)
Class A	437,072	11,703	(582,723)	(133,948)	1,755,272	44,317	(1,932,134)	(132,545)
Class C	5,403	—	(1,445)	3,958	—	—	—	—
Global Allocation
Institutional Class	85,027	10,562	(115,321)	(19,732)	147,154	32,894	(585,566)	(405,518)
Class A	12,117	1,607	(16,633)	(2,909)	11,927	4,956	(97,246)	(80,363)
Class C	—	1,150	(39,364)	(38,214)	16,097	3,474	(47,088)	(27,517)
Class R6	—	—	—	—	—	—	—	—
Long Short
Institutional Class	65,168,485	2,858,583	(31,065,652)	36,961,416	136,229,485	1,547,111	(53,862,956)	83,913,640
Class A	3,235,344	106,031	(1,097,457)	2,243,918	3,049,484	78,181	(1,456,866)	1,670,799
Class C	559,466	68,896	(718,264)	(89,902)	690,963	75,854	(1,470,571)	(703,754)
U.S. Equity Index PutWrite Strategy
Institutional Class	2,703,530	27,748	(5,094,846)	(2,363,568)	11,122,168	1,113,821	(11,651,488)	584,501
Class A	34,550	20	(95,774)	(61,204)	526,503	112,159	(2,961,889)	(2,323,227)
Class C	8,163	—	(4,990)	3,173	2,207	3,474	(21,689)	(16,008)
Class R6	4,856,210	22,792	(2,449,327)	2,429,675	8,341,695	102,284	(544,293)	7,899,686

*  Commodity Strategy Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021. The data includes share transactions for the full period ended April 30, 2021.

Note E—Line of Credit:

At April 30, 2021, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any" particular time. There were no loans outstanding under the Credit Facility at April 30, 2021. During the period ended April 30, 2021, no Fund utilized the Credit Facility.

Note F—Investments in Affiliates(a):

	Value at October 31, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at April 30, 2021	Value at April 30, 2021
Global Allocation
Commodity Strategy Institutional Class	$420,889	$—	$466,458	$77,029	$(31,460)	$—	—	$—
Neuberger Berman Emerging Markets Equity Fund Class R6	563,538	3,119	705,748	(93,454)	232,545	3,119	—	—
Neuberger Berman Genesis Fund Class R6	351,639	15,735	438,106	(48,995)	119,727	15,735	—	—
Neuberger Berman International Select Fund Class R6	840,317	14,709	998,385	(119,034)	262,393	14,709	—	—
Sub-total for affiliates no longer held as of 4/30/21	$2,176,383	$33,563	$2,608,697	$(184,454)	$583,205	$33,563		$—

(a)  Affiliated persons, as defined in the 1940 Act.

(b)  Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.

In addition, at April 30, 2021, there were affiliated persons, as defined in the 1940 Act, owning 2.50%, 0.63% and 0.96% of Commodity Strategy's, Global Allocation's and U.S. Equity Index PutWrite Strategy's outstanding shares, respectively.

Note G—Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 848)". In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The guidance is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

Note H—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Commodity Strategy Fund[b]
Institutional Class
4/30/2021 (Unaudited)	$5.08	$(0.01)	$1.96	$1.95	$(0.03)	$—	$(0.03)	$—	$7.00	38.60%*	$126.4	0.99%**	0.99	%Ø**	0.74%**	0.74	%Ø**	(0.27	)%**	31%*	31	%Ø*
10/31/2020	$6.00	$0.04	$(0.86)	$(0.82)	$(0.10)	$—	$(0.10)	$—	$5.08	(13.98)%	$89.4	0.99%	0.99	%Ø	0.74%	0.74	%Ø	0.74%		109%	109	%Ø
10/31/2019	$6.19	$0.12	$(0.16)	$(0.04)	$(0.15)	$(0.00)	$(0.15)	$—	$6.00	(0.41)%	$145.3	0.96%	0.96	%Ø	0.74%	0.74	%Ø	1.99%		88%	88	%Ø
10/31/2018	$6.36	$0.08	$(0.01)	$0.07	$(0.24)	$—	$(0.24)	$—	$6.19	1.19%	$100.3	0.98%	0.98	%Ø	0.74%	0.74	%Ø	1.31%		107%	107	%Ø
10/31/2017	$5.99	$0.02	$0.35	$0.37	$—	$—	$—	$—	$6.36	6.18%	$83.1	1.18%	1.18	%Ø	0.85%	0.85	%Ø	0.36%		105%	105	%Ø
10/31/2016	$6.20	$(0.03)	$(0.18)	$(0.21)	$—	$—	$—	$—	$5.99	(3.39)%	$49.0	1.65%	1.65	%Ø	1.10%	1.10	%Ø	(0.44)%		58%	58	%Ø
Class A
4/30/2021 (Unaudited)	$4.99	$(0.02)	$1.93	$1.91	$(0.02)	$—	$(0.02)	$—	$6.88	38.32%*	$24.4	1.37%**	1.37	%Ø**	1.10%**	1.10	%Ø**	(0.63	)%**	31%*	31	%Ø*
10/31/2020	$5.89	$0.02	$(0.85)	$(0.83)	$(0.07)	$—	$(0.07)	$—	$4.99	(14.29)%	$18.4	1.36%	1.36	%Ø	1.10%	1.10	%Ø	0.34%		109%	109	%Ø
10/31/2019	$6.07	$0.09	$(0.14)	$(0.05)	$(0.13)	$(0.00)	$(0.13)	$—	$5.89	(0.64)%	$22.5	1.37%	1.37	%Ø	1.09%	1.09	%Ø	1.65%		88%	88	%Ø
10/31/2018	$6.24	$0.06	$(0.01)	$0.05	$(0.22)	$—	$(0.22)	$—	$6.07	0.81%	$47.9	1.35%	1.35	%Ø	1.10%	1.10	%Ø	0.95%		107%	107	%Ø
10/31/2017	$5.90	$(0.00)	$0.34	$0.34	$—	$—	$—	$—	$6.24	5.76%	$42.4	1.56%	1.56	%Ø	1.21%	1.21	%Ø	(0.02)%		105%	105	%Ø
10/31/2016	$6.12	$(0.05)	$(0.17)	$(0.22)	$—	$—	$—	$—	$5.90	(3.59)%	$33.3	2.04%	2.04	%Ø	1.46%	1.46	%Ø	(0.82)%		58%	58	%Ø
Class C
Period from 3/24/2021[j] to 4/30/2021 (Unaudited)	$6.26	$(0.01)	$0.63	$0.62	$—	$—	$—	$—	$6.88	9.90%*	$0.0	2.45%**	2.45	%Ø**	1.84%**	1.84	%Ø**	(1.47	)%**	31%*	31	%^^Ø*
10/31/2020	$5.66	$(0.01)	$(0.84)	$(0.85)	$(0.03)	$—	$(0.03)	$—	$4.78	(15.05)%	$0.0	2.31%	2.31	%Ø	1.86%	1.86	%Ø	(0.23)%		109%	109	%Ø
10/31/2019	$5.83	$0.05	$(0.14)	$(0.09)	$(0.08)	$(0.00)	$(0.08)	$—	$5.66	(1.51)%	$0.0	2.32%	2.32	%Ø	1.84%	1.84	%Ø	0.88%		88%	88	%Ø
10/31/2018	$5.95	$0.01	$—	$0.01	$(0.13)	$—	$(0.13)	$—	$5.83	0.15%	$0.0	2.34%	2.34	%Ø	1.85%	1.85	%Ø	0.19%		107%	107	%Ø
10/31/2017	$5.71	$(0.05)	$0.29	$0.24	$—	$—	$—	$—	$5.95	4.20%	$0.0	3.20%	3.20	%Ø	2.03%	2.03	%Ø	(0.92)%		105%	105	%Ø
10/31/2016	$5.98	$(0.09)	$(0.18)	$(0.27)	$—	$—	$—	$—	$5.71	(4.52)%	$0.1	3.06%	3.06	%Ø	2.21%	2.21	%Ø	(1.65)%		58%	58	%Ø

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund
Institutional Class
4/30/2021 (Unaudited)	$11.42	$0.08	$1.98	$2.06	$(0.23)	$—	$(0.23)	$—	$13.25	18.16	%*[d]	$8.0	4.69%**	4.69	%**Ø	0.66%**	0.66	%**Ø	1.35%**	95%*	95	%cØ*
10/31/2020	$11.65	$0.23	$(0.09)	$0.14	$(0.23)	$(0.14)	$(0.37)	$—	$11.42	1.14%[d]		$7.1	3.86%	3.86	%Ø	0.55%	0.55	%Ø	2.04%	74%	74	%cØ
10/31/2019	$11.15	$0.24	$0.80	$1.04	$(0.25)	$(0.29)	$(0.54)	$—	$11.65	10.13%[d]		$12.0	3.35%	3.35	%Ø	0.49%	0.49	%Ø	2.12%	74%	74	%cØ
10/31/2018	$12.14	$0.23	$(0.58)	$(0.35)	$(0.22)	$(0.42)	$(0.64)	$—	$11.15	(3.14)%[d]		$13.8	3.04%	3.04	%Ø	0.46%	0.46	%Ø	1.96%	59%[c]	59	%cØ
10/31/2017	$10.49	$0.18	$1.52	$1.70	$(0.05)	$—	$(0.05)	$—	$12.14	16.24%		$13.9	3.59%[e]	3.56%		0.49%[e]	0.46%		1.63%[e]	113%[c]	101%[c]
10/31/2016	$10.42	$0.10	$(0.01)	$0.09	$(0.00)	$(0.02)	$(0.02)	$—	$10.49	0.87%		$10.1	4.17%	3.66%		1.11%	0.60%		0.97%	176%[c]	174%[c]
Class A
4/30/2021 (Unaudited)	$11.33	$0.06	$1.96	$2.02	$(0.19)	$—	$(0.19)	$—	$13.16	17.93	%*[d]	$1.3	5.09%**	5.09	%**Ø	1.02%**	1.02	%**Ø	1.00%**	95%*	95	%cØ*
10/31/2020	$11.55	$0.19	$(0.09)	$0.10	$(0.18)	$(0.14)	$(0.32)	$—	$11.33	0.82%[d]		$1.2	4.24%	4.24	%Ø	0.91%	0.91	%Ø	1.72%	74%	74	%cØ
10/31/2019	$11.05	$0.20	$0.79	$0.99	$(0.20)	$(0.29)	$(0.49)	$—	$11.55	9.70%[d]		$2.1	3.74%	3.74	%Ø	0.84%	0.84	%Ø	1.79%	74%	74	%cØ
10/31/2018	$12.04	$0.20	$(0.59)	$(0.39)	$(0.18)	$(0.42)	$(0.60)	$—	$11.05	(3.49)%[d]		$2.8	3.46%	3.46	%Ø	0.82%	0.82	%Ø	1.70%	59%[c]	59	%cØ
10/31/2017	$10.40	$0.14	$1.50	$1.64	$—	$—	$—	$—	$12.04	15.77%		$3.9	4.10%[e]	4.05%		0.89%[e]	0.84%		1.27%[e]	113%[c]	101%[c]
10/31/2016	$10.36	$0.06	$(0.00)	$0.06	$—	$(0.02)	$(0.02)	$—	$10.40	0.59%		$5.9	4.53%	4.01%		1.49%	0.96%		0.64%	176%[c]	174%[c]
Class C
4/30/2021 (Unaudited)	$10.97	$0.01	$1.91	$1.92	$(0.11)	$—	$(0.11)	$—	$12.78	17.59	%*[d]	$1.2	5.80%**	5.80	%**Ø	1.76%**	1.76	%**	0.24%**	95%*	95	%cØ*
10/31/2020	$11.20	$0.10	$(0.09)	$0.01	$(0.10)	$(0.14)	$(0.24)	$—	$10.97	0.01%[d]		$1.5	4.99%	4.99	%Ø	1.66%	1.66%		0.89%	74%	74	%cØ
10/31/2019	$10.70	$0.11	$0.79	$0.90	$(0.11)	$(0.29)	$(0.40)	$—	$11.20	8.97%[d]		$1.8	4.47%	4.47	%Ø	1.59%	1.59	%Ø	1.01%	74%	74	%cØ
10/31/2018	$11.66	$0.11	$(0.58)	$(0.47)	$(0.07)	$(0.42)	$(0.49)	$—	$10.70	(4.25)%[d]		$2.3	4.18%	4.18	%Ø	1.57%	1.57	%Ø	0.92%	59%[c]	59	%cØ
10/31/2017	$10.14	$0.05	$1.47	$1.52	$—	$—	$—	$—	$11.66	14.99%		$3.2	4.84%[e]	4.79%		1.63%[e]	1.59%		0.50%[e]	113%[c]	101%[c]
10/31/2016	$10.18	$(0.01)	$(0.01)	$(0.02)	$—	$(0.02)	$(0.02)	$—	$10.14	(0.19)%		$4.7	5.26%	4.74%		2.24%	1.71%		(0.10)%	176%[c]	174%[c]
Class R6
4/30/2021 (Unaudited)	$11.43	$0.09	$1.98	$2.07	$(0.24)	$—	$(0.24)	$—	$13.26	18.27	%*[d]	$0.0	4.87%**	4.87	%**Ø	0.56%**	0.56	%**Ø	1.45%**	95%*	95	%cØ*
10/31/2020	$11.65	$0.23	$(0.07)	$0.16	$(0.24)	$(0.14)	$(0.38)	$—	$11.43	1.32%[d]		$0.0	3.76%	3.76	%Ø	0.45%	0.45	%Ø	2.06%	74%	74	%cØ
Period from 1/18/2019^ to 10/31/2019	$10.56	$0.16	$0.93	$1.09	$—	$—	$—	$—	$11.65	10.32	%*	$0.0	3.55%**	3.55	%Ø**	0.39%**	0.39	%Ø**	1.78%**	74%*	74	%^^cØ*

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Long Short Fund
Institutional Class
4/30/2021 (Unaudited)	$16.00	$0.01	$1.65	$1.66	$—	$(0.36)	$(0.36)	$—	$17.30	10.46	%*	$4,565.4	1.63%**	1.29%**	1.63%**	1.29%**	0.07	%**	39%*	33%*
10/31/2020	$14.67	$(0.01)	$1.69	$1.68	$—	$(0.35)	$(0.35)	$—	$16.00	11.68%[d]		$3,631.6	1.80%	1.30%	1.80%	1.30%	(0.08)%		81%	60%
10/31/2019	$14.54	$0.04	$0.85	$0.89	$—	$(0.76)	$(0.76)	$—	$14.67	6.98%[d]		$2,098.0	1.78%	1.33%	1.78%	1.33%	0.28%		66%	47%
10/31/2018	$14.21	$0.03	$0.30	$0.33	$—	$—	$—	$—	$14.54	2.32%[d]		$2,847.3	1.60%	1.31%	1.60%	1.31%	0.23%		83%	69%
10/31/2017	$12.74	$0.02	$1.45	$1.47	$—	$—	$—	$0.00	$14.21	11.54	%fg	$2,853.0	1.80%	1.33%	1.80%[h]	1.32%[h]	0.12%[h]		80%	64%
10/31/2016	$12.76	$(0.03)	$0.01	$(0.02)	$(0.00)	$—	$(0.00)	$—	$12.74	(0.14)%		$2,074.7	1.91%	1.33%	1.91%	1.33%	(0.22)%		86%	72%
Class A
4/30/2021 (Unaudited)	$15.88	$(0.02)	$1.63	$1.61	$—	$(0.36)	$(0.36)	$—	$17.13	10.22	%*	$141.6	1.99%**	1.65%**	1.99%**	1.65%**	(0.29	)%**	39%*	33%*
10/31/2020	$14.61	$(0.07)	$1.69	$1.62	$—	$(0.35)	$(0.35)	$—	$15.88	11.31%[d]		$95.6	2.15%	1.67%	2.15%	1.67%	(0.43)%		81%	60%
10/31/2019[i]	$14.54	$(0.01)	$0.84	$0.83	$—	$(0.76)	$(0.76)	$—	$14.61	6.54%[d]		$63.6	2.13%	1.69%	2.13%	1.69%	(0.08)%		66%	47%
10/31/2018[i]	$14.26	$(0.02)	$0.30	$0.28	$—	$—	$—	$—	$14.54	2.01%[d]		$105.9	1.96%	1.67%	1.96%	1.67%	(0.13)%		83%	69%
10/31/2017[i]	$12.83	$(0.02)	$1.45	$1.43	$—	$—	$—	$0.00	$14.26	11.15	%fg	$145.6	2.16%	1.68%	2.16%[h]	1.68%[h]	(0.18)%[h]		80%	64%
10/31/2016[i]	$12.89	$(0.07)	$0.01	$(0.06)	$—	$—	$—	$—	$12.83	(0.48)%		$206.4	2.28%	1.69%	2.28%	1.69%	(0.59)%		86%	72%
Class C
4/30/2021 (Unaudited)	$15.62	$(0.08)	$1.61	$1.53	$—	$(0.36)	$(0.36)	$—	$16.79	9.87	%*	$57.9	2.74%**	2.40%**	2.74%**	2.40%**	(1.04	)%**	39%*	33%*
10/31/2020	$14.49	$(0.17)	$1.65	$1.48	$—	$(0.35)	$(0.35)	$—	$15.62	10.42%[d]		$55.3	2.90%	2.41%	2.90%	2.41%	(1.14)%		81%	60%
10/31/2019[i]	$14.53	$(0.12)	$0.84	$0.72	$—	$(0.76)	$(0.76)	$—	$14.49	5.79%[d]		$61.4	2.88%	2.44%	2.88%	2.44%	(0.82)%		66%	47%
10/31/2018[i]	$14.34	$(0.13)	$0.32	$0.19	$—	$—	$—	$—	$14.53	1.27%[d]		$77.6	2.71%	2.42%	2.71%	2.42%	(0.88)%		83%	69%
10/31/2017[i]	$13.00	$(0.13)	$1.47	$1.34	$—	$—	$—	$0.00	$14.34	10.31	%fg	$92.7	2.90%	2.43%	2.90%[h]	2.43%[h]	(0.94)%[h]		80%	64%
10/31/2016[i]	$13.18	$(0.18)	$0.00	$(0.18)	$—	$—	$—	$—	$13.00	(1.30)%		$117.3	3.02%	2.44%	3.02%	2.44%	(1.33)%		86%	72%
See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund
Institutional Class
4/30/2021 (Unaudited)	$10.93	$0.02	$1.97	$1.99	$(0.02)	$—	$(0.02)	$—	$12.90	18.19%*	$247.8	0.70	%**	0.70	%Ø**	0.65	%**	0.65	%Ø**	0.29	%**	20%*	20	%Ø*
10/31/2020	$11.28	$0.14	$0.10	$0.24	$(0.16)	$(0.43)	$(0.59)	$—	$10.93	2.22%	$235.6	0.74%		0.74	%Ø	0.66%		0.66	%Ø	1.31%		41%	41	%Ø
10/31/2019	$10.65	$0.18	$0.66	$0.84	$(0.21)	$—	$(0.21)	$—	$11.28	7.99%	$236.8	0.76%		0.76	%Ø	0.65%		0.65	%Ø	1.65%		31%	31	%Ø
10/31/2018	$11.33	$0.12	$(0.13)	$(0.01)	$(0.08)	$(0.59)	$(0.67)	$—	$10.65	(0.16)%	$217.6	0.74%		0.74	%Ø	0.65%		0.65	%Ø	1.09%		56%	56	%Ø
10/31/2017	$10.09	$0.05	$1.26	$1.31	$(0.04)	$(0.03)	$(0.07)	$—	$11.33	13.05%	$152.0	0.98%		0.98	%Ø	0.65%		0.65	%Ø	0.49%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.09	$0.09	$—	$—	$—	$—	$10.09	0.90%*	$21.2	3.84	%‡**	3.84	%‡Ø**	0.65	%‡**	0.65	%‡Ø**	0.26	%‡**	0%*	0	%Ø*
Class A
4/30/2021 (Unaudited)	$10.91	$(0.00)	$1.97	$1.97	$(0.00)	$—	$—	$—	$12.88	18.06%*	$4.4	1.08	%**	1.08	%Ø**	1.01	%**	1.01	%Ø**	(0.07	)%**	20%*	20	%Ø*
10/31/2020	$11.27	$0.12	$0.07	$0.19	$(0.12)	$(0.43)	$(0.55)	$—	$10.91	1.71%	$4.4	1.11%		1.11	%Ø	1.02%		1.02	%Ø	1.08%		41%	41	%Ø
10/31/2019	$10.64	$0.14	$0.66	$0.80	$(0.17)	$—	$(0.17)	$—	$11.27	7.63%	$30.7	1.12%		1.12	%Ø	1.01%		1.01	%Ø	1.30%		31%	31	%Ø
10/31/2018	$11.33	$0.11	$(0.16)	$(0.05)	$(0.05)	$(0.59)	$(0.64)	$—	$10.64	(0.55)%	$18.4	1.11%		1.11	%Ø	1.01%		1.01	%Ø	0.97%		56%	56	%Ø
10/31/2017	$10.09	$0.01	$1.27	$1.28	$(0.01)	$(0.03)	$(0.04)	$—	$11.33	12.70%	$4.1	1.35%		1.35	%Ø	1.01%		1.01	%Ø	0.13%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.00)	$0.09	$0.09	$—	$—	$—	$—	$10.09	0.90%*	$0.4	4.26	%‡**	4.26	%‡Ø**	1.01	%‡**	1.01	%‡Ø**	(0.05	)%‡**	0%*	0	%Ø*
Class C
4/30/2021 (Unaudited)	$10.78	$(0.05)	$1.95	$1.90	$—	$—	$—	$—	$12.68	17.63%*	$1.0	1.86	%**	1.86	%Ø**	1.76	%**	1.76	%Ø**	(0.83	)%**	20%*	20	%Ø*
10/31/2020	$11.14	$0.02	$0.09	$0.11	$(0.04)	$(0.43)	$(0.47)	$—	$10.78	1.00%	$0.8	1.89%		1.89	%Ø	1.77%		1.77	%Ø	0.22%		41%	41	%Ø
10/31/2019	$10.51	$0.06	$0.65	$0.71	$(0.08)	$—	$(0.08)	$—	$11.14	6.86%	$1.0	1.92%		1.92	%Ø	1.76%		1.76	%Ø	0.54%		31%	31	%Ø
10/31/2018	$11.24	$(0.00)	$(0.13)	$(0.13)	$(0.01)	$(0.59)	$(0.60)	$—	$10.51	(1.30)%	$1.2	1.89%		1.89	%Ø	1.76%		1.76	%Ø	(0.04)%		56%	56	%Ø
10/31/2017	$10.08	$(0.07)	$1.26	$1.19	$—	$(0.03)	$(0.03)	$—	$11.24	11.81%	$0.5	2.12%		2.12	%Ø	1.76%		1.76	%Ø	(0.63)%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.01)	$0.09	$0.08	$—	$—	$—	$—	$10.08	0.80%*	$0.1	5.10	%‡**	5.10	%‡Ø**	1.76	%‡**	1.76	%‡Ø**	(0.86	)%‡**	0%*	0	%Ø*

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund (cont'd)
Class R6
4/30/2021 (Unaudited)	$10.93	$0.02	$1.98	$2.00	$(0.02)	$—	$(0.02)	$—	$12.91	18.34%*	$153.7	0.60	%**	0.60	%Ø**	0.55	%**	0.55	%Ø**	0.38	%**	20%*	20	%Ø*
10/31/2020	$11.29	$0.14	$0.10	$0.24	$(0.17)	$(0.43)	$(0.60)	$—	$10.93	2.23%	$103.5	0.64%		0.64	%Ø	0.55%		0.55	%Ø	1.31%		41%	41	%Ø
10/31/2019	$10.66	$0.19	$0.66	$0.85	$(0.22)	$—	$(0.22)	$—	$11.29	8.08%	$17.7	0.66%		0.66	%Ø	0.56%		0.56	%Ø	1.75%		31%	31	%Ø
10/31/2018	$11.34	$0.12	$(0.12)	$0.00	$(0.09)	$(0.59)	$(0.68)	$—	$10.66	(0.09)%	$17.9	0.68%		0.68	%Ø	0.58%		0.58	%Ø	1.12%		56%	56	%Ø
10/31/2017	$10.10	$0.06	$1.26	$1.32	$(0.05)	$(0.03)	$(0.08)	$—	$11.34	13.08%	$12.2	0.93%		0.93	%Ø	0.58%		0.58	%Ø	0.55%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.10	$0.10	$—	$—	$—	$—	$10.10	1.00%*	$4.8	3.77	%‡**	3.77	%‡Ø**	0.58	%‡**	0.58	%‡Ø**	0.26	%‡**	0%*	0	%Ø*

See Notes to Financial Highlights

Notes to Financial Highlights Alternative and Multi-Asset Class Funds (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if Long Short had not received refunds, plus interest, from State Street noted in (g) below for custodian out-of-pocket expenses previously paid during the year ended October 31, 2017.

**  Annualized.

^  The date investment operations commenced.

*  Not annualized.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Ø  Commodity Strategy and U.S. Equity Index PutWrite Strategy did not engage in short sales. For the six months ended April 30, 2021 and the years ended October 31, 2020, 2019 and 2018, Global Allocation did not engage in short sales.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2019 for Global Allocation and for the six months ended April 30, 2021 for Commodity Strategy.

a  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

b  Consolidated financial highlights, see Note A in the Notes to Financial Statements.

c  Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

				Including Short Sales	Excluding Short Sales	Including Short Sales	Excluding Short Sales
	Year Ended October 31,			Year Ended		Year Ended
	2020	2019	2018	October 31, 2017		October 31, 2016
Global Allocation	176%	159%	129%	165%	154%	182%	183%

d  The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the Funds' total returns for the six months ended April 30, 2021.The class action proceeds received in 2020, 2019 and 2018 had no impact on the Funds' total returns for the years ended October 31, 2020, 2019 and 2018.

e  Dividend and interest expense relating to short sales, which is a non-recurring expense for Global Allocation, is included in these ratios on a non-annualized basis.

f  The voluntary contribution received in 2017 for Long Short had no impact on the Fund's total returns for the year ended October 31, 2017.

g  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which Long Short was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from the Fund's inception through November 2015, and refunded to the Fund certain expenses, plus interest,

Notes to Financial Highlights Alternative and Multi-Asset Class Funds (Unaudited) (cont'd)

determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended October 31, 2017. These amounts had no impact on Long Short's total returns for the year ended October 31, 2017.

h  The custodian expenses refund noted in (g) above is non-recurring and is included in these ratios. Had Long Short not received the refund, the annualized ratio of net expenses to average net assets, the annualized ratio of net expenses to average net assets (excluding dividend and interest expense relating to short sales) and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended October 31, 2017
Long Short Institutional Class	1.80%	1.32%	0.12%
Long Short Class A	2.16%	1.68%	(0.18)%
Long Short Class C	2.90%	2.43%	(0.94)%

i  After the close of business on December 7, 2018, Long Short's Class A and Class C shares underwent a stock split. The per share data presented here has been retroactively adjusted to reflect this split.

j  Commodity Strategy Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021.

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

L0088 06/21

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).   The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 30, 2021

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 30, 2021